AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2002


                                                     REGISTRATION NOS. 033-61122
                                                                   AND 811-04819

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

================================================================================

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.         [_]

                         POST-EFFECTIVE AMENDMENT NO. 12       [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940


                                 AMENDMENT NO. 32              [X]


                       CONSECO VARIABLE ANNUITY ACCOUNT C
                           (EXACT NAME OF REGISTRANT)

                       CONSECO VARIABLE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (317) 817-6100

                                 DAVID K. HERZOG
             EXECUTIVE VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
                       CONSECO VARIABLE INSURANCE COMPANY
                         11815 NORTH PENNSYLVANIA STREET
                              CARMEL, INDIANA 46032
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                          MARY JANE WILSON-BILIK, ESQ.
                         SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, D.C. 20004-2415

It is proposed that this filing will become effective:
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on MAY 1, 2002 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on _____ pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:
[_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                                                                    CONSECO LOGO

--------------------------------------------------------------------------------


                                 Maxiflex Group

             Group Flexible Premium Deferred Fixed/Variable Annuity

                                    issued by

                       Conseco Variable Annuity Account C


                                       and


                       Conseco Variable Insurance Company



   This prospectus describes the group flexible premium deferred fixed/variable annuity contract ("Contract") issued by Conseco Variable Insurance Company ("Conseco Variable"). The Contracts are designed for use in retirement planning.


   The Contract has 59 investment options: a fixed account and 58 subaccounts, each of which invests in one of the Funds listed below. Depending on market conditions, you can make or lose money in any of these subaccounts. Money you direct into the Fixed Account earns interest at a rate guaranteed by us. Currently, you can invest in up to 15 investment options at one time.

THE ALGER AMERICAN FUND
   o  Alger American Growth Portfolio
   o  Alger American Leveraged AllCap Portfolio
   o  Alger American MidCap Growth Portfolio
   o  Alger American Small Capitalization Portfolio


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   o  VP Income & Growth Fund
   o  VP International Fund
   o  VP Value Fund


BERGER INSTITUTIONAL PRODUCTS TRUST

   o  Berger IPT--Growth Fund
   o  Berger IPT--International Fund
   o  Berger IPT--Large Cap Growth Fund
   o  Berger IPT--Small Company Growth Fund

CONSECO SERIES TRUST
   o  Balanced Portfolio
   o  Conseco 20 Focus Portfolio
   o  Equity Portfolio
   o  Fixed Income Portfolio
   o  Government Securities Portfolio
   o  High Yield Portfolio
   o  Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)


DREYFUS STOCK INDEX FUND (INITIAL SHARES)


DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
   o  Dreyfus VIF--Disciplined Stock Portfolio
   o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
   o  Federated High Income Bond Fund II (Primary Shares)
   o  Federated International Equity Fund II
   o  Federated International Small Company Fund II
   o  Federated Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
   o  First American Large Cap Growth Portfolio
   o  First American Mid Cap Growth Portfolio



--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.
   o  INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
   o  INVESCO VIF--Financial Services Fund
   o  INVESCO VIF--Health Sciences Fund
   o  INVESCO VIF--High Yield Fund
   o  INVESCO VIF--Real Estate Opportunity Fund
   o  INVESCO VIF--Technology Fund
   o  INVESCO VIF--Telecommunications Fund


JANUS ASPEN SERIES

   o  Aggressive Growth Portfolio (Institutional Shares)
   o  Growth Portfolio (Institutional Shares)
   o  Worldwide Growth Portfolio (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.

   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio


LORD ABBETT SERIES FUND, INC.

   o  Growth and Income Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   o  Limited Maturity Bond Portfolio
   o  Midcap Growth Portfolio
   o  Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
   o  Pioneer Equity Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio
   o  Pioneer Fund VCT Portfolio


RYDEX VARIABLE TRUST

   o  Nova Fund
   o  OTC Fund
   o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
   o  Seligman Communications and Information Portfolio (Class 2)
   o  Seligman Global Technology Portfolio (Class 2)


STRONG OPPORTUNITY FUND II, INC.

   o  Strong Opportunity Fund II


STRONG VARIABLE INSURANCE FUNDS, INC.

   o  Strong Mid Cap Growth Fund II


VAN ECK WORLDWIDE INSURANCE TRUST

   o  Worldwide Bond Fund
   o  Worldwide Emerging Markets Fund
   o  Worldwide Hard Assets Fund
   o  Worldwide Real Estate Fund


   Please read this prospectus carefully before investing and keep it on file for future reference. It contains important information about the group fixed and variable annuity contracts issued by Conseco Variable.


   To learn more about the Contracts, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is at the end of this prospectus. For a free copy of the SAI, call us at (866) 590-2255 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.


THE CONTRACTS:


   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL.

May 1, 2002

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


TABLE OF CONTENTS

                                                                       PAGE

DEFINITIONS...............................................................5
SUMMARY...................................................................5
FEE TABLE.................................................................7
CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS............19
   Conseco Variable......................................................19
   The Variable Account..................................................19
   Investment Options....................................................20
      Voting Rights......................................................22
      Fixed Account......................................................23
THE CONTRACT.............................................................23
ACCUMULATION PROVISIONS..................................................23
   Purchase Payments.....................................................23
   Allocation Of Purchase Payments.......................................23
   Accumulation Units....................................................24
      Accumulation Unit Values...........................................24
   Transfers.............................................................24
   Excessive Trading Limits..............................................24
   Dollar Cost Averaging.................................................25
   Rebalancing...........................................................25
   Asset Allocation Program..............................................25
   Sweep Program.........................................................25
   Withdrawals...........................................................25
   Suspension of Payments................................................26
   Restrictions Under Optional Retirement Programs.......................26
   Restrictions Under Section 403(b) Plans...............................26
   Conversion to Individual Contract Upon Termination in Plan............26
   Systematic Withdrawal Plan............................................27
   Loans.................................................................27
CHARGES AND DEDUCTIONS...................................................27
   Withdrawal Charge.....................................................27
   Administrative Charge (Annual Contract Fee)...........................28
   Mortality and Expense Risk Charge.....................................28
   Premium Taxes.........................................................29
   Fund Expenses.........................................................29
   Reduction or Elimination of Contract Charges..........................29
   Other Charges.........................................................29
DEATH BENEFITS...........................................................29
THE ANNUITY PERIOD.......................................................29
   Optional Annuity Period Elections.....................................29
   Annuity Options.......................................................30
   Transfers During the Annuity Period...................................31
   Death Benefit Amount During the Annuity Period........................31
TAXES....................................................................31
   Annuity Contracts in General..........................................32
   Tax Status of the Contracts...........................................32
   Taxation of Non-Qualified Contracts...................................32
   Taxation of Qualified Contracts.......................................33
   Possible Tax Law Changes..............................................34
INTERNAL APPEALS PROCEDURES..............................................34
GENERAL MATTERS..........................................................35
   Performance Information...............................................35

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   Distribution of Contracts.............................................35
   Legal Proceedings.....................................................35
TABLE OF CONTENTS OF THE SAI.............................................36
APPENDIX A--CONDENSED FINANCIAL INFORMATION..............................37
APPENDIX B--MORE INFORMATION ABOUT THE FUNDS.............................46

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------

DEFINITIONS

   ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

   ACCUMULATION UNIT: An accounting unit of measure we use to calculate the value of your Contract during the Accumulation Period.

   ANNUITANT: The named individual upon whose life Annuity Payments are based.

   ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

   ANNUITY PERIOD: The period during which we make Annuity Payments.

   CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

   CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account.

   CODE: Internal Revenue Code of 1986, as amended.

   FIXED ACCOUNT: The general account of Conseco Variable. You may choose to allocate Purchase Payments and Contract Value to the Fixed Account. It provides guaranteed values and periodically adjusted interest rates.


   FUND: The underlying mutual funds (or portfolio of a mutual fund) which the subaccounts of the Variable Account invest in.

   INDIVIDUAL CONTRACT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.


   INVESTMENT OPTIONS: The investment choices available to Contract Owners.


   PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Contract is established. References to "you" and "your" in this prospectus refer to you as the Participant.


   PLAN: A voluntary program for an employer that qualifies for special tax treatment.

   PURCHASE PAYMENTS: The purchase payments made to Conseco Variable under the terms of the Contract.

   VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.


   VARIABLE ACCOUNT: The separate account we established known as Conseco Variable Annuity Account C. Prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.


SUMMARY


   THE CONTRACT: The Contract described in this prospectus is a flexible Purchase Payment group variable annuity contract. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of Conseco Variable Annuity Account C ("Variable Account"). Your investments in the Variable Account Investment Options are not guaranteed. You could lose your money. The Contract also offers you a Fixed Account option.


   The Contract provides for the accumulation of Contract Values and the payment of annuity benefits on a variable and/or fixed basis. In general, this prospectus describes only the variable portion of the Contract.

   RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. (See "Taxes.")


   PURCHASE PAYMENTS: You may make Purchase Payments on a flexible basis. This means that you can make payments at any time you like during the Accumulation Period.


   o The minimum for the initial Purchase Payment is $10 and for each subsequent Purchase Payment is $10 per month.

   o If your Purchase Payment is more than $2,000,000, it requires our prior approval.


   INVESTMENT OPTIONS: You can allocate your Purchase Payment to the Fixed Account of Conseco Variable or the Variable Account Investment Options.


   The portion of your Contract Value allocation to the Variable Account Investment Options will reflect the Investment performance of the Funds you select.


   TRANSFERS: During the Accumulation Period, you may make transfers among the Variable Account Investment Options and from the Variable Account Investment Options to the Fixed Account Investment Option without charge. Subject to certain limitations, you may also transfer amounts from the Fixed Account Investment Option to the Variable Account Investment Options. You

--------------------------------------------------------------------------------

may transfer from the Fixed Account once in any three-month period subject to a limit of 20% of the Fixed Account value. You may also make transfers under certain programs we offer known as the dollar cost averaging program, sweep program, and rebalancing.

   During the Annuity Period, you may not make transfers from a variable annuity to a fixed annuity or from a fixed annuity to a variable annuity. Conseco Variable may impose certain additional limitations on transfers.

   WITHDRAWALS: You may make withdrawals from your Contract. We may impose a withdrawal charge and an annual contract fee ("administrative fee") when you make a withdrawal. You may also make withdrawals pursuant to the systematic withdrawal plan. A withdrawal may be subject to income taxes and tax penalties. In addition, certain restrictions apply to withdrawals from TSA Contracts.

   LOANS: Under certain circumstances, you may make loans from your Contract.

   DEATH BENEFIT: Generally, if the Participant dies during the Accumulation Period, Conseco Variable will pay a death benefit (less any outstanding loans) to the beneficiary.

   ANNUITY PAYMENTS: We offer a variety of fixed and variable annuity options which you can select to receive your Annuity Payments. Your Annuity Payments will begin during the Annuity Period. You can select the date when Annuity Payments begin, the frequency of the payments and the annuity option.

   TEN-DAY REVIEW: If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state) we will refund your Purchase Payment, unless a different amount is required by state law.

   TAXES: For TSA Contracts, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in the Code) under the following circumstances:


   (i) when you attain age 59 1/2;

  (ii) when you separate from service;

 (iii) when you die;

  (iv) if you become disabled;

   (v) in the case of hardship; or

  (vi) made pursuant to a qualified domestic relations order, if otherwise permitted.


   Withdrawals for hardship are restricted to a portion of the Contract Value which represents contributions made and does not include any investment results.


   Generally, your earnings are not taxed until you take them out. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as earnings.

   Payments during the Annuity Period are considered partly a return of your original investment. That part of each payment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your annuity payments will be taxable income to you. If your Contract was purchased under a tax-qualified plan, your payments may be fully taxable.


CHARGES AND DEDUCTIONS:


   o Each year Conseco Variable deducts an Annual Contract Fee (also referred to as an "Administrative Fee") from your Contract. The amount of the fee is equal to $15.

   o Conseco Variable deducts a Mortality and Expense Risk Fee (referred to as a "margin deduction" in the Contract) which is equal, on an annual basis, to 1.00% of the average daily net assets of the Variable Account.

   o If you take money out of the Contract, Conseco Variable may assess a surrender fee (withdrawal charge). The charge ranges from 5% to 0%.

   o You may be assessed a premium tax charge which generally ranges from 0%-3.5%, depending on the state.

   o As with other professionally managed investments, there are also investment charges which currently range from .26% to 3.22%, on an annual basis, of the average daily value of the portfolio, depending upon the Variable Account Investment Option you select.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------

CONSECO VARIABLE ANNUITY ACCOUNT C FEE TABLE

--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES(1)

Sales Load Imposed on Purchases.................................................      None

Deferred Sales Load (as a percentage of amount redeemed)


                                    Completed Annual Contributions
                                    PERIODS FOR THE INDIVIDUAL CONTRACT             Charge
                                    -------------------------------------          --------
                                         Less than 5............................     5.00%
                                         5 but less than 10.....................     3.00%
                                         10 but less than 15....................     2.00%
                                         15 or more.............................      None


ANNUAL CONTRACT FEE.............................................................       $15

ANNUAL EXPENSES OF VARIABLE ACCOUNT (as a percentage of average account value)
    Mortality and Expense Risk Fees(2)..........................................     1.00%
    Other Expenses..............................................................      None
                                                                                    ------
TOTAL ANNUAL EXPENSES OF THE VARIABLE ACCOUNT(2)................................     1.00%

--------------------------------------------------------------------------------


(1) Premium taxes are not shown. Any premium tax due may be deducted from Purchase Payments or from Individual Contract Values at the time Annuity Payments begin or at such other time based on our sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.

(2) Conseco Variable has guaranteed the total of the investment management fees charged against Conseco Series Trust's Equity, Fixed Income and Money Market Portfolios whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding sub-accounts of the Variable Account will not exceed 1.44%, on an annual basis, which is the amount that is equal to the total amount of the same charges that would have been imposed under the Contracts had the Combination not occurred. Currently, the Mortality and Expense Risk Fees for the Conseco Series Trust's Equity, Fixed Income, and Money Market sub-accounts are equal to 0.64%, 0.74%, and 0.99%, respectively. (See "Charges and Deductions--Expense Guarantee Agreement".)

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ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                            TOTAL ANNUAL
                                                                                         OTHER EXPENSES       PORTFOLIO
                                                                                         (AFTER EXPENSE       EXPENSES
                                                                                         REIMBURSEMENT,    (AFTER EXPENSE
                                                                                             IF ANY,       REIMBURSEMENT,
                                                                MANAGEMENT       12b-1     FOR CERTAIN       IF ANY, FOR
                                                                   FEES          FEES      PORTFOLIOS)   CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
Alger American Growth Portfolio..............................     0.75%          0.00%        0.06%           0.81%
Alger American Leveraged AllCap Portfolio....................     0.85%          0.00%        0.07%           0.92%
Alger American MidCap Growth Portfolio.......................     0.80%          0.00%        0.08%           0.88%
Alger American Small Capitalization Portfolio................     0.85%          0.00%        0.07%           0.92%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
Growth and Income Portfolio (Class A Shares)
[NOT AVAILABLE TO NEW MONEY].................................     0.63%          0.00%        0.04%           0.67%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (1)
VP Income & Growth Fund......................................     0.70%          0.00%        0.00%           0.70%
VP International Fund........................................     1.26%          0.00%        0.00%           1.26%
VP Value Fund................................................     0.97%          0.00%        0.00%           0.97%

BERGER INSTITUTIONAL PRODUCTS TRUST (2)
Berger IPT--Growth Fund......................................     0.67%          0.00%        0.33%           1.00%
Berger IPT--International Fund...............................     0.45%          0.00%        0.75%           1.20%
Berger IPT--Large Cap Growth Fund............................     0.75%          0.00%        0.14%           0.89%
Berger IPT--Small Company Growth Fund........................     0.85%          0.00%        0.13%           0.98%

CONSECO SERIES TRUST (3)
Balanced Portfolio...........................................     0.77%          0.25%        0.02%           1.04%
Conseco 20 Focus Portfolio...................................     0.81%          0.25%        0.03%           1.09%
Equity Portfolio.............................................     0.77%          0.25%        0.00%           1.02%
Fixed Income Portfolio.......................................     0.62%          0.25%        0.04%           0.91%
Government Securities Portfolio..............................     0.62%          0.25%        0.04%           0.91%
High Yield Portfolio.........................................     0.82%          0.25%        0.04%           1.11%
Money Market Portfolio.......................................     0.33%          0.00%        0.10%           0.43%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     (INITIAL SHARES)........................................     0.75%          0.00%        0.03%           0.78%

DREYFUS STOCK INDEX FUND (INITIAL SHARES)....................     0.25%          0.00%        0.01%           0.26%

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES) (4)
Dreyfus VIF--Disciplined Stock Portfolio......................     0.75%          0.00%        0.06%           0.81%
Dreyfus VIF--International Value Portfolio....................     0.80%          0.00%        0.60%           1.40%

FEDERATED INSURANCE SERIES (5)

Federated High Income Bond Fund II (Primary Shares)..........     0.60%          0.00%        0.16%           0.76%
Federated International Equity Fund II.......................     0.90%          0.00%        0.51%           1.41%
Federated International Small Company Fund II................     0.00%          0.00%        1.65%           1.65%
Federated Utility Fund II....................................     0.75%          0.00%        0.17%           0.92%

FIRST AMERICAN INSURANCE PORTFOLIOS, INC. (6)
First American Large Cap Growth Portfolio....................     0.00%          0.25%        0.90%           1.15%
First American Mid Cap Growth Portfolio......................     0.00%          0.25%        0.95%           1.20%

INVESCO VARIABLE INVESTMENT FUNDS, INC. (7)
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)..     0.75%          0.00%        0.34%           1.09%
INVESCO VIF--Financial Services Fund.........................     0.75%          0.00%        0.32%           1.07%
INVESCO VIF--Health Sciences Fund............................     0.75%          0.00%        0.31%           1.06%
INVESCO VIF--High Yield Fund.................................     0.60%          0.00%        0.42%           1.02%
INVESCO VIF--Real Estate Opportunity Fund....................     0.90%          0.00%        0.48%           1.38%
INVESCO VIF--Technology Fund.................................     0.75%          0.00%        0.32%           1.07%
INVESCO VIF--Telecommunications Fund.........................     0.75%          0.00%        0.34%           1.09%

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)...........     0.65%          0.00%        0.02%           0.67%
Growth Portfolio (Institutional Shares)......................     0.65%          0.00%        0.01%           0.66%
Worldwide Growth Portfolio (Institutional Shares)............     0.65%          0.00%        0.04%           0.69%

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

ANNUAL FUND EXPENSES - CONTINUED
(as a percentage of the average daily net assets of a portfolio)

                                                                                                            TOTAL ANNUAL
                                                                                         OTHER EXPENSES       PORTFOLIO
                                                                                         (AFTER EXPENSE       EXPENSES
                                                                                         REIMBURSEMENT,    (AFTER EXPENSE
                                                                                             IF ANY,       REIMBURSEMENT,
                                                                MANAGEMENT       12b-1     FOR CERTAIN       IF ANY, FOR
                                                                   FEES          FEES      PORTFOLIOS)   CERTAIN PORTFOLIOS)
---------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC. (8)
Lazard Retirement Equity Portfolio...........................     0.75%          0.25%        0.25%           1.25%
Lazard Retirement Small Cap Portfolio........................     0.75%          0.25%        0.25%           1.25%

LORD ABBETT SERIES FUND, INC. (9)
Growth and Income Portfolio..................................     0.50%          0.00%        0.47%           0.97%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (10)
Limited Maturity Bond Portfolio..............................     0.65%          0.00%        0.08%           0.73%
Midcap Growth Portfolio......................................     0.84%          0.00%        0.07%           0.91%
Partners Portfolio...........................................     0.82%          0.00%        0.05%           0.87%

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio..........................     0.65%          0.25%        0.12%           1.02%
Pioneer Europe VCT Portfolio (11)............................     0.51%          0.25%        2.46%           3.22%
Pioneer Fund VCT Portfolio...................................     0.65%          0.25%        0.14%           1.04%

RYDEX VARIABLE TRUST
Nova Fund....................................................     0.75%          0.00%        0.70%           1.45%
OTC Fund.....................................................     0.75%          0.00%        0.70%           1.45%
U.S. Government Money Market Fund............................     0.50%          0.00%        0.69%           1.19%

SELIGMAN PORTFOLIOS, INC. (12)
Seligman Communications and Information Portfolio (Class 2)..     0.75%          0.25%        0.18%           1.18%
Seligman Global Technology Portfolio (Class 2)...............     1.00%          0.14%        0.40%           1.54%

STRONG OPPORTUNITY FUND II, INC. (13)(14)
Strong Opportunity Fund II ..................................     0.75%          0.00%        0.35%           1.10%

STRONG VARIABLE INSURANCE FUNDS, INC. (13)(14)
Strong Mid Cap Growth Fund II ...............................     0.75%          0.00%        0.45%           1.20%

VAN ECK WORLDWIDE INSURANCE TRUST (15)
Worldwide Bond Fund..........................................     1.00%          0.00%        0.19%           1.19%
Worldwide Emerging Markets Fund..............................     1.00%          0.00%        0.28%           1.28%
Worldwide Hard Assets Fund...................................     1.00%          0.00%        0.15%           1.15%
Worldwide Real Estate Fund...................................     1.00%          0.00%        0.50%           1.50%

--------------------------------------------------------------------------------

EXPLANATION OF FEE TABLE:

   The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.


(1) Out of the Management Fees, the advisor for American Century Variable Portfolios, Inc., paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.

(2) The Funds' investment adviser has agreed, by written contract, to waive its advisory fee and reimburse the Funds for additional expenses to the extent that annual operating expenses during 2002 exceed 1.00% for the Berger IPT-Growth Fund and the Berger IPT-Large Cap Growth Fund, 1.15% for the Berger IPT-Small Company Growth Fund, and 1.20% for the Berger IPT-International Fund. Absent the waiver and reimbursement, Management Fees and Total Annual Portfolio Expenses for the Berger IPT-Growth Fund during 2001 would have been 0.75% and 1.08%, respectively; and for the Berger IPT-International Fund Management Fees and Total Annual Portfolio Expenses would have been 0.85% and 1.60%, respectively. These contracts may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(3) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through April 30, 2003, to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio. Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the Management Fees during 2001 would have been 0.82% for the Conseco 20 Focus Portfolio and 0.62% for the Money Market Portfolio.

(4) The expenses for the Dreyfus VIF - International Value Portfolio reflect the portfolio adviser's waiver of fees or reimbursement of expenses for the fiscal year ended December 31, 2001. Without such waivers or reimbursements, the management fee, other expenses and total portfolio annual expenses would have been, as a percentage of assets: 1.00%, 0.60% and 1.60%, respectively.

(5) Although not contractually obligated to do so, the adviser provided a voluntary reimbursement of certain operating expenses by Federated Global Investment Management Corp. Absent this waiver, Management Fees for the International Equity Fund II and the International Small Company Fund II would have been 1.00% and 1.25%, respectively. Total Annual Portfolio Expenses for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II would have been 1.01%, 1.76%, 5.54% and 1.17%, respectively. Absent this waiver, there also would have been a Shareholder Services Fee of 0.25% for the High Income Bond Fund II, the International Equity Fund II, the International Small Company Fund II, and the Utility Fund II.

(6) Certain service providers have contractually agreed to waive management fees or otherwise pay other expenses until December 31, 2002, so that the Other Expenses for the First American Large Cap Growth Portfolio and the Mid Cap Growth Portfolio do not exceed 0.90% and 0.95%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2002. Absent these fees and waivers, during 2001, Management Fees for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 0.65% and 0.70%, respectively, and Total Annual Portfolio Expenses for the Large Cap Growth Portfolio and the Mid Cap Growth Portfolio would have been 2.79% and 5.90%, respectively.

(7) The Fund's actual Other Expenses and Total Operating Expenses were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment between the Fund and INVESCO. Absent reductions and absorptions, Other Expenses and Total Annual Portfolio Expenses for the Real Estate Opportunity Fund would have been 1.80% and 2.70%, respectively. This commitment may be changed at any time following the consultation of the Board of Directors.

(8) Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2002 to the extent total annual portfolio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2001 would have been 3.25% for the Lazard Retirement Equity Portfolio and 1.67% for the Lazard Retirement Small Cap Portfolio.

(9) The Lord Abbett Growth and Income Portfolio has established non-12b-1 service fee arrangements which are reflected under "Other Expenses".

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


(10) Neuberger Berman Management, Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Limited Maturity Bond, Midcap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Limited Maturity Bond, Midcap Growth and Partners Portfolio's average daily net asset value. The expense reimbursement arrangements for Limited Maturity Bond, Midcap Growth and Partners Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(11) Pioneer Investment Management, Inc. has agreed to waive all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses for the Europe VCT Portfolio. Absent this arrangement, the Management Fee for the Europe VCT Portfolio during 2001 would have been 1.00%, and the total annual operating expenses of the Portfolio's Class II shares would have been 4.57%.

(12) The Manager of the Global Technology Portfolio has agreed to reimburse expenses, other than management and 12b-1 fees, which exceed 0.40% per annum of the average daily net assets of the Portfolio. Absent this reimbursement, Total Annual Portfolio Expenses would have been 1.75%.

   (13) Each Fund has signed a new administration agreement, under which Strong Capital Management, Inc., each Fund's advisor, will provide or make provision for administrative services to each Fund, which were previously performed under the advisory agreement. Under the old investment advisory agreement, the management fee contained a portion that covered administrative services. Effective July 31, 2001, these services were unbundled and covered under a separate administration agreement. As a result, the management fee has been reduced by 0.25% and a new administrative fee has been added in the amount of 0.30%.

(14) Strong Capital Management, Inc. has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses of the Strong Opportunity Fund II so that the total annual fund operating expenses are capped at 1.10%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders. In addition, Strong Capital Management, Inc., the advisor of the Strong Mid Cap Growth Fund II has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.20%. Without these waivers and/or absorptions, the Total Annual Portfolio Expenses would have been 1.40% for the year ended December 31, 2001. Strong has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

(15) The Advisor for the Van Eck Worldwide Insurance Trust agreed to reimburse expenses except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2001, on the Worldwide Bond Fund, the Worldwide Emerging Markets Fund, the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund. Without such reimbursements, Other Expenses were 0.24% for the Worldwide Bond Fund, 0.30% for the Worldwide Emerging Markets Fund, 0.18% for the Worldwide Hard Assets Fund, and 0.62% for the Worldwide Real Estate Fund for the year ended December 31, 2001 and Total Expenses were 1.24%, 1.30%, 1.18% and 1.62%, respectively.


EXAMPLES:


   o Please remember that the examples that follow should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return is not an estimate or a guarantee of future investment performance.

   o This Contract is designed for retirement planning. Surrenders prior to the Annuity Period are not consistent with the long-term purposes of the Contract and the applicable tax laws.

   o The examples are based on actual expenses of the Variable Account and the Funds for the fiscal year ended December 31, 2001. The table and examples assume the highest deductions possible under a Contract, whether or not such deductions actually would be made under your Contract. The examples assume that the fee waivers/ reimbursements will continue for the length of time shown in the examples. We cannot guarantee they will continue.

   o The examples reflect the Annual Contract Fee of $15 as an annual charge of 0.07% which we calculated by dividing the total Annual Contract

--------------------------------------------------------------------------------


      Fee expected to be collected during a year by the an average investment of $21,500 in the Contract.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


EXAMPLES:

EXAMPLE 1--Assuming surrender at the end of the periods shown:


You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
Alger American Growth Portfolio                                            $69.52     $108.95      $150.87     $247.67
Alger American Leveraged AllCap Portfolio                                  $70.62     $112.28      $156.48     $259.18
Alger American MidCap Growth Portfolio                                     $70.22     $111.07      $154.45     $255.01
Alger American Small Capitalization Portfolio                              $70.62     $112.28      $156.48     $259.18

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE TO NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)                               $68.12     $104.69      $143.68     $232.84

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund                                                    $68.42     $105.60      $145.23     $236.04
VP International Fund                                                      $74.02     $122.54      $173.69     $294.00
VP Value Fund                                                              $71.12     $113.79      $159.03     $264.37

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund                                                    $71.42     $114.70      $160.55     $267.47
Berger IPT--International Fund                                             $73.42     $120.73      $170.67     $287.93
Berger IPT--Large Cap Growth Fund                                          $70.32     $111.37      $154.96     $256.05
Berger IPT--Small Company Growth Fund                                      $71.22     $114.10      $159.54     $265.41

CONSECO SERIES TRUST
Balanced Portfolio                                                         $71.82     $115.91      $162.58     $271.60
Conseco 20 Focus Portfolio                                                 $72.32     $117.42      $165.12     $276.73
Equity Portfolio                                                           $71.62     $115.31      $161.57     $269.54
Fixed Income Portfolio                                                     $70.52     $111.98      $155.98     $258.14
Government Securities Portfolio                                            $70.52     $111.98      $155.98     $258.14
High Yield Portfolio                                                       $72.52     $118.02      $166.13     $278.78
Money Market Portfolio                                                     $65.72      $97.37      $131.27     $206.96

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)        $69.22     $108.03      $149.33     $244.51

DREYFUS STOCK INDEX FUND (INITIAL SHARES)                                  $64.03      $92.16      $122.40     $188.26

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio                                   $69.52     $108.95      $150.87     $247.67
Dreyfus VIF--International Value Portfolio                                 $75.42     $126.75      $180.70     $308.00

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)                        $69.02     $107.43      $148.31     $242.40
Federated International Equity Fund II                                     $75.52     $127.04      $181.20     $309.00
Federated International Small Company Fund II                              $77.92     $134.22      $193.13     $332.55
Federated Utility Fund II                                                  $70.62     $112.28      $156.48     $259.18

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio                                  $72.92     $119.23      $168.15     $282.86
First American Mid Cap Growth Portfolio                                    $73.42     $120.73      $170.67     $287.93

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)                $72.32     $117.42      $165.12     $276.73
INVESCO VIF--Financial Services Fund                                       $72.12     $116.82      $164.10     $274.68
INVESCO VIF--Health Sciences Fund                                          $72.02     $116.51      $163.60     $273.65
INVESCO VIF--High Yield Fund                                               $71.62     $115.31      $161.57     $269.54
INVESCO VIF--Real Estate Opportunity Fund                                  $75.22     $126.15      $179.70     $306.01
INVESCO VIF--Technology Fund                                               $72.12     $116.82      $164.10     $274.68
INVESCO VIF--Telecommunications Fund                                       $72.32     $117.42      $165.12     $276.73

--------------------------------------------------------------------------------

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares)                         $68.12     $104.69      $143.68     $232.84
Growth Portfolio (Institutional Shares)                                    $68.02     $104.39      $143.17     $231.77
Worldwide Growth Portfolio (Institutional Shares)                          $68.32     $105.30      $144.71     $234.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio                                         $73.92     $122.24      $173.19     $292.99
Lazard Retirement Small Cap Portfolio                                      $73.92     $122.24      $173.19     $292.99

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio                                                $71.12     $113.79      $159.03     $264.37

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio                                            $68.72     $106.52      $146.77     $239.22
Midcap Growth Portfolio                                                    $70.52     $111.98      $155.98     $258.14
Partners Portfolio                                                         $70.12     $110.77      $153.93     $253.96

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio                                        $71.62     $115.31      $161.57     $269.54
Pioneer Europe VCT Portfolio                                               $93.60     $180.33      $268.29     $473.72
Pioneer Fund VCT Portfolio                                                 $71.82     $115.91      $162.58     $271.60

RYDEX VARIABLE TRUST
Nova Fund                                                                  $75.92     $128.24      $183.20     $312.96
OTC Fund                                                                   $75.92     $128.24      $183.20     $312.96
U.S. Government Money Market Fund                                          $73.32     $120.43      $170.17     $286.92

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)                $73.22     $120.13      $169.66     $285.91
Seligman Global Technology Portfolio (Class 2)                             $76.82     $130.94      $187.68     $321.82

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II                                                 $72.42     $117.72      $165.62     $277.75

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II                                              $73.42     $120.73      $170.67     $287.93

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund                                                        $73.32     $120.43      $170.17     $286.92
Worldwide Emerging Markets Fund                                            $74.22     $123.14      $174.69     $296.01
Worldwide Hard Assets Fund                                                 $72.92     $119.23      $168.15     $282.86
Worldwide Real Estate Fund                                                 $76.42     $129.74      $185.69     $317.89

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------


   EXAMPLE 2--If you annuitize at the end of the time periods (except under certain circumstances):

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
Alger American Growth Portfolio........................................    $69.52     $108.95      $100.87     $217.67
Alger American Leveraged AllCap Portfolio..............................    $70.62     $112.28      $106.48     $229.18
Alger American MidCap Growth Portfolio.................................    $70.22     $111.07      $104.45     $225.01
Alger American Small Capitalization Portfolio..........................    $70.62     $112.28      $106.48     $229.18

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE TO NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)...........................    $68.12     $104.69       $93.68     $202.84

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund................................................    $68.42     $105.60       $95.23     $206.04
VP International Fund..................................................    $74.02     $122.54      $123.69     $264.00
VP Value Fund..........................................................    $71.12     $113.79      $109.03     $234.37

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund................................................    $71.42     $114.70      $110.55     $237.47
Berger IPT--International Fund.........................................    $73.42     $120.73      $120.67     $257.93
Berger IPT--Large Cap Growth Fund......................................    $70.32     $111.37      $104.96     $226.05
Berger IPT--Small Company Growth Fund..................................    $71.22     $114.10      $109.54     $235.41

CONSECO SERIES TRUST
Balanced Portfolio.....................................................    $71.82     $115.91      $112.58     $241.60
Conseco 20 Focus Portfolio.............................................    $72.32     $117.42      $115.12     $246.73
Equity Portfolio.......................................................    $71.62     $115.31      $111.57     $239.54
Fixed Income Portfolio.................................................    $70.52     $111.98      $105.98     $228.14
Government Securities Portfolio........................................    $70.52     $111.98      $105.98     $228.14
High Yield Portfolio...................................................    $72.52     $118.02      $116.13     $248.78
Money Market Portfolio.................................................    $65.72      $97.37       $81.27     $176.96

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)....    $69.22     $108.03       $99.33     $214.51

DREYFUS STOCK INDEX FUND (INITIAL SHARES)..............................    $64.03      $92.16       $72.40     $158.26

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio...............................    $69.52     $108.95      $100.87     $217.67
Dreyfus VIF--International Value Portfolio.............................    $75.42     $126.75      $130.70     $278.00

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)....................    $69.02     $107.43       $98.31     $212.40
Federated International Equity Fund II.................................    $75.52     $127.04      $131.20     $279.00
Federated International Small Company Fund II..........................    $77.92     $134.22      $143.13     $302.55
Federated Utility Fund II..............................................    $70.62     $112.28      $106.48     $229.18

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio..............................    $72.92     $119.23      $118.15     $252.86
First American Mid Cap Growth Portfolio................................    $73.42     $120.73      $120.67     $257.93

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)............    $72.32     $117.42      $115.12     $246.73
INVESCO VIF--Financial Services Fund...................................    $72.12     $116.82      $114.10     $244.68
INVESCO VIF--Health Sciences Fund......................................    $72.02     $116.51      $113.60     $243.65
INVESCO VIF--High Yield Fund...........................................    $71.62     $115.31      $111.57     $239.54
INVESCO VIF--Real Estate Opportunity Fund..............................    $75.22     $126.15      $129.70     $276.01
INVESCO VIF--Technology Fund...........................................    $72.12     $116.82      $114.10     $244.68
INVESCO VIF--Telecommunications Fund...................................    $72.32     $117.42      $115.12     $246.73

--------------------------------------------------------------------------------

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares).....................    $68.12     $104.69       $93.68     $202.84
Growth Portfolio (Institutional Shares)................................    $68.02     $104.39       $93.17     $201.77
Worldwide Growth Portfolio (Institutional Shares)......................    $68.32     $105.30       $94.71     $204.97

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.....................................    $73.92     $122.24      $123.19     $262.99
Lazard Retirement Small Cap Portfolio..................................    $73.92     $122.24      $123.19     $262.99

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio............................................    $71.12     $113.79      $109.03     $234.37

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio........................................    $68.72     $106.52       $96.77     $209.22
Midcap Growth Portfolio................................................    $70.52     $111.98      $105.98     $228.14
Partners Portfolio.....................................................    $70.12     $110.77      $103.93     $223.96

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio....................................    $71.62     $115.31      $111.57     $239.54
Pioneer Europe VCT Portfolio...........................................    $93.60     $180.33      $218.29     $443.72
Pioneer Fund VCT Portfolio.............................................    $71.82     $115.91      $112.58     $241.60

RYDEX VARIABLE TRUST
Nova Fund..............................................................    $75.92     $128.24      $133.20     $282.96
OTC Fund...............................................................    $75.92     $128.24      $133.20     $282.96
U.S. Government Money Market Fund......................................    $73.32     $120.43      $120.17     $256.92

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)............    $73.22     $120.13      $119.66     $255.91
Seligman Global Technology Portfolio (Class 2).........................    $76.82     $130.94      $137.68     $291.82

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II.............................................    $72.42     $117.72      $115.62     $247.75

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II..........................................    $73.42     $120.73      $120.67     $257.93

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund....................................................    $73.32     $120.43      $120.17     $256.92
Worldwide Emerging Markets Fund........................................    $74.22     $123.14      $124.69     $266.01
Worldwide Hard Assets Fund.............................................    $72.92     $119.23      $118.15     $252.86
Worldwide Real Estate Fund.............................................    $76.42     $129.74      $135.69     $287.89

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------

   EXAMPLE 3--If you do not surrender your Contract at the end of the time periods:


SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
Alger American Growth Portfolio........................................    $18.80      $58.18      $100.05     $216.72
Alger American Leveraged AllCap Portfolio..............................    $19.90      $61.51      $105.67     $228.24
Alger American MidCap Growth Portfolio.................................    $19.50      $60.30      $103.63     $224.06
Alger American Small Capitalization Portfolio..........................    $19.90      $61.51      $105.67     $228.24

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
(FORMERLY MITCHELL HUTCHINS SERIES TRUST)
(NOT AVAILABLE TO NEW MONEY AFTER MAY 1, 2001)
Growth and Income Portfolio (Class A Shares)...........................    $17.40      $53.92       $92.86     $201.88

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund................................................    $17.70      $54.83       $94.40     $205.07
VP International Fund..................................................    $23.30      $71.78      $122.89     $263.08
VP Value Fund..........................................................    $20.40      $63.03      $108.22     $233.43

BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund................................................    $20.70      $63.94      $109.75     $236.54
Berger IPT--International Fund.........................................    $22.70      $69.98      $119.87     $257.02
Berger IPT--Large Cap Growth Fund......................................    $19.60      $60.61      $104.14     $225.11
Berger IPT--Small Company Growth Fund..................................    $20.50      $63.33      $108.73     $234.47

CONSECO SERIES TRUST
Balanced Portfolio.....................................................    $21.10      $65.15      $111.78     $240.67
Conseco 20 Focus Portfolio.............................................    $21.60      $66.66      $114.31     $245.80
Equity Portfolio.......................................................    $20.90      $64.54      $110.76     $238.60
Fixed Income Portfolio.................................................    $19.80      $61.21      $105.16     $227.19
Government Securities Portfolio........................................    $19.80      $61.21      $105.16     $227.19
High Yield Portfolio...................................................    $21.80      $67.26      $115.32     $247.85
Money Market Portfolio.................................................    $15.00      $46.59       $80.44     $175.97

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)....    $18.50      $57.27       $98.51     $213.55

DREYFUS STOCK INDEX FUND (INITIAL SHARES)..............................    $13.30      $41.38       $71.56     $157.26

DREYFUS VARIABLE INVESTMENT FUND, INC. (INITIAL SHARES)
Dreyfus VIF--Disciplined Stock Portfolio...............................    $18.80      $58.18      $100.05     $216.72
Dreyfus VIF--International Value Portfolio.............................    $24.70      $75.99      $129.91     $277.10

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II (Primary Shares)....................    $18.30      $56.66       $97.49     $211.44
Federated International Equity Fund II.................................    $24.80      $76.29      $130.41     $278.10
Federated International Small Company Fund II..........................    $27.20      $83.47      $142.34     $301.67
Federated Utility Fund II..............................................    $19.90      $61.51      $105.67     $228.24

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
First American Large Cap Growth Portfolio..............................    $22.20      $68.47      $117.35     $251.93
First American Mid Cap Growth Portfolio................................    $22.70      $69.98      $119.87     $257.02

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)............    $21.60      $66.66      $114.31     $245.80
INVESCO VIF--Financial Services Fund...................................    $21.40      $66.05      $113.30     $243.75
INVESCO VIF--Health Sciences Fund......................................    $21.30      $65.75      $112.79     $242.72
INVESCO VIF--High Yield Fund...........................................    $20.90      $64.54      $110.76     $238.60
INVESCO VIF--Real Estate Opportunity Fund..............................    $24.50      $75.39      $128.91     $275.11
INVESCO VIF--Technology Fund...........................................    $21.40      $66.05      $113.30     $243.75
INVESCO VIF--Telecommunications Fund...................................    $21.60      $66.66      $114.31     $245.80

--------------------------------------------------------------------------------

SUBACCOUNT                                                                 1 YEAR      3 YEARS    5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES
Aggressive Growth Portfolio (Institutional Shares).....................    $17.40      $53.92       $92.86     $201.88
Growth Portfolio (Institutional Shares)................................    $17.30      $53.62       $92.35     $200.81
Worldwide Growth Portfolio (Institutional Shares)......................    $17.60      $54.53       $93.89     $204.01

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio.....................................    $23.20      $71.48      $122.39     $262.08
Lazard Retirement Small Cap Portfolio..................................    $23.20      $71.48      $122.39     $262.08

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio............................................    $20.40      $63.03      $108.22     $233.43

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Limited Maturity Bond Portfolio........................................    $18.00      $55.75       $95.95     $208.26
Midcap Growth Portfolio................................................    $19.80      $61.21      $105.16     $227.19
Partners Portfolio.....................................................    $19.40      $60.00      $103.12     $223.01

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
Pioneer Equity Income VCT Portfolio....................................    $20.90      $64.54      $110.76     $238.60
Pioneer Europe VCT Portfolio...........................................    $42.90     $129.62      $217.57     $442.97
Pioneer Fund VCT Portfolio.............................................    $21.10      $65.15      $111.78     $240.67

RYDEX VARIABLE TRUST
Nova Fund..............................................................    $25.20      $77.49      $132.41     $282.07
OTC Fund...............................................................    $25.20      $77.49      $132.41     $282.07
U.S. Government Money Market Fund......................................    $22.60      $69.67      $119.36     $256.00

SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)............    $22.50      $69.37      $118.86     $254.99
Seligman Global Technology Portfolio (Class 2).........................    $26.10      $80.19      $136.89     $290.94

STRONG OPPORTUNITY FUND II, INC.
Strong Opportunity Fund II.............................................    $21.70      $66.96      $114.82     $246.83

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Mid Cap Growth Fund II..........................................    $22.70      $69.98      $119.87     $257.02

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund....................................................    $22.60      $69.67      $119.36     $256.00
Worldwide Emerging Markets Fund........................................    $23.50      $72.38      $123.89     $265.10
Worldwide Hard Assets Fund.............................................    $22.20      $68.47      $117.35     $251.93
Worldwide Real Estate Fund.............................................    $25.70      $78.99      $134.90     $287.00

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

CONSECO VARIABLE, THE VARIABLE ACCOUNT AND INVESTMENT OPTIONS


CONSECO VARIABLE


   Conseco Variable Insurance Company (Conseco Variable) was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is a financial services holding company that provides investment, insurance and lending products through its subsidiaries and a nationwide network of insurance agents and financial advisors.


CONTRACT OWNER INQUIRIES


   You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Variable Annuity Department at the address and telephone number shown under "Administrative Office" in the front of this prospectus.


FINANCIAL STATEMENTS

   The financial statements of Conseco Variable and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Conseco Variable only as bearing upon the ability of Conseco Variable to meet its obligations under the Contracts. Neither the assets of Conseco Variable nor those of any company in the Conseco Variable group of companies other than Conseco Variable support these obligations.

THE VARIABLE ACCOUNT

   The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").


   At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the Conseco Series Trust, and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the subaccount assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of Conseco Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity subaccount, Fixed Income subaccount and Money Market subaccount of restructured Variable Account, respectively.


   The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Conseco Variable as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invests in shares of Conseco Series Trust. The Variable Account also invests in shares of other Funds.

   Prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.


   The assets of the Variable Account are held in Conseco Variable's name on behalf of the Variable Account and legally belong to Conseco Variable. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Conseco Variable may issue.

   The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Funds.

   Conseco Variable has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

   (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

   (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;


   (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Conseco Variable's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;


   (d) to substitute shares of a Fund for shares of another Fund (with prior approval of the Securities and Exchange Commission); and

   (e) to change the way Conseco Variable assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the portfolios in connection with the Contract.


   New or substitute Funds may have different fees and expenses than the ones they replaced, and their availability may be limited to certain classes of purchasers.


INVESTMENT OPTIONS


   The Contract currently offers 58 Variable Account Investment Options which invest in the Funds listed below. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

   You should read the prospectuses for these Funds carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Fund prospectuses, call Conseco Variable at: (866) 590-2255. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

   The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Funds have the same investment advisers.


   A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow. Appendix B contains more information about the Funds.


THE ALGER AMERICAN FUND


   The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the Contract:

   Alger American Growth Portfolio
   Alger American Leveraged AllCap Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Small Capitalization Portfolio


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (FORMERLY MITCHELL HUTCHINS SERIES TRUST) (NOT AVAILABLE FOR NEW MONEY AFTER MAY 1, 2001)

   The following portfolio is available under the contract:

   Growth & Income Portfolio (Class A Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the Contract:

   VP Income & Growth Fund
   VP International Fund
   VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST


   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment adviser to all portfolios. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


average daily net assets. Berger Financial Group LLC serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger Financial Group LLC has been in the investment advisory business for 26 years. When acting as investment adviser, Berger Financial Group LLC is responsible for managing the investment operations of the Funds. Berger Financial Group LLC also provides administrative services to the Funds. Bank of Ireland Asset Management (U.S.) Limited (BIAM) serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT--International Fund. The following portfolios are available under the Contract:


   Berger IPT--Growth Fund
   Berger IPT--International Fund
   Berger IPT--Large Cap Growth Fund
   Berger IPT--Small Company Growth Fund

CONSECO SERIES TRUST

   Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the Contract:

   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. NCM Capital Management Group, Inc. serves as sub-investment adviser and to provides day-to-day management of the Fund's investments.


DREYFUS STOCK INDEX FUND (INITIAL SHARES)


   The Dreyfus Corporation serves as the Fund's manager. Dreyfus' affiliate, Mellon Equity Associates, serves as the Fund's index fund manager and provides day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


   The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the Contract:

   Dreyfus VIF--Disciplined Stock Portfolio
   Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES


   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II (Primary Shares) and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the Contract:

   Federated High Income Bond Fund II (Primary Shares)
   Federated International Equity Fund II
   Federated International Small Company Fund II
   Federated Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment adviser to the Portfolios. The following portfolios are available under the contract:


   First American Large Cap Growth Portfolio
   First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the Contract:


   INVESCO VIF--Core Equity Fund (formerly Equity Income Fund)
   INVESCO VIF--Financial Services Fund
   INVESCO VIF--Health Sciences Fund
   INVESCO VIF--High Yield Fund
   INVESCO VIF--Real Estate Opportunity Fund
   INVESCO VIF--Technology Fund
   INVESCO VIF--Telecommunications Fund


JANUS ASPEN SERIES
   The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus

--------------------------------------------------------------------------------


   Capital Management LLC. The following portfolios are available under the contract:

   Aggressive Growth Portfolio (Institutional Shares)
   Growth Portfolio (Institutional Shares)
   Worldwide Growth Portfolio (Institutional Shares)


LAZARD RETIREMENT SERIES, INC.


   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:


   Lazard Retirement Equity Portfolio
   Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord, Abbett & Co. The following portfolio is available under the
Contract:

   Growth and Income Portfolio


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST


   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management, Inc. is the investment adviser. The following portfolios are available under the Contract:


   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)


   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:


   Pioneer Equity Income VCT Portfolio
   Pioneer Europe VCT Portfolio
   Pioneer Fund VCT Portfolio


RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:


   Nova Fund
   OTC Fund
   U.S. Government Money Market Fund


SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

   Seligman Communications and Information Portfolio (Class 2)
   Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

   Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment adviser. The following portfolio is available under the contract:


   Strong Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment adviser. The following series is available under the Contract:

   Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the Contract:

   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund


   Shares of the Funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain Funds are also sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

   Conseco Variable may enter into certain arrangements under which it is compensated by the Funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Funds.


VOTING RIGHTS

   Conseco Variable is the legal owner of the Fund shares. However, Conseco Variable believes that when a Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right without obtaining instructions from you. We have provided a further discussion of voting rights in the Statement of Additional Information.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

FIXED ACCOUNT

   The Fixed Account is not registered with the SEC because of certain exemptive and exclusionary provisions. Conseco Variable has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   Purchase Payments and transfers to the Fixed Account become part of the general account of Conseco Variable. You can transfer Contract Values between the Fixed and Variable Accounts, but the transfers are subject to the following:

   1. You may transfer Contract Values from the Variable Account to the Fixed Account once in any three-month period;

   2. You may transfer Contract Values from the Fixed Account to the Variable Account once in any three-month period subject to a limit of 20% of the Fixed Account value;


   3. You may not make transfers from the Fixed Account once Annuity Payments begin. The mortality and expense risk charge does not apply to values allocated to the Fixed Account.


   If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

THE CONTRACT

   The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.


   Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.


ACCUMULATION PROVISIONS

PURCHASE PAYMENTS

   The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.


   Conseco Variable must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract, is credited to the Participant's account. When Conseco Variable accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

ALLOCATION OF PURCHASE PAYMENTS

   You may elect to have Purchase Payments accumulate:

   (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);


   (b) on a fully fixed basis, which means they are invested in our general account and receive a periodically adjusted interest rate guaranteed by Conseco Variable (Fixed Account); or


   (c) a combination of both.


   You may request to change your allocation of future Purchase Payments three months after either we establish your Individual Contract, or three months after you have made a prior change in allocation.


   TEN-DAY RIGHT TO REVIEW. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Conseco Variable representative or to our Variable Annuity Department within 10 days (or the period required in your state) of delivery of the Contract. Conseco Variable deems this period as ending 15 days after it mails a Contract from its Variable Annuity Department. If you return the Contract under the terms of the free look provision, Conseco Variable will refund the Purchase Payments, unless a different amount is required by state law.

   Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

--------------------------------------------------------------------------------

   If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION UNITS

   We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. We determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.


ACCUMULATION UNIT VALUES

   Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:


   1. dividing the value of a Fund share at the end of the current Valuation Period (and any charges for taxes) by the value of a Fund share for the previous Valuation Period; and

   2.  subtracting the daily amount of the mortality and expense risk fee.


   The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

   We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value of your Individual Contract.


TRANSFERS

   During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. Except with our permission, you can only make a transfer once in any three-month period. You can only make one transfer from the Fixed Account in any three-month period of no more than 20% of the Fixed Account value. You can make transfers between subaccounts and changes in allocations in writing or by telephone (if you have completed a telephone authorization request).


HOW YOU CAN MAKE TRANSFERS

   Transfers must be made by written authorization from you or from the person acting on your behalf as an attorney-in-fact under a power-of-attorney if permitted by state law. You must request telephone transfers or internet transfers on forms we provide. Internet transfers may not be available (check with your registered representative). If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. By authorizing Conseco Variable to accept telephone and internet transfer instructions, you agree to accept and be bound by the conditions and procedures established by Conseco Variable from time to time. We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. Personalized data will also be required for internet transfers. Additionally, as with other transactions, you will receive a written confirmation of your transfer. If reasonable procedures are employed, neither Conseco Variable nor Conseco Equity Sales, Inc. will be liable for following instructions which it reasonably believes to be genuine.

   Transfer requests received by Conseco Variable before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.


EXCESSIVE TRADING LIMITS

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for a Contract owner, or a third party advisor acting under a Limited Power of Attorney, if:

   o we believe, in our sole discretion, that excessive trading by the Contract owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the accumulation unit values of any subaccount or the share prices of any portfolio or would be detrimental to other Contract owners; or

   o we are informed by one or more portfolios that they intend to restrict the purchase of portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of portfolio shares.


24
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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

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   We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING


   Conseco Variable offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from the Fixed Account or Money Market subaccount to another Investment Option on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.


   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING


   Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or over the internet. The rebalancing program may also be available through the internet (check with your representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. You must have at least $5,000 of Contract Value to have transfers made pursuant to this program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Conseco Variable reserves the right to terminate, modify or suspend the rebalancing program at any time.


ASSET ALLOCATION PROGRAM


   Conseco Variable understands the importance to you of having advice from a financial Advisor regarding your investments in the Contract (asset allocation program). Certain investment Advisors have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these Advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of the investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a withdrawal charge (deferred sales load). You should consult a tax Advisor regarding the tax treatment of the payment of investment Advisor fees from your Contract.

SWEEP PROGRAM

   Sweep is a program which provides for the automatic transfer of the earnings from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. The transfers under this program do not count toward the number of transfers you can make in a year. Currently, there is no charge for participating in this program.


WITHDRAWALS


   You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The redemption payment will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Conseco Variable will
                                                                              25
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continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.


   For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

   If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Conseco Variable will call you to get instructions. If Conseco Variable cannot get instructions from you, it will return the withdrawal request to you.

   WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

SUSPENSION OF PAYMENTS

   We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Conseco Variable receives the written request at its Administrative Office. Conseco Variable reserves the right to defer the right of withdrawal or postpone payments for any period when:

   (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

   (2) trading on the New York Stock Exchange is restricted;


   (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

   (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

   If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.


RESTRICTIONS UNDER OPTIONAL RETIREMENT PROGRAMS

   If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

   (1) termination of employment in all public institutions of higher education as defined by applicable law,

   (2) retirement, or

   (3) death.

   Accordingly, you (as a participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

RESTRICTIONS UNDER SECTION 403(b) PLANS

   If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under the following circumstances:


   (1) when you attain age 59 1/2,


   (2) when you separate from service,

   (3) when you die,

   (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

   (5) in the case of hardship, or

   (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

   Withdrawals for hardship are restricted to the portion of your Contract Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:


   o   salary reduction contributions made after December 31, 1988;

   o   income attributable to such contributions; and

   o   income attributable to amounts held as of December 31, 1988.


   The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

CONVERSION TO INDIVIDUAL CONTRACT UPON TERMINATION IN PLAN

   Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

SYSTEMATIC WITHDRAWAL PLAN

   Conseco Variable offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

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withdrawals. You can participate in this program by sending a written request to our Administrative Office. You can instruct Conseco Variable to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis. The total SWP withdrawals in a Contract Year which you are permitted to make is limited to amounts that can be withdrawn without the withdrawal charge (see "Charges and Deductions-Withdrawal Charge").

   SYSTEMATIC WITHDRAWALS MAY BE SUBJECT TO INCOME TAXES, PENALTY TAXES AND CERTAIN RESTRICTIONS.

LOANS

   Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

   The amount of any loan outstanding on the date of death will be deducted from the death benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

CHARGES AND DEDUCTIONS

WITHDRAWAL CHARGE


   If you make a partial or full withdrawal during the Accumulation Period, Conseco Variable will deduct a withdrawal charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. During the Annuity Period, withdrawal charges may apply to the fourth and fifth options.


   We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a participant.


   The withdrawal charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the withdrawal charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.

Completed Annual
Purchase Payment Periods
For The Individual Contract                 Charge
---------------------------------------------------


Less than 5 ........................        5.00%
5 but less than 10..................        3.00%
10 but less than 15 ................        2.00%
15 or more .........................        None

EXAMPLES:


   (1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

   Value of
  Contract or
  Individual
   Contract
    (Amount    Withdrawal Administrative  Redemption
   Redeemed)     Charge   Fee Deduction*   Payments


------------------------------------------------------

    $ 2,000     5% ($100)       $15         $ 1,885
   *Applicable to full withdrawals only.


   (2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:


     Amount      Amount       Withdrawal    Redemption
    Requested   Redeemed        Charge       Payments
--------------------------------------------------------

    $1,000.00   $1,052.63     $52.63 (5%)    $1,000.00


   In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.


ADMINISTRATIVE CHARGE (ANNUAL CONTRACT FEE)

   During the Accumulation Period, Conseco Variable deducts an annual contract fee of $15 on each July 2 from

                                                                              27
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the Individual Contract value. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

   Conseco Variable deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of Variable Account. These administrative fees have been set at a level that will recover no more than the actual costs associated with administering the Contracts.


MORTALITY AND EXPENSE RISK CHARGE


   Conseco Variable makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

   Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Conseco Variable's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Conseco Variable, Conseco Variable provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Conseco Variable determined, Conseco Variable realizes a gain. This is the mortality expense risk.


   Conseco Variable performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Conseco Variable also provides the death benefits under the Contracts. Conseco Variable also assumes the risk, the expense risk, that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Conseco Variable will pay the amount of any shortfall from its general funds. Any amounts paid by Conseco Variable may consist of, among other things, proceeds derived from mortality and expense risk charges.


   EXPENSE GUARANTEE AGREEMENT. Pursuant to the Combination (See "Variable Account"), Conseco Variable issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of Conseco Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding subaccounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Currently, the Mortality and Expense Risk charge for the Conseco Series Trust's Equity, Fixed Income, and Money Market subaccounts are equal to .64%, .74% and .99%, respectively.

   Accordingly, Conseco Variable will reimburse the appropriate subaccount of the Variable Account an amount that represents the difference between the investment management fees charged to the Variable Account or the Annuity Fund, as applicable, prior to the Combination and the amount of such fees charged to Conseco Series Trust, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.


   The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Conseco Variable will not, however, assume extraordinary or non-recurring expenses of Conseco Series Trust, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if Conseco Series Trust fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Conseco Variable, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

PREMIUM TAXES


   We may deduct any premium tax due from Purchase Payments or from Individual Contract values at the annuity commencement date or at any such other time as Conseco Variable determines in its sole discretion. The current range of premium taxes in jurisdictions in which we make the Contracts available is from 0% to 3.5%.


28

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                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


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FUND EXPENSES

   There are deductions from and expenses paid out of the assets of the Funds, which are described in the Fund prospectuses.


REDUCTION OR ELIMINATION OF CONTRACT CHARGES


   In some cases, Conseco Variable may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Conseco Variable may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

OTHER CHARGES


   Currently, Conseco Variable does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Conseco Variable may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

   Under present laws, Conseco Variable may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Conseco Variable may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.


DEATH BENEFITS


   In the event of the death of a Participant before Annuity Payments commence, Conseco Variable will pay the beneficiary the value of the Participant's Individual Contract, less any debt. We will determine the Individual Contract value as of the Valuation Period in which we receive proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's death, distribution may generally be made as an annuity which begins within one year of the Owner's death and is payable over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant retires. Additional requirements may apply to certain qualified contracts. In the case of a Contract involving more than one Contract Owner, the death of any Contract Owner shall cause this section to apply.

   In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

THE ANNUITY PERIOD

OPTIONAL ANNUITY PERIOD ELECTIONS


   The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

   o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

   o the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable annuity payments.


   By giving written notice to Conseco Variable at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:


   o   the annuity option to any of the annuity options described below, and

   o the manner in which the value of a Participant's Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).


   Once Annuity Payments begin, no changes may be elected by the Contract Owner.

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   Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

   The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.


   You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed annuity payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Conseco Variable has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.


   See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.


ANNUITY OPTIONS

   You may select one of the following annuity options:

   FIRST OPTION-LIFE ANNUITY. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since there is no minimum number of payments guaranteed (nor a provision for a death benefit payable to a beneficiary). It would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment.

   SECOND OPTION-LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.


   THIRD OPTION-JOINT AND LAST SURVIVOR LIFE ANNUITY. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66 2/3% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.


   Under current law, this option is automatically provided for a participant in a pension plan who is married and for married participants in most other qualified plans; however, a married participant may waive the joint and last survivor annuity during the appropriate election period if the participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.


   FOURTH OPTION-PAYMENTS FOR A DESIGNATED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If you elect payments under this option on a variable basis, payments will vary monthly in accordance with the investment results of the subaccounts of the Variable Account. If the Annuitant dies before we have made the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Conseco Variable will treat this one sum payment as a surrender. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

   FIFTH OPTION-PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a



30

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                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY
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designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

   To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.


   The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

TRANSFERS DURING THE ANNUITY PERIOD


   You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Conseco Variable reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.


   Conseco Variable reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Funds. Conseco Variable also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.


DEATH BENEFIT AMOUNT DURING THE ANNUITY PERIOD


   If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Conseco Variable will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Conseco Variable will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.


TAXES

   NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL


   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

--------------------------------------------------------------------------------


TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give owners investment control over separate account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

   The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o   made on or after the taxpayer reaches age 59 1/2;

   o   made on or after the death of an owner;

   o   attributable to the taxpayer's becoming disabled; or

   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


   Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply.

   The Contract offers death benefits which may exceed the greater of purchase payments or account value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in recently proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

   TAX SHELTERED ANNUITIES under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January

--------------------------------------------------------------------------------


1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

   SECTION 457 PLANS, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

   Distributions from Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not have tax withheld from distributions.

   "Eligible rollover distributions" from Section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental Section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

   We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

INTERNAL APPEALS PROCEDURES

   The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

   APPEALS OF FINAL DECISION

   o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

   o Your request should contain the reason for the appeal and any supporting evidence or documentation;

   o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

   o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

   o If the requested information is provided, we will decide your appeal within 60 days of the request and on the information provided.

   DISPUTE RESOLUTION PROCEDURES

   o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration;

   o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

   o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law.


These procedures may not be available in your state.

GENERAL MATTERS


   PERFORMANCE INFORMATION. Conseco Variable may advertise performance information for the Variable Account Investment Options (subaccounts) from time to time in advertisements or sales literature. Performance information reflects only the performance of a hypothetical investment in the Variable Account Investment Options during the particular time period on which the calculations are based. Performance information may consist of yield, effective yield, and average annual total return quotations reflecting the deduction of all applicable charges for recent one-year and, when applicable, five- and 10-year periods and,

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


where less than 10 years, for the period subsequent to the date each subaccount first became available for investment. We may show additional total return quotations that do not reflect a withdrawal charge deduction. We may show performance information by means of schedules, charts or graphs. The Statement of Additional Information contains a description of the methods we use to determine yield and total return information for the subaccounts.

   DISTRIBUTION OF CONTRACTS. Conseco Equity Sales, Inc. (Conseco Equity Sales), 11815 N. Pennsylvania Street, Carmel, IN 46032, an affiliate of Conseco Variable, is the principal underwriter of the Contracts. Conseco Equity Sales is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of Conseco Equity Sales and broker-dealers authorized to sell the Contracts. The registered representatives will also be licensed insurance representatives of Conseco Variable. See the Statement of Additional Information for more information.


   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers may be paid commissions up to 8.5% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with marketing the Contracts. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.


   LEGAL PROCEEDINGS. Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Conseco Variable nor Conseco Equity Sales is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

--------------------------------------------------------------------------------


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

   Performance Calculations
   Annuity Provisions
   Independent Accountants
   Legal Matters
   Distribution
   Financial Statements



.................................................................................
                             (cut along dotted rule)





          If you would like a free copy of the Statement of Additional
             Information (Form # 05-6923) dated May 1, 2002 for this
           Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032



       Please send me a free copy of the Statement of Additional Information for Conseco Variable Annuity Account C (group annuity) at the following address:

       Name:
            --------------------------------------------------------------------

       Mailing Address:
                        --------------------------------------------------------

       -------------------------------------------------------------------------
                                    Sincerely,

       -------------------------------------------------------------------------
                                   (Signature)

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------


APPENDIX A


CONDENSED FINANCIAL INFORMATION


The table below provides per unit information about the financial history of the subaccounts for the periods indicated.

SUBACCOUNT                                2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (e)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $1.972     $2.338     $1.765     $1.204     $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.722     $1.972     $2.338     $1.765     $1.204       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -12.68%    -15.64%     32.41%     46.60%     20.42%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        1,752,801  1,625,583  1,184,056    335,852    120,648       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $3.802     $5.109     $2.898     $1.855     $1.565    $1.411  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $3.165     $3.802     $5.109     $2.898     $1.855    $1.565  $1.411    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -16.75%    -25.58%     76.29%     56.26%     18.49%    10.92%  41.12%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        1,652,034  1,598,002  1,092,626    479,432    388,810   332,180  48,284    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $2.183     $2.019     $1.547     $1.199     $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $2.020     $2.183     $2.019     $1.547     $1.199       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -7.47%      8.11%     30.54%     29.00%     19.91%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          410,608    303,861    107,741     85,729     10,680       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.627     $2.257     $1.590     $1.390     $1.260    $1.222  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.135     $1.627     $2.257     $1.590     $1.390    $1.260  $1.222    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -30.24%    -27.91%     41.99%     14.38%     10.28%     3.14%  22.18%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        1,407,153  1,518,472  1,477,791  1,509,932  1,616,358 1,294,236 421,326    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP INCOME & GROWTH FUND (f)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.122     $1.268     $1.085     $1.000        N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.018     $1.122     $1.268     $1.085        N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -9.27%    -11.48%     16.85%      8.48%        N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          227,081    285,708    180,072     91,593        N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (e)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $1.723     $2.093     $1.289     $1.096     $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.208     $1.723     $2.093     $1.289     $1.096       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -29.89%    -17.67%     62.41%     17.58%      9.59%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          178,676    149,696    148,279    105,233         95       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.465     $1.252     $1.276     $1.229     $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.636     $1.465     $1.252     $1.276     $1.229       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             11.67%     17.00%     -1.84%      3.77%     22.93%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          621,519    300,917    300,067    111,175     19,126       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST:
GROWTH FUND (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.576     $1.930     $1.307     $1.136     $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.053     $1.576     $1.930     $1.307     $1.136       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -33.19%    -18.36%     47.65%     15.13%     13.55%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          484,252    466,810    225,562    196,342     42,167       N/A     N/A    N/A    N/A    N/A

--------------------------------------------------------------------------------

                                    2001      2000       1999       1998       1997       1996     1995      1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (e)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period              $1.294    $1.455    $1.118    $0.972     $1.000       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $1.021    $1.294    $1.455    $1.118     $0.972       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -21.10%   -11.05%    30.10%    14.97%     -2.75%       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period      9,538     7,738     1,907         0      3,085       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (e)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $2.099    $2.375    $1.509    $1.219     $1.000       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $1.553    $2.099    $2.375    $1.509     $1.219       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -26.01%   -11.64%    57.47%    23.79%     21.87%       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period    701,603   548,888   237,838   115,344     64,326       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND (e)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $2.423    $2.626    $1.386    $1.374     $1.000       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $1.600    $2.423    $2.626    $1.386     $1.374       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -33.97%    -7.74%    89.55%     0.85%     37.38%       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period    456,106   442,433   158,133    83,064      1,949       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST:
BALANCED PORTFOLIO (b)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $3.053    $2.874    $2.219    $2.030     $1.740    $1.370    $1.052    $1.068    $1.000      N/A
Accumulation unit value
  at end of period                 $2.823    $3.053    $2.874    $2.219     $2.030    $1.740    $1.370    $1.052    $1.068      N/A
Percentage change in
  accumulation unit value          -7.53%     6.22%    29.55%     9.27%     16.68%    27.01%    30.19%    -1.51%     6.84%      N/A
Number of accumulation units
  outstanding at end of period  5,429,731 5,974,170 6,250,754 7,300,114  6,907,154 5,801,102 5,007,682 3,888,125 2,257,426      N/A

------------------------------------------------------------------------------------------------------------------------------------
CONSECO 20 FOCUS PORTFOLIO (g)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $0.844    $1.000       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $0.451    $0.844       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -46.56%   -15.60%       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period    152,077   147,829       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO--QUALIFIED (c)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period             $36.778   $36.036   $24.295   $21.148    $17.933   $12.448    $9.191    $9.069    $8.492    $8.292
Accumulation unit value
  at end of period                $32.776   $36.778   $36.036   $24.295    $21.148   $17.933   $12.448    $9.191    $9.069    $8.492
Percentage change in
  accumulation unit value         -10.88%     2.06%    48.33%    14.88%     17.93%    44.06%    35.44%     1.35%     6.79%     2.41%
Number of accumulation units
  outstanding at end of period  4,643,061 5,664,084 6,177,795 7,294,849  8,714,598 8,464,009 7,950,068 7,356,167 6,310,119 5,499,342

------------------------------------------------------------------------------------------------------------------------------------
EQUITY--NON-QUALIFIED PORTFOLIO(c)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period             $29.113   $28.526   $19.232   $16.740    $14.195    $9.854    $7.275    $7.179    $6.722    $6.564
Accumulation unit value
  at end of period                $25.945   $29.113   $28.526   $19.232    $16.740   $14.195    $9.854    $7.275    $7.179    $6.722
Percentage change in
  accumulation unit value         -10.88%     2.06%    48.33%    14.88%     17.93%    44.06%    35.44%     1.35%     6.79%     2.41%
Number of accumulation units
  outstanding at end of period    110,643   126,693   154,728   223,506    274,648   283,828   286,775   271,457   252,573   191,299

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO--QUALIFIED (d)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period              $6.188    $5.674    $5.738    $5.445     $4.990    $4.790    $4.080    $4.224    $3.768    $3.466
Accumulation unit value
  at end of period                 $6.685    $6.188    $5.674    $5.738     $5.445    $4.990    $4.790    $4.080    $4.224    $3.768
Percentage change in
  accumulation unit value           8.03%     9.06%    -1.12%     5.39%      9.11%     4.19%    17.38%    -3.41%    12.12%     8.70%
Number of accumulation units
  outstanding at end of period  1,777,051 1,750,249 2,139,411 2,455,411  2,784,065 2,973,412 3,072,607 2,961,739 3,003,770 2,490,084

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                    2001      2000       1999       1998       1997       1996     1995      1994      1993   1992
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO - NON-QUALIFIED (d)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period              $5.945    $5.452    $5.514    $5.232     $4.795    $4.602    $3.921    $4.059    $3.620    $3.330
Accumulation unit value
  at end of period                 $6.423    $5.945    $5.452    $5.514     $5.232    $4.795    $4.602    $3.921    $4.059    $3.620
Percentage change in
  accumulation unit value           8.03%     9.06%    -1.12%     5.39%      9.11%     4.19%    17.38%    -3.41%    12.12%     8.70%
Number of accumulation units
  outstanding at end of period     66,984    55,818    69,191    93,115    125,557   136,642   179,684   197,847   185,569   123,618

------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (b)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $1,427    $1.290    $1.336    $1.261     $1.176    $1.156    $0.995    $1.034    $1.000       N/A
Accumulation unit value
  at end of period                 $1.500    $1.427    $1.290    $1.336     $1.261    $1.176    $1.156    $0.995    $1.034       N/A
Percentage change in
  accumulation unit value           5.12%    10.58%    -3.44%     6.01%      7.19%     1.72%    16.18%    -3.79%     3.42%       N/A
Number of accumulation units
  outstanding at end of period    447,132   414,137   989,803   702,665    485,631   365,164   422,359   335,451   535,607       N/A

------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (g)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $1.025    $1.000       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $1.047    $1.025       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value           2.15%     2.50%       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period     26,639    11,801       N/A       N/A        N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (d)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $3.080    $2.930    $2.821    $2.708     $2.598    $2.496    $2.387    $2.321    $2.280    $2.224
Accumulation unit value
  at end of period                 $3.170    $3.080    $2.930    $2.821     $2.708    $2.598    $2.496    $2.387    $2.321    $2.280
Percentage change in
  accumulation unit value           2.92%     5.12%     3.85%     4.18%      4.22%     4.10%     4.57%     2.85%     1.79%     2.52%
Number of accumulation units
  outstanding at end of period  1,765,091 2,302,771 3,362,182 1,922,118  1,624,326 1,849,618 1,538,629 1,619,841 1,465,429 1,790,486

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH
FUND, INC. (a) (Initial Shares)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $2.610    $2.964    $2.301    $1.796     $1.413    $1.178    $1.000       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $2.001    $2.610    $2.964    $2.301     $1.796    $1.413    $1.178       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -23.33%   -11.93%    28.79%    28.09%     27.11%    20.01%    17.76%       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period  1,925,972 1,946,033 1,607,964   802,406    359,437   114,173    27,728       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (a) (Initial Shares)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $2.522    $2.808    $2.352    $1.853     $1.402    $1.160    $1.000       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $2.193    $2.522    $2.808    $2.352     $1.853    $1.402    $1.160       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -13.05%   -10.20%    19.40%    26.94%     32.20%    20.79%    16.03%       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period  8,337,240 8,840,618 8,745,043 5,996,870  3,025,807 1,395,520   561,967       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND: (Initial Shares)
DISCIPLINED STOCK PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at
  beginning of period              $1.133    $1.260    $1.075    $1.000        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $0.973    $1.133    $1.260    $1.075        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -14.12%   -10.11%    17.27%     7.48%        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period    317,573   331,573    57,395    18,002        N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (f)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $1.139    $1.195    $0.944    $1.000        N/A       N/A       N/A       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $0.979    $1.139    $1.195    $0.944        N/A       N/A       N/A       N/A       N/A       N/A
Percentage change in
  accumulation unit value         -14.05%    -4.68%    26.55%    -5.58%        N/A       N/A       N/A       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period     52,695    34,328     5,892         0        N/A       N/A       N/A       N/A       N/A       N/A

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (Primary Shares) (a)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at
  beginning of period              $1.265    $1.405    $1.387    $1.364     $1.210    $1.070    $1.000       N/A       N/A       N/A
Accumulation unit value
  at end of period                 $1.270    $1.265    $1.405    $1.387     $1.364    $1.210    $1.070       N/A       N/A       N/A
Percentage change in
  accumulation unit value           0.40%    -9.96%     1.29%     1.68%     12.70%    13.17%     6.96%       N/A       N/A       N/A
Number of accumulation units
  outstanding at end of period    454,854   410,607   521,675   402,613    103,898    44,124     1,178       N/A       N/A       N/A

                                          2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II (a)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $2.095     $2.734     $1.494    $1.201      $1.102    $1.028  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.464     $2.095     $2.734    $1.494      $1.201    $1.102  $1.028    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -30.12%    -23.38%     83.05%    24.33%       8.99%     7.23%   2.80%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          232,182    227,718    158,076   153,805     117,785    70,090   9,399    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL FUND II (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.007        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.792        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -21.35%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
UTILITY FUND II (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.595     $1.770     $1.758    $1.558      $1.243    $1.125  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.363     $1.595     $1.770    $1.758      $1.558    $1.243  $1.125    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -14.55%     -9.88%      0.68%    12.82%      25.38%    10.45%  12.53%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          317,990    316,840    417,936   428,133     196,753   111,929  53,189    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.:
LARGE CAP GROWTH PORTFOLIO (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.017        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.831        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -18.29%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.013      N/A          N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.852      N/A          N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -15.89%      N/A          N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0      N/A          N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUND:
INVESCO VIF-CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND) (f)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.218     $1.173     $1.032    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.098     $1.218     $1.173    $1.032         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -9.85%      3.80%     13.70%     3.20%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           84,425     22,761     12,180    34,697         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES FUND (j
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $1.008        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.971        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -3.67%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period              544        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.005        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.025        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              1.99%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period            4,861        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-HIGH YIELD FUND (f)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $0.901     $1.030     $0.953    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.759     $0.901     $1.030    $0.953         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -15.76%    -12.56%      8.11%    -4.69%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           97,818     91,169    119,099    22,719         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-REAL ESTATE OPPORTUNITY FUND (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.003        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.014        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              1.10%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-TECHNOLOGY FUND (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.025        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.726        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -29.17%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF-TELECOMMUNICATIONS FUND (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.028        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.579        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -43.69%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO (Institutional Shares) (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $3.030     $4.489     $2.011    $1.513      $1.357    $1.269  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.816     $3.030     $4.489    $2.011      $1.513    $1.357  $1.269    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -40.07%    -32.49%    123.17%    32.92%      11.54%     6.87%  26.93%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        4,023,856  3,896,189  2,363,771 1,484,765   1,145,154   881,491 398,348    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO (Institutional Shares) (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $2.701     $3.193     $2.240    $1.668      $1.372    $1.170  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $2.013     $2.701     $3.193    $2.240      $1.668    $1.372  $1.170    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -25.47%    -15.40%     42.55%    34.31%      21.53%    17.27%  17.02%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        4,139,585  4,537,896  3,595,530 1,722,621   1,026,609   570,927 144,293    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (Institutional Shares) (a)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $3.254     $3.898     $2.394    $1.876      $1.551    $1.214  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $2.499     $3.254     $3.898    $2.394      $1.876    $1.551  $1.214    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -23.20%    -16.52%     62.82%    27.64%      20.94%    27.74%  21.40%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period        8,496,431  9,424,505  8,203,823 6,332,820   4,929,502 1,845,276 230,889    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (f)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.121     $1.133     $1.058    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.027     $1.121     $1.133    $1.058         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -8.39%     -1.07%      7.09%     5.81%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           46.069     17,246      1,022         0         N/A       N/A     N/A      N/A  N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (f)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.070     $0.893     $0.858    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.256     $1.070     $0.893    $0.858         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             17.38%     19.87%      4.08%   -14.23%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          124,850     10,017         44     4,307         N/A       N/A     N/A    N/A    N/A    N/A

--------------------------------------------------------------------------------

                                          2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (f)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $1.335     $1.164     $1.007    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.232     $1.335     $1.164    $1.007         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -7.72%     14.67%     15.58%     0.73%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          314,294     38,899     13,117    13,870         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
LIMITED MATURITY BOND PORTFOLIO (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.148     $1.086     $1.081    $1.046      $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.237     $1.148     $1.086    $1.081      $1.046       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              7.75%      5.70%      0.47%     3.35%       4.59%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           63,120    449,909     79,074   225,717           0       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.008        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.863        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -14.38%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.359     $1.363     $1.283    $1.243      $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.307     $1.359     $1.363    $1.283      $1.243       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -3.83%     -0.33%      6.30%     3.17%      24.32%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          427,900    413,116    422,449   336,371      60,137       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES):
EQUITY INCOME VCT PORTFOLIO (k)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.986        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.919        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -6.80%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          307,554        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
EUROPE VCT PORTFOLIO (k)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.994        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.754        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -24.14%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period                0        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
PIONEER FUND VCT PORTFOLIO (k)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $0.984        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.880        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -10.57%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           88,332        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
NOVA FUND (h)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                             $15.176    $18.407        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                             $11.482    $15.176        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -24.34%    -17.55%        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period            1,846        585        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
OTC FUND (h)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                             $23.690    $39.086        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                             $15.204    $23.690        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -35.82%    -39.39%        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           25,497     14,991        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (j)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.000        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.007        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              0.70%        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period            2,301        N/A        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
COMMUNICATIONS AND INFORMATION PORTFOLIO (Class 2) (g)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.556     $1.000        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.578     $0.556        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              3.96%    -44.40%        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          300,842    240,260        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (Class 2) (g)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.675     $1.000        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.520     $0.675        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -22.96%    -32.50%        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          100,203     68,037        N/A       N/A         N/A       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
STRONG OPPORTUNITY FUND II (e):
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.954     $1.852     $1.386    $1.233      $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.863     $1.954     $1.852    $1.386      $1.233       N/A     N/A    N/A    N/A    N/A
Percentage change in
  accumulation unit value                -4.66%      5.53%     33.57%    12.41%      23.32%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          436,551  1  86,616    160,380    89,350       4,089       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.:
STRONG MID CAP GROWTH FUND II (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $2.571     $3.050     $1.622    $1.274      $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.763     $2.571     $3.050    $1.622      $1.274       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -31.43%    -15.71%     87.99%    27.40%      27.35%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          590,929    491,584    110,428   145,329       3,989       N/A     N/A    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (a)
----------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at beginning
  of period                              $1.079     $1.070     $1.172    $1.050      $1.036    $1.021  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.013     $1.079     $1.070    $1.172      $1.050    $1.036  $1.021    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -6.12%      0.87%     -8.74%    11.63%       1.37%     1.50%   2.05%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           24,692     51,708     37,696    30,830      16,578    23,735   6,030    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (e)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.601     $1.044     $0.527    $0.808      $1.000       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.584     $0.601     $1.044    $0.527      $0.808       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                             -2.83%    -42.44%     98.29%   -34.80%     -19.24%       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          175,217    179,333    253,897   177,924      99,333       N/A     N/A    N/A    N/A    N/A

--------------------------------------------------------------------------------

                                          2001      2000        1999       1998       1997       1996    1995   1994   1993   1992
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (a)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $1.110     $1.006     $0.840    $1.228      $1.262    $1.080  $1.000    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $0.984     $1.110     $1.006    $0.840      $1.228    $1.262  $1.080    N/A    N/A    N/A
Percentage change in accumulation
  unit value                            -11.35%     10.30%     19.80%   -31.62%      -2.66%    16.88%   7.97%    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period          107,947    199,902    556,013   198,619     280,960    49,773  27,240    N/A    N/A    N/A

----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (f)
----------------------------------------------------------------------------------------------------------------------------------

Accumulation unit value at beginning
  of period                              $0.973     $0.828     $0.854    $1.000         N/A       N/A     N/A    N/A    N/A    N/A
Accumulation unit value at end
  of period                              $1.015     $0.973     $0.828    $0.854         N/A       N/A     N/A    N/A    N/A    N/A
Percentage change in accumulation
  unit value                              4.32%     17.49%     -2.99%   -14.63%         N/A       N/A     N/A    N/A    N/A    N/A
Number of accumulation units
  outstanding at end of period           42,170     18,412     14,855     3,276         N/A       N/A     N/A    N/A    N/A    N/A


(a)  This unit value was $1.000 on the inception date of June 1, 1995.
(b)  This unit value was $1.000 on the inception date of May 1, 1993.
(c)  This unit value was $1.000 on the inception date of December 3, 1965.
(d)  This unit value was $1.000 on the inception date of May 19, 1981.
(e)  This unit value was $1.000 on the inception date of May 1, 1997.

(f)  This unit value was $1.000 on the inception date of May 1, 1998.

(g)  This unit value was $1.000 on the inception date of May 1, 2000.
(h) These unit values were $18.407 for Rydex Nova and $39.086 for Rydex OTC on the inception date of May 1, 2000.

(i)  This was the unit value on the inception date of October 26, 2001.
(j)  This was the unit value on the inception date of May 1, 2001.
(k)  This was the unit value on the inception date of January 2, 2001.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------

APPENDIX B--MORE INFORMATION ABOUT THE FUNDS

   Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.


THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following funds are available under the Contract:

VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

VP INTERNATIONAL FUND

   The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

VP VALUE FUND

   The VP Value Fund seeks long-term capital growth by investing in common stock. Income is a secondary objective.

BERGER INSTITUTIONAL PRODUCTS TRUST

   Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger Financial Group LLC is the investment advisor for the Berger IPT-Growth Fund, Berger IPT-Large Cap Growth Fund, the Berger IPT-Small Company Growth Fund, and the Berger IPT-International Fund. Berger Financial Group LLC has delegated daily management of the Berger IPT-International Fund to the Bank of Ireland Asset Management (U.S.) Limited (BIAM) as sub-advisor. The following companies provide investment management and administrative services to the Funds. Berger Financial Group LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger Financial Group LLC has been in the investment advisory business since 1974. When acting as investment advisor, Berger Financial Group LLC is responsible for managing the investment operations of the Funds. Berger Financial Group LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day

--------------------------------------------------------------------------------


management of the investment operations of the Berger IPT-International Fund.

BERGER IPT--GROWTH FUND

   The Berger IPT-Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for growth.

BERGER IPT--INTERNATIONAL FUND

   The Berger IPT-International Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies.

BERGER IPT--LARGE CAP GROWTH FUND

   The Berger IPT-Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of large, well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

   The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.


CONSECO SERIES TRUST

   Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:


BALANCED PORTFOLIO

   The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.


CONSECO 20 FOCUS PORTFOLIO

   The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

   The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.


FIXED INCOME PORTFOLIO


   The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

   The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.


HIGH YIELD PORTFOLIO

   The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).


MONEY MARKET PORTFOLIO

   The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)


   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY

--------------------------------------------------------------------------------

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)


   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following portfolios are available under the Contract:


DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO


   The Dreyfus VIF-Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.


DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO


   The Dreyfus VIF-International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks, most of which are ordinarily securities of foreign issuers which Dreyfus considers to be "value" companies.


FEDERATED INSURANCE SERIES


   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and the Federated International Small Company Fund
II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").


FEDERATED INTERNATIONAL EQUITY FUND II


   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.


FEDERATED INTERNATIONAL SMALL COMPANY FUND II


   The Federated International Small Company Fund II seeks to provide long-term growth of capital. The Fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $5.0 Billion or less.

FEDERATED UTILITY FUND II

   The Federated Utility Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity securities of companies engaged in providing utility services.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

   First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO


   First American Large Cap Growth Portfolio seeks long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.


FIRST AMERICAN MID CAP GROWTH PORTFOLIO


   First American Mid Cap Growth Portfolio seeks growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

   INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:


INVESCO VIF--CORE EQUITY FUND (FORMERLY EQUITY INCOME FUND)


   The INVESCO VIF--Core Equity Fund (formerly Equity Income Fund) attempts to provide high total return through both growth and income from these investments.

--------------------------------------------------------------------------------


INVESCO VIF--FINANCIAL SERVICES FUND

   The INVESCO VIF--Financial Services Fund seeks capital growth. It is aggressively managed. The Fund invests primarily in the equity securities of companies involved in the financial services sector.


INVESCO VIF--HEALTH SCIENCES FUND


   The INVESCO VIF--Health Sciences Fund seeks capital growth. The Fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--HIGH YIELD FUND

   The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

   The INVESCO VIF--Real Estate Opportunity Fund seeks capital growth. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

   The INVESCO VIF--Technology Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

   The INVESCO VIF--Telecommunications Fund seeks capital growth. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.


JANUS ASPEN SERIES


   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential.

WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.


LAZARD RETIREMENT SERIES, INC.


   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:


LAZARD RETIREMENT EQUITY PORTFOLIO

   The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500(R)Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO


   The Growth and Income Portfolio seeks long-term growth of capital and income without excessive fluctuations in market value.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

                                              CONSECO VARIABLE INSURANCE COMPANY

                                                                  2002 ACCOUNT C
                                                                   GROUP ANNUITY


--------------------------------------------------------------------------------

LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.


MIDCAP GROWTH PORTFOLIO

   The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.


PARTNERS PORTFOLIO


   The Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)


   Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:


PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.


PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.


RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

NOVA FUND


   The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S. government securities to collateralize these futures and options contracts.

OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.


U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:


SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2 SHARES)

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2 SHARES)

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.


STRONG OPPORTUNITY FUND II, INC.


   Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG OPPORTUNITY FUND II

   The Strong Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's managers believe are underpriced, yet have attractive growth prospects.

--------------------------------------------------------------------------------


STRONG VARIABLE INSURANCE FUNDS, INC.

   Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

STRONG MID CAP GROWTH FUND II

   The Strong Mid Cap Growth Fund II seeks capital growth. The fund invests under normal conditions at least 80% of its net assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for growth of earnings and capital appreciation.


VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND


   The Worldwide Bond Fund seeks high total return-income plus capital-appreciation-by investing globally, primarily in a variety of debt securities.


WORLDWIDE EMERGING MARKETS FUND


   The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.


WORLDWIDE HARD ASSETS FUND


   The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities."


WORLDWIDE REAL ESTATE FUND


   The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

                      [This Page Intentionally Left Blank]

                       STATEMENT OF ADDITIONAL INFORMATION

                    GROUP VARIABLE DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                       CONSECO VARIABLE INSURANCE COMPANY

                                       AND

                       CONSECO VARIABLE ANNUITY ACCOUNT C


      ADMINISTRATIVE OFFICE: 11815 N. PENNSYLVANIA STREET CARMEL, IN 46032
                        PHONE: (866) 590-2255 (TOLL FREE)

                                   MAY 1, 2002






This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Conseco Variable Annuity Account C (the "Separate Account") -- Group Variable Deferred Annuity Contracts, dated May 1, 2002. You may obtain a copy of the current prospectus by writing to us at our Administrative Office: 11815 North Pennsylvania Street, Carmel, Indiana 46032, telephone: (866) 590-2255.

                                TABLE OF CONTENTS


                                                                            PAGE

PERFORMANCE CALCULATIONS.....................................................  1
   Calculation of Yield Quotations...........................................  1
   Calculation of Total Return Quotations....................................  2

ANNUITY PROVISIONS...........................................................  8
   Determination of Amount of the First Monthly Variable Annuity Payment.....  8
   Value of an Annuity Unit..................................................  9
   Amounts of Subsequent Monthly Variable Annuity Payments...................  9

INDEPENDENT ACCOUNTANTS...................................................... 10

LEGAL MATTERS................................................................ 10

DISTRIBUTION................................................................. 10
   Reduction or Elimination of the Contingent Deferred Sales Charge.......... 10

FINANCIAL STATEMENTS......................................................... 10

                            PERFORMANCE CALCULATIONS


CALCULATION OF YIELD QUOTATIONS

MONEY MARKET SUBACCOUNT

The Conseco Series Trust Money Market Subaccount's ("Money Market Subaccount") standard current and effective yield quotations may appear in sales material and advertising as calculated by the standard method prescribed by rules of the Securities and Exchange Commission.

The current yield quotation is based on a seven-day period and computed as follows: The Money Market Subaccount's daily net investment factor, minus one (1.00) is multiplied by 365 to produce an annualized yield. The annualized yield of the seven-day period is then averaged and carried to the nearest one-hundredth of one percent. This yield reflects investment results less deductions for investment advisory fees, fund expenses and insurance charges, including the deduction of the contract maintenance charge. Because of these deductions, the current yield for the Money Market Subaccount will be lower than the yield for the corresponding underlying money market fund of the Conseco Series Trust.

We may also provide standard yield quotations for the Subaccount investing in the U.S. Government Money Market Fund of the Rydex Variable Trust. Such yield quotations will also be calculated as described in this section.

We calculate the current yield using the following formula:

         Current Yield  =  ((NCS-ES)/UV) X (365/7)

         Where:

         NCS    = the net change in the value of the Money Market fund
                  (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

         ES     = per unit charges deducted from the Subaccount for the 7-day period.

         UV     = the unit value on the first day of the 7-day period.

We may also disclose the effective yield of the Money Market Subaccount for the same seven-day period, determined on a compounded basis. We calculate the effective yield by compounding the unannualized base period return by adding one to the base return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

We calculate the effective yield using the following formula:

         Effective Yield = (1 + ((NCS-ES)/UV))(365/7) - 1

         Where:

         NCS    = the net change in the value of the Money Market fund (not including any realized gains or losses on the sale of securities, unrealized appreciation and depreciation, and income other than investment income) for the 7-day period attributable to a hypothetical subaccount having a balance of 1 Subaccount unit.

         ES     = per unit charges deducted from the hypothetical Subaccount for the 7-day period.

         UV     = the unit value for the first day of the 7-day period.

The yields on the Money Market Subaccount will generally fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield is affected by changes in interest rates on money market securities, average Subaccount maturity, the types and quality of fund securities held by the corresponding underlying money market fund of the Rydex Variable Trust and its operating expenses.

OTHER SUBACCOUNTS

The investment portfolios of the funds may advertise investment performance figures, including yield. Each Subaccount's yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per accumulation unit earned during the period by the maximum offering price per accumulation unit on the last day of the period, according to the following formula:


                         YIELD = 2 ((A - B) + 1)6 - 1)
                         -----------------------------
                                       CD
         Where:

         A = the net investment income earned during the period by the investment portfolio.

         B = the expenses accrued for the period (net of reimbursements, if any).

         C = the average daily number of accumulation units outstanding during the period.

         D = the maximum offering price per accumulation unit on the last day of the period.

CALCULATION OF TOTAL RETURN QUOTATIONS

STANDARD TOTAL RETURN

From time to time, we may advertise performance data. We may include standardized average annual total returns for one or more of the Subaccounts in advertising, sales literature or reports to contract owners or prospective purchasers. The standardized average annual total return for each Subaccount assumes that an investment has been held in that Subaccount for various periods of time, including a period measured from the date that Subaccount began operations.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total returns are provided will be for the most recent calendar quarter practicable, considering the type and media of the communication, and will be stated in the communication.

Standardized average annual total returns will be calculated using Subaccount unit values that we calculate on each valuation day based on the performance of the Subaccount's underlying investment portfolio, adjusted to reflect the maximum fees and Contract charges including the deduction of surrender charges.


Average annual total return quotations are computed according to the following formula:


                                 P (1+T)n = ERV
         Where:
         P    =   beginning hypothetical initial purchase payment of $1,000
         T    =   average annual total return
         n    =   number of years in period

         ERV  =   ending redeemable value of a hypothetical $1,000 purchase
                  payment made at the beginning of the one-, five- or ten-year period, at the end of the one-, five- or ten-year period (or fractional portion thereof)

YOU SHOULD NOTE THAT THE INVESTMENT RESULTS OF EACH SUBACCOUNT WILL FLUCTUATE OVER TIME, AND ANY PRESENTATION OF THE SUBACCOUNT'S TOTAL RETURN FOR ANY PERIOD SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT AN INVESTMENT MAY EARN OR WHAT YOUR TOTAL RETURN MAY BE IN ANY FUTURE PERIOD.

Standard average annual total returns for the period ending December 31, 2001 are shown in the Table 1.

Table 1 reflects the performance of a Contract permitting flexible payments, including the deduction of a 1.00% mortality and expense risk charge (insurance charges), deduction of deferred sales loads (surrender charges) of 5%, and the deduction of a $15 Annual Contract Fee. The Annual Contract Fee is reflected as an annual charge of 0.04%, based on average Contract Value during 2001 of $38,749.



                                     TABLE 1

            STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2001
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
Alger American Growth.....................................       5/1/97       -19.09%          N/A          10.92%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged Allcap...........................       6/1/95       -22.87%         14.22%        18.54%
----------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth..............................       5/1/97       -14.24%          N/A          14.70%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization.......................       6/1/95       -35.34%         -2.85%         1.47%
----------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth.......................       5/1/98       -15.92%          N/A          -0.83%
----------------------------------------------------------------------------------------------------------------------
American Century VP International.........................       5/1/97       -35.03%          N/A           3.27%
----------------------------------------------------------------------------------------------------------------------
American Century VP Value.................................       5/2/97         3.51%          N/A          10.19%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Growth.......................................       5/1/97       -38.09%          N/A          -0.18%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - International................................       5/1/97       -26.86%          N/A          -0.40%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth.............................       5/1/97       -31.44%          N/A           8.66%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth.........................       5/1/97       -38.97%          N/A           9.00%
----------------------------------------------------------------------------------------------------------------------
CST Balanced..............................................       5/1/93       -14.31%          9.29%        12.60%
----------------------------------------------------------------------------------------------------------------------
CST 20 Focus..............................................       5/1/00       -50.48%          N/A         -40.38%
----------------------------------------------------------------------------------------------------------------------
CST Equity (1)............................................      12/3/65(3)    -17.41%         11.93%        14.60%
----------------------------------------------------------------------------------------------------------------------
CST Fixed Income (1)......................................      5/19/81(3)      0.12%          5.17%         5.75%
----------------------------------------------------------------------------------------------------------------------
CST Government Securities.................................       5/1/93        -2.62%          4.14%         4.41%
----------------------------------------------------------------------------------------------------------------------
CST High Yield............................................       5/1/00        -5.34%          N/A          -1.21%
----------------------------------------------------------------------------------------------------------------------
CST Money Market..........................................       5/19/8(1)     -4.60%          3.23%         3.48%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Disciplined Stock (Initial Shares)................       5/1/98       -20.43%          N/A          -2.06%
----------------------------------------------------------------------------------------------------------------------
Dreyfus International Value (Initial Shares)..............       5/1/98       -20.39%          N/A          -2.15%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth (Initial Shares)......       6/1/95       -28.97%          6.36%        10.70%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index (Initial Shares)......................       6/1/95       -19.43%          8.42%        12.29%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond (Primary Class)................       6/1/95        -6.98%          0.16%         3.35%
----------------------------------------------------------------------------------------------------------------------
Federated International Equity............................       6/1/95       -35.26%          5.00%         5.61%
----------------------------------------------------------------------------------------------------------------------
Federated International Small Co..........................       5/1/01          N/A           N/A         -27.12%
----------------------------------------------------------------------------------------------------------------------
Federated Utility.........................................       6/1/95       -20.84%          1.05%         4.45%
----------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Equity....................       5/1/01          N/A           N/A         -24.26%
----------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Equity......................       5/1/01          N/A           N/A         -22.07%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Core Equity (formerly Equity Income)..........       5/1/98       -16.49%          N/A           1.09%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Financial Services............................       5/1/01          N/A           N/A         -10.66%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Health........................................       5/1/01          N/A           N/A          -5.45%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF High Yield....................................       5/1/98       -21.95%          N/A          -8.52%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Real Estate Opportunity.......................       5/1/01          N/A           N/A          -6.34%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology....................................       5/1/01          N/A           N/A         -34.40%
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 1

            STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2001
                           SURRENDER CHARGES DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Telecommunications............................       5/1/01          N/A           N/A         -47.85%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth (Institutional Shares)      6/1/95       -44.46%          5.18%         9.00%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth (Institutional Shares)...........      6/1/95       -30.95%          7.11%        10.82%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth (Institutional Shares).      6/1/95       -28.84%          9.15%        14.39%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity..................................       5/1/98       -15.11%          N/A          -0.65%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap...............................       5/1/98         8.85%          N/A           5.00%
----------------------------------------------------------------------------------------------------------------------
Lord, Abbett Growth and Income............................       5/1/98       -14.43%          N/A           4.43%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond................       5/1/97        -0.19%          N/A           3.77%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Midcap Growth........................       5/1/01          N/A           N/A         -20.59%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners.............................       5/1/97       -10.85           N/A           5.03%
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT.................................       1/2/01          N/A           N/A         -13.68%
----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT........................................       1/2/01          N/A           N/A         -29.72%
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT..........................................       1/2/01          N/A           N/A         -17.07%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova.................................       5/1/00       -29.89%          N/A         -28.27%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust OTC..................................       5/1/00       -40.53%          N/A         -45.95%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust U.S. Government Money Market.........       5/1/01          N/A           N/A          -6.71%
----------------------------------------------------------------------------------------------------------------------
Seligman Communications & Info (Class 2)..................       5/1/00        -3.57%          N/A         -30.09%
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology (Class 2)......................       5/1/00       -28.62%          N/A         -35.33%
----------------------------------------------------------------------------------------------------------------------
Strong MidCap Growth Fund II..............................       5/1/97       -36.50%          N/A          11.98%
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II................................       5/1/97       -11.65%          N/A          13.31%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond....................................       6/1/95       -12.95%         -1.24%        -0.15%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets........................       5/1/97        -9.90%          N/A         -11.65%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets.............................       6/1/95       -17.85%         -5.63%        -3.71%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate.............................       5/1/98        -3.36%          N/A          -1.00%
----------------------------------------------------------------------------------------------------------------------

(1) This is the date the predecessor Subaccount commenced operations. On May 1, 1993, the effective date of the combination (discussed in the Prospectus), the Subaccount invested in the reorganized portfolio. See "The Variable Account" in the Prospectus.


B.   NON-STANDARD TOTAL RETURN

Conseco Variable may from time to time also illustrate non-standardized average annual total returns for the Subaccounts, as appears in the "Non-Standard Average Annual Total Returns" table, below. These non-standard average annual total returns reflect the deduction of the 1.00% mortality and expense risk charge (insurance charges), but do not reflect the deduction of surrender charge or the annual contract fee. These returns are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charges or annual contract fee.

Generally, non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required periods, is also illustrated.

Non-standard Subaccount average annual total returns for the period ending December 31, 2001 are shown in Table 2.

Table 2 reflects the deduction of the annual insurance charges of 1.00%, but does NOT reflect the deduction of the surrender charges, or the $15 Annual Contract Fee. Non-standard Subaccount average total returns would be lower if these charges were deducted.

                                     TABLE 2

          NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
Alger American Growth.....................................       5/1/97        -12.70%         N/A           11.84%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged Allcap...........................       6/1/95         16.77%         15.12%        18.90%
----------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth..............................       5/1/97         -7.46%         N/A           15.65%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization.......................       6/1/95        -30.22%         -2.07%         1.80%
----------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth.......................       5/1/98         -9.27%         N/A            0.48%
----------------------------------------------------------------------------------------------------------------------
American Century VP International.........................       5/1/97        -29.88%         N/A            4.14%
----------------------------------------------------------------------------------------------------------------------
American Century VP Value.................................       5/2/97         11.69%         N/A           11.12%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Growth.......................................       5/1/97        -33.18%         N/A            0.66%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - International................................       5/1/97        -21.07%         N/A            0.45%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth.............................       5/1/97        -26.01%         N/A            9.56%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth.........................       5/1/97        -34.14%         N/A            9.90%
----------------------------------------------------------------------------------------------------------------------
CST 20 Focus..............................................       5/1/00        -46.54%         N/A          -37.94%
----------------------------------------------------------------------------------------------------------------------
CST Balanced..............................................       5/1/93         -7.54%         10.16%        12.65%
----------------------------------------------------------------------------------------------------------------------
CST Equity (1)............................................      12/3/653       -10.88%         12.82%        14.65%
----------------------------------------------------------------------------------------------------------------------
CST Fixed Income (1)......................................      5/19/813         8.03%          6.02%         5.81%
----------------------------------------------------------------------------------------------------------------------
CST Government Securities.................................       5/1/93          5.07%          4.97%         4.47%
----------------------------------------------------------------------------------------------------------------------
CST High Yield............................................       5/1/00          2.14%         N/A            2.80%
----------------------------------------------------------------------------------------------------------------------
CST Money Market..........................................       5/19/81         2.94%          4.06%         3.54%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Disciplined Stock (Initial Shares)................       5/1/98         14.14%         N/A           -0.75%
----------------------------------------------------------------------------------------------------------------------
Dreyfus International Value (Initial Shares)..............       5/1/98        -14.09%         N/A           -0.84%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth (Initial Shares)......       6/1/95        -23.35%         N/A           11.04%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index (Initial Shares)......................       6/1/95        -13.06%          9.27%        12.65%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond (Primary Class)................       6/1/95          0.37%          0.97%         3.70%
----------------------------------------------------------------------------------------------------------------------
Federated International Equity............................       6/1/95        -30.13%          5.84%         5.95%
----------------------------------------------------------------------------------------------------------------------
Federated International Small Company.....................       5/1/01        -21.36%         N/A          -21.36%
----------------------------------------------------------------------------------------------------------------------
Federated Utility.........................................       6/1/95        -14.58%          1.86%         4.79%
----------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth...........................       5/1/01          N/A           N/A          -18.31%
----------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth.............................       5/1/01          N/A           N/A          -15.96%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Core Equity (formerly Equity Income)..........       5/1/98         -9.88%         N/A            2.44%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Financial Services............................       5/1/01         -3.59%         N/A           -3.59%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Health Sciences...............................       5/1/01          2.02%         N/A            2.02%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF High Yield....................................       5/1/98        -15.78%         N/A           -7.29%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Real Estate Opportunity.......................       5/1/01          N/A           N/A            1.06%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology....................................       5/1/01          N/A           N/A          -29.22%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Telecommunications............................       5/1/01          N/A           N/A          -43.72%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth (Institutional Shares)      6/1/95        -40.06%          6.01%         9.35%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth (Institutional Shares)..........       6/1/95        -25.49%          7.96%        11.17%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth (Institutional Shares)       6/1/95        -23.21%         10.01%        14.75%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity..................................       5/1/98         -8.39%         N/A            0.67%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap...............................       5/1/98         17.44%         N/A            6.41%
----------------------------------------------------------------------------------------------------------------------
Lord, Abbett Growth and Income............................       5/1/98         -7.65%         N/A            5.82%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond................       5/1/97          7.69%         N/A            4.65%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Midcap Growth........................       5/1/01        -14.32%         N/A          -14.32%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners.............................       5/1/97         -3.80%         N/A            5.92%
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT.................................       1/2/01          N/A           N/A           -6.85%
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2

          NON-STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                       (TOTAL INSURANCE CHARGES OF 1.00%)

                                                                                                          10 YEAR OR
                                                               SUBACCOUNT                                     TO
                                                                INCEPTION                                 INCEPTION
                         SUBACCOUNT                               DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------


Pioneer Europe VCT........................................       1/2/01          N/A           N/A          -24.20%
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT..........................................       1/2/01          N/A           N/A          -10.51%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova.................................       5/1/00        -24.34%         N/A          -25.34%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust OTC..................................       5/1/00        -35.82%         N/A          -43.71%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust U.S. Government Money Market.........       5/1/01          N/A           N/A            0.66%
----------------------------------------------------------------------------------------------------------------------
Seligman Communications & Info (Class 2)..................       5/1/00          4.02%         N/A          -28.26%
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology (Class 2)......................       5/1/00        -22.98%         N/A          -32.68%
----------------------------------------------------------------------------------------------------------------------
Strong MidCap Growth......................................       5/1/97        -31.46%         N/A           12.91%
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity........................................       5/1/97         -4.67%         N/A           14.26%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond....................................       6/1/95         -6.06%         -0.44%         0.19%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets........................       5/1/97         -2.79%         N/A          -10.88%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets.............................       6/1/95        -11.35%         -4.85%        -3.37%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate.............................       5/1/98          4.28%         N/A            0.33%
----------------------------------------------------------------------------------------------------------------------

(1) This is the date the predecessor Subaccount commenced operations. On May 1, 1993, the effective date of the combination (discussed in the Prospectus), the Subaccount invested in the reorganized portfolio. See "The Variable Account" in the Prospectus.


C.   OTHER TOTAL RETURN AND PERFORMANCE DATA

Performance data for the Subaccounts and/or the Portfolios may be compared in advertisements, sales literature and reports to Contract Owners with the investment returns of various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indices, and other groups of variable annuity separate accounts or other investment products tracked by Morningstar, Inc., a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.


Reports and promotional literature may also contain other information, including the effect of tax-deferred compounding on an investment options performance returns, or returns in general, which may be illustrated by graphs, charts or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


Reports and promotional literature may also contain the ratings Conseco Variable has received from independent rating agencies. However, Conseco Variable does not guarantee the investment performance of the Subaccounts or the Portfolios.

Many of the Portfolios have recently been made available as Investment Options under the Contract and therefore do not have meaningful investment performance history within the Contract. However, certain of these Portfolios have been in existence for some time and consequently have investment performance history that is for periods longer than that of their corresponding Subaccounts'. Sales literature or advertisements may quote "adjusted" historic average annual average total return performance data for the Portfolios since their inception reduced by some or all of the fees and charges under the Contracts. Such adjusted historic portfolio performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time. Generally, adjusted historic portfolio average annual total returns will be shown only if standard performance data for the Subaccounts is shown.

The Portfolios have provided the information used to calculate the adjusted historic average annual total returns for the Portfolios for periods prior to the inception date of the Subaccounts.

Adjusted historic portfolio average annual total returns for the period ending December 31, 2001 are shown in Table 3. These returns reflect the deduction of the 1.00% annual insurance charge, but do not reflect the surrender charge and the annual contract fee.

                                     TABLE 3

         NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                         (TOTAL INSURANCE CHARGES 1.00%)

                                                                                                          10 YEAR OR
                                                                PORTFOLIO                                     TO
                                                                INCEPTION                                 INCEPTION
                         PORTFOLIO                                DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
Alger American Growth.....................................       1/9/89       -12.70%         12.23%        13.84%
----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged Allcap...........................      1/25/95       -16.77%         15.12%        21.55%
----------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth..............................       5/3/93        -7.46%         13.91%        17.61%
----------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization.......................      9/21/88       -30.22%         -2.07%         3.75%
----------------------------------------------------------------------------------------------------------------------
American Century VP Growth & Income.......................     10/30/97        -9.27%          N/A           5.82%
----------------------------------------------------------------------------------------------------------------------
American Century VP International.........................       5/1/94       -29.88%          5.31%         7.95%
----------------------------------------------------------------------------------------------------------------------
American Century VP Value.................................       5/1/96        11.69%         10.86%        15.95%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Growth.......................................       5/1/96       -33.18%          0.88%         1.34%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - International................................       5/1/97       -21.07%          N/A           0.45%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Large Cap Growth.............................       5/1/96       -26.01%          9.53%        10.31%
----------------------------------------------------------------------------------------------------------------------
Berger IPT - Small Company Growth.........................       5/1/96       -34.14%          6.95%         5.87%
----------------------------------------------------------------------------------------------------------------------
CST 20 Focus..............................................       5/1/00       -46.54%          N/A         -37.94%
----------------------------------------------------------------------------------------------------------------------
CST Balanced..............................................       5/3/93        -7.54%         10.16%        12.65%
----------------------------------------------------------------------------------------------------------------------
CST Equity................................................      12/3/65       -10.88%         12.82%        14.65%
----------------------------------------------------------------------------------------------------------------------
CST Fixed Income..........................................       5/3/93         8.03%          6.02%         5.81%
----------------------------------------------------------------------------------------------------------------------
CST Government Securities.................................       5/3/93         5.07%          4.98%         4.47%
----------------------------------------------------------------------------------------------------------------------
CST High Yield............................................       5/1/00         2.14%          N/A           2.80%
----------------------------------------------------------------------------------------------------------------------
CST Money Market..........................................      5/19/81         2.94%          4.06%         3.54%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Disciplined Stock (Initial Shares)................       5/1/96       -14.14%          6.52%         8.78%
----------------------------------------------------------------------------------------------------------------------
Dreyfus International Value (Initial Shares)..............       5/1/96       -14.09%          2.80%         2.77%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth (Initial Shares)......      10/7/93       -23.35%          7.20%        11.35%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index (Initial Shares)......................      9/29/89       -13.06%          9.27%        10.72%
----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond (Primary Class)................       3/1/94         0.37%          0.97%         3.79%
----------------------------------------------------------------------------------------------------------------------
Federated International Equity............................       5/8/95       -30.13%          5.84%         5.80%
----------------------------------------------------------------------------------------------------------------------
Federated International Small Co..........................       5/1/00       -30.71%          N/A         -30.43%
----------------------------------------------------------------------------------------------------------------------
Federated Utility.........................................      2/10/94       -14.58%          1.86%         4.46%
----------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth...........................       5/1/01          N/A           N/A         -18.31%
----------------------------------------------------------------------------------------------------------------------
First American MidCap Growth..............................       5/1/01          N/A           N/A         -15.96%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Core Equity (formerly Equity Income)..........      8/10/94        -9.88%          7.61%        12.17%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Financial Services............................      9/20/99       -10.79%          N/A           9.11%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Health Sciences...............................      7/28/97       -13.46%          N/A          14.24%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF High Yield....................................      5/27/94       -15.78%         -2.34%         2.46%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Real Estate Opportunity.......................       4/1/98        -1.76%          N/A           0.99%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Technology....................................      7/14/97       -46.37%          N/A           9.13%
----------------------------------------------------------------------------------------------------------------------
INVESCO VIF Telecommunications............................      9/20/99       -54.47%          N/A         -23.29%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Aggressive Growth (Institutional
Shares)...................................................      9/13/93       -40.06%          6.01%        11.38%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Growth (Institutional Shares)..........      9/13/93       -25.49%          7.96%        10.71%
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Growth (Institutional Shares)      9/13/93       -23.21%         10.01%        14.59%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity..................................      3/18/98        -8.39%          N/A           1.48%
----------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap...............................      11/4/97        17.44%          N/A           7.84%
----------------------------------------------------------------------------------------------------------------------
Lord, Abbett Growth and Income............................     12/11/89        -7.65%         11.03%        11.24%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond................      9/10/84         7.69%          4.55%         4.41%
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3

         NON-STANDARD ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS
                            AS OF DECEMBER 31, 2001
                         SURRENDER CHARGES NOT DEDUCTED
                         (TOTAL INSURANCE CHARGES 1.00%)

                                                                                                          10 YEAR OR
                                                                PORTFOLIO                                     TO
                                                                INCEPTION                                 INCEPTION
                         PORTFOLIO                                DATE         1 YEAR        5 YEAR          DATE
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Midcap Growth........................      11/3/97       -25.40%          N/A          13.28%
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners.............................      3/22/94        -3.80%          5.73%        14.39%
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT.................................      9/14/99        -8.08%          N/A           0.99%
----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT........................................       1/2/01          N/A           N/A         -24.20%
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT..........................................       5/1/00       -11.98%          N/A          -8.62%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova.................................       5/7/97       -24.34%          N/A           2.98%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust OTC..................................       5/7/97       -35.82%          N/A           9.38%
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust U.S. Government Money Market.........      11/2/98         1.72%          N/A           2.81%
----------------------------------------------------------------------------------------------------------------------
Seligman Communications & Info (Class 2)..................      10/1/94         4.02%          N/A         -28.26%
----------------------------------------------------------------------------------------------------------------------
Seligman Global Technology (Class 2)......................       5/1/96       -22.98%          N/A         -32.68%
----------------------------------------------------------------------------------------------------------------------
Strong MidCap Growth......................................     12/31/96       -31.46%         12.20%        12.19%
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity........................................       5/8/92        -4.67%         13.41%        15.45%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond....................................       9/1/89        -6.06%         -0.44%         3.81%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Emerging Markets........................     12/21/95        -2.79%         -8.74%        -3.90%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Hard Assets.............................       9/1/89       -11.35%         -4.85%         6.48%
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Real Estate.............................       6/23/97        4.28%          N/A           4.89%
----------------------------------------------------------------------------------------------------------------------



                               ANNUITY PROVISIONS

DETERMINATION OF AMOUNT OF THE FIRST MONTHLY VARIABLE ANNUITY PAYMENT.


When annuity payments commence, the value of the Individual Contract is determined as the total of the product(s) of (a) the value of an Accumulation Unit for each investment medium at the end of the Valuation Period immediately preceding the Valuation Period in which the first annuity payment is due and (b) the number of Accumulation Units credited to the Individual Contract with respect to each investment medium as of the date the Annuity is to commence. Premium tax, if assessed at such time by the applicable jurisdiction, will be deducted from the Individual Contract value. Any portion of the Individual Contract value for which a fixed annuity election has been made is applied to provide fixed-dollar payments under the option elected.

The amount of the first monthly variable annuity payment is then calculated by multiplying the Individual Contract value which is to be applied to provide variable payments by the amount of first monthly payment per $1,000 of value, in accordance with annuity tables contained in the Contract. The annuity tables are based on the Progressive Annuity Table, assuming births in the year 1900. For annuitants whose year of birth is after 1915, an "adjusted age" is used, which is one year less than actual age. The amount of first monthly payment per $1,000 of value varies according to the form of annuity selected, the age of the annuitant (for certain options) and the assumed net performance selected by the Contract Owner. The standard assumed net performance is 3 1/2 percent per annum; however, an alternative 5 percent per annum, or such other rate as Conseco Variable may offer, may be selected prior to the commencement of annuity payments.

The assumed net investment rates built into the annuity tables affect both the amount of the first monthly variable annuity payment and the amount by which subsequent payments may increase or decrease. Selection of a 5 percent rate, rather than the standard 3 1/2 percent rate, would produce a higher first payment but subsequent payments would increase more slowly in periods when Annuity Unit values are rising and decrease more rapidly in periods when Annuity Unit values are declining. With either assumed rate, if the actual net investment rate during any two or more successive months were equal to the assumed rate, the annuity payments would be level during that period.

VALUE OF AN ANNUITY UNIT.

At the commencement of the Annuity Period, a number of Annuity Units is established for the Contract Owner for each Investment Option on which variable annuity payments are to be based. For each Sub-Account of Variable Account, the number of Annuity Units established is calculated by dividing (i) the amount of the first monthly variable annuity payment on that basis by (ii) the annuity unit value for that basis for the current Valuation Period. That number of Annuity Units remains constant throughout the Annuity Period and is the basis for calculating the amount of the second and subsequent annuity payments.


The Annuity Unit value is determined for each Valuation Period, for each Investment Option, and is equal to the Annuity Unit value for the preceding Valuation Period multiplied by the product of (i) the net investment factor for the appropriate Sub-Account for the immediately preceding Valuation Period and
(ii) a factor to neutralize the assumed net investment rate built into the annuity tables (discussed under the preceding caption), for it is replaced by the actual net investment rate in step (i). The daily factor for a 3 1/2 percent assumed net investment rate is .99990576; for a 5 percent rate, the daily factor is .99986634.


AMOUNTS OF SUBSEQUENT MONTHLY VARIABLE ANNUITY PAYMENTS.

The amounts of second and subsequent monthly variable annuity payments are determined by multiplying (i) the number of Annuity Units established for the annuitant for the applicable Sub-Account by (ii) the Annuity Unit value for the Sub-Account.

If Annuity Units are established for more than one Sub-Account, the calculation is made separately and the results are combined to determine the total monthly variable annuity payment.

1. EXAMPLE OF CALCULATION OF MONTHLY VARIABLE ANNUITY PAYMENTS. The determination of the amount of the variable annuity payments can be illustrated by the following hypothetical example. The example assumes that the monthly payments are based on the investment experience of only one Sub-Account. If payments were based on the investment experience of more than one Sub-Account, the same procedure would be followed to determine the portion of the monthly payment attributed to each Sub-Account.


2. FIRST MONTHLY PAYMENT. Assume that at the date of retirement there are 40,000 Accumulation Units credited under a particular Individual Contract and that the value of an Accumulation Unit for the Valuation Period immediately prior to retirement was $1.40000000; this produces a total value for the Individual Contract of $56,000. Assume also that no premium tax is payable and that the annuity tables in the Contract provide, for the option elected, a first monthly variable annuity payment of $6.57 per $1,000 of value applied; the first monthly payment to the Annuitant would thus be 56 multiplied by $6.57, or $367.92.


Assume that the Annuity Unit value for the Valuation Period in which the first monthly payment was due was $1.30000000. This is divided into the amount of the first monthly payment to establish the number of Annuity Units for the
Participant: $367.92 /$1.30000000 produces 283.015 Annuity Units. The value of this number of Annuity Units will be paid in each subsequent month.


3. SECOND MONTHLY PAYMENT. The current Annuity Unit value is first calculated. Assume a net investment factor of 1.01000000 for the Valuation Period immediately preceding the due date of the second monthly payment. This is multiplied by .99713732 to neutralize the assumed net investment rate of 3 1/2 percent per annum built into the number of Annuity Units determined above (if an assumed net investment rate of 5 percent had been elected, the neutralization factor would be .99594241), producing a result of 1.00710869. This is then multiplied by the Annuity Unit value for the Valuation Period preceding the due date of the second monthly payment (assume this value to be $1.30000000) to produce the current Annuity Unit value, $1.30924130.


The second monthly payment is then calculated by multiplying the constant number of Annuity Units by the current Annuity Unit value: 283.015 times $1.30924130 produces a payment of $370.53.

                             INDEPENDENT ACCOUNTANTS

The financial statements included in this Statement of Additional Information of Conseco Variable Annuity Account C and Conseco Variable Insurance Company have been audited by PricewaterhouseCoopers LLP, independent accountants, for the periods indicated in their reports as stated in their opinion given on the authority of such firm as experts in accounting and auditing. The principal business address of PricewaterhouseCoopers LLP is 300 Meridian Street, Indianapolis, Indiana 46204.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, DC has provided advice on certain matters relating to the federal securities laws.

                                  DISTRIBUTION

Conseco Equity Sales, Inc., an affiliate of the Company, acts as the distributor. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                              FINANCIAL STATEMENTS


The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                                                                       [LOGO](R)
                                                                      CONSECO(R)
                                                                    STEP UP.(SM)


CONSECO VARIABLE INSURANCE COMPANY





Annual Report
to Contract Owners

December 31, 2001





                                              Conseco Variable Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2001

==================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C                                                                                            PAGE
Statement of Assets and Liabilities as of December 31, 2001................................................................      2
Statement of Assets and Liabilities - Unit Progression for the Period Ended December 31, 2001..............................      6
Statements of Operations and Statements of Changes in Net Assets for the Period Ended December 31, 2001....................      8
Statements of Operations and Statements of Changes in Net Assets for the Period Ended December 31, 2000....................     18
Notes to Financial Statements..............................................................................................     26
Report of Independent Accountants..........................................................................................     28

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2001

==================================================================================================================================
                                                                                                SHARES       COST          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio .................................................................        82,085.0   $4,228,411    $3,018,265
     Leveraged AllCap Portfolio .......................................................       175,631.6    8,304,209     5,541,175
     MidCap Growth Portfolio...........................................................        46,940.0    1,033,683       829,430
     Small Capitalization Portfolio ...................................................        96,520.1    2,615,767     1,597,408
   Alliance Variable Products Series Fund, Inc.:
     Growth and Income Portfolio ......................................................           340.0        7,355         7,535
   American Century Variable Portfolios, Inc:
     Income and Growth Fund............................................................        35,776.6      263,673       231,116
     International Fund................................................................        32,761.8      226,098       215,900
     Value Fund........................................................................       136,661.9      936,431     1,016,764
   Berger Institutional Products Trust:
     Growth Fund.......................................................................        49,329.6      798,355       510,068
     International Fund................................................................         1,015.6       12,959         9,740
     Large Cap Growth Fund.............................................................        63,762.0    1,573,614     1,089,692
     New Generation Fund...............................................................        24,734.4      127,632        74,698
     Small Company Growth Fund ........................................................        51,297.4    1,132,761       729,961
   Conseco Series Trust:
     Balanced Portfolio ...............................................................     1,278,966.1   17,810,097    15,552,231
     Conseco 20 Focus Portfolio........................................................        14,980.2      115,924        68,609
     Equity Portfolio .................................................................     9,132,283.6  196,548,803   157,988,505
     Fixed Income Portfolio ...........................................................     1,258,218.5   12,426,206    12,431,199
     Government Securities Portfolio ..................................................        57,313.4      659,876       670,567
     High Yield Portfolio..............................................................         3,005.5       30,270        27,891
     Money Market Portfolio ...........................................................     5,617,427.9    5,617,428     5,617,426
   The Dreyfus Socially Responsible Growth Fund, Inc...................................       146,513.5    5,061,485     3,907,514
   Dreyfus Stock Index Fund ...........................................................       631,476.1   21,667,150    18,540,136
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ......................................................        14,799.7      324,731       309,167
     International Value Portfolio ....................................................         4,462.1       57,694        51,582
   Federated Insurance Series:
     High Income Bond Fund II .........................................................        76,415.7      679,945       589,929
     International Equity Fund II .....................................................        29,864.6      534,817       339,859
     Utility Fund II ..................................................................        42,486.5      535,144       440,585
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund................................................................         4,988.9       88,582        92,694
     Financial Services Fund...........................................................            42.6          516           529
     Health Sciences Fund..............................................................           273.9        4,947         4,984
     High Yield Fund...................................................................         9,715.7       99,571        74,228
   Janus Aspen Series:
     Aggressive Growth Portfolio ......................................................       335,301.4   16,925,926     7,369,925
     Growth Portfolio .................................................................       422,541.9   12,219,823     8,400,134
     Worldwide Growth Portfolio .......................................................       755,920.9   27,188,783    21,573,985
   Lazard Retirement Series, Inc:
     Equity Portfolio..................................................................         5,042.6       52,374        47,300
     Small Cap Portfolio...............................................................        11,993.0      151,707       156,868
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio.......................................................        16,761.1      383,404       387,348
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio...................................................         5,794.5       76,458        78,052
     Partners Portfolio................................................................        37,058.4      578,138       559,582
   Pioneer Variable Contracts Trust, Class II Shares:
     Equity Income Portfolio...........................................................        15,290.2      309,081       282,716
     Fund Portfolio....................................................................         4,081.2       82,378        77,748
   Rydex Variable Trust:
     Nova Fund.........................................................................         2,445.2       30,826        21,199
     OTC Fund .........................................................................        26,193.0      703,559       387,654
     U.S. Government Money Market Fund.................................................         2,317.1        2,317         2,317

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2001

==================================================================================================================================
                                                                                                SHARES        COST        VALUE
----------------------------------------------------------------------------------------------------------------------------------
   Investments in portfolio shares, at net asset value: (continued)
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio..........................................        13,878.7    $ 271,422  $    173,900
     Global Technology Portfolio.......................................................         4,027.3       82,247        52,073
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II............................................................        63,584.7    1,628,874     1,041,518
     Strong Opportunity Fund II, Inc...................................................        41,811.8      919,116       813,240
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................         2,656.4       25,922        25,023
     Worldwide Emerging Markets Fund...................................................        12,573.6      108,687       102,349
     Worldwide Hard Assets Fund .......................................................         9,936.2      102,259       106,218
     Worldwide Real Estate Fund .......................................................         3,936.5       40,658        42,790
----------------------------------------------------------------------------------------------------------------------------------
           Total investments in portfolio shares....................................................................   273,281,326
----------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES
   Amounts due from Conseco Variable Insurance Company..............................................................       133,595
----------------------------------------------------------------------------------------------------------------------------------
              Net assets............................................................................................  $273,147,731
----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2001

===================================================================================================================================
                                                                                              UNITS       UNIT VALUE       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio ................................................................     1,752,800.5   $  1.721968   $  3,018,265
     Leveraged AllCap Portfolio ......................................................     1,652,033.9      3.164643      5,228,097
     MidCap Growth Portfolio .........................................................       410,608.4      2.020002        829,430
     Small Capitalization Portfolio ..................................................     1,407,152.6      1.135206      1,597,408
   Alliance Variable Products Series Fund, Inc:
     Growth and Income Portfolio .....................................................         7,333.9      1.027373          7,535
   American Century Variable Portfolios, Inc:
     Income and Growth Fund ..........................................................       227,080.9      1.017772        231,116
     International Fund ..............................................................       178,675.8      1.208335        215,900
     Value Fund ......................................................................       621,519.2      1.635934      1,016,764
   Berger Institutional Products Trust:
     Growth Fund .....................................................................       484,251.8      1.053311        510,068
     International Fund ..............................................................         9,538.3      1.021144          9,740
     Large Cap Growth Fund ...........................................................       701,603.4      1.553145      1,089,692
     New Generation Fund .............................................................       251,546.9      0.296954         74,698
     Small Company Growth Fund .......................................................       456,105.6      1.600422        729,961
   Conseco Series Trust:
     Balanced Portfolio ..............................................................     5,429,730.6      2.822910     15,327,643
     Conseco 20 Focus Portfolio ......................................................       152,076.7      0.451150         68,609
     Equity Portfolio
       Qualified .....................................................................     4,643,061.2     32.776360    152,182,645
       Nonqualified ..................................................................       110,642.9     25.945275      2,870,660
     Fixed Income Portfolio
       Qualified .....................................................................     1,777,051.4      6.684918     11,879,443
       Nonqualified ..................................................................        66,983.5      6.423023        430,237
     Government Securities Portfolio .................................................       447,132.1      1.499706        670,567
     High Yield ......................................................................        26,639.2      1.047008         27,891
     Money Market Portfolio
       Qualified .....................................................................     1,737,504.0      3.170329      5,508,459
       Nonqualified ..................................................................        27,586.8      3.170327         87,459
   The Dreyfus Socially Responsible Growth Fund, Inc. ................................     1,925,971.9      2.000838      3,853,557
   Dreyfus Stock Index Fund ..........................................................     8,337,240.0      2.192968     18,283,298
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio .....................................................       317,572.7      0.973530        309,167
     International Value Portfolio ...................................................        52,695.0      0.978871         51,582
   Federated Insurance Series:
     High Income Bond Fund II ........................................................       454,854.4      1.270117        577,718
     International Equity Fund II ....................................................       232,182.2      1.463761        339,859
     Utility Fund II .................................................................       317,990.4      1.362774        433,349
   Invesco Variable Investment Funds, Inc:
     Equity Income Fund ..............................................................        84,424.5      1.097955         92,694
     Financial Services Fund .........................................................           544.1      0.971663            529
     Health Sciences Fund ............................................................         4,861.2      1.025347          4,984
     High Yield Fund .................................................................        97,818.2      0.758834         74,228
   Janus Aspen Series:
     Aggressive Growth Portfolio .....................................................     4,023,856.2      1.816155      7,307,947
     Growth Portfolio ................................................................     4,139,584.5      2.012630      8,331,452
     Worldwide Growth Portfolio ......................................................     8,496,430.6      2.498890     21,231,648
   Lazard Retirement Series, Inc:
     Equity Portfolio ................................................................        46,069.2      1.026710         47,300
     Small Cap Portfolio .............................................................       124,849.7      1.256452        156,868
   Lord Abbett Series Fund, Inc:
     Growth and Income Portfolio .....................................................       314,293.8      1.232439        387,348
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio .................................................        63,119.9      1.236566         78,052
     Partners Portfolio ..............................................................       427,900.4      1.307740        559,582
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio .........................................................       307,554.2      0.919238        282,716
     Fund Portfolio ..................................................................        88,332.2      0.880173         77,748
   Rydex Variable Trust:
     Nova Fund .......................................................................         1,846.3     11.482231         21,199
     OTC Fund ........................................................................        25,496.8     15.204094        387,654
     U.S. Government Money Market Fund ...............................................         2,301.6      1.006712          2,317

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2001

==================================================================================================================================

                                                                                               UNITS       UNIT VALUE      VALUE
----------------------------------------------------------------------------------------------------------------------------------
Contract owners' deferred annuity reserves: (continued)
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio..........................................       300,841.5    $0.578045     $ 173,900
     Global Technology Portfolio.......................................................       100,203.2     0.519677        52,073
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II............................................................       590,928.6     1.762510     1,041,518
   Strong Opportunity Fund II, Inc.....................................................       436,551.4     1.862874       813,240
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund ..............................................................        24,692.1     1.013421        25,023
     Worldwide Emerging Markets Fund ..................................................       175,217.1     0.584126       102,349
     Worldwide Hard Assets Fund........................................................       107,947.0     0.983981       106,218
     Worldwide Real Estate Fund .......................................................        42,170.0     1.014703        42,790
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves......................................  $268,862,194
==================================================================================================================================


                                                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' deferred annuity reserves (above).......................................  $268,862,194
   Contract owners' annuity payment reserves:
     Alger American:
       Leveraged AllCap Portfolio...................................................................................       315,636
     Conseco Series Trust:
       Balanced Portfolio...........................................................................................       221,232
       Equity Income Portfolio
         Qualified .................................................................................................     2,819,698
         Nonqualified ..............................................................................................        21,583
       Fixed Income Portfolio
         Qualified .................................................................................................       122,394
       Money Market Portfolio
         Qualified .................................................................................................        21,529
     The Dreyfus Socially Responsible Growth Fund, Inc..............................................................        53,167
     Dreyfus Stock Index Fund ......................................................................................       237,109
     Federated Insurance Series:
       High Income Bond Fund II.....................................................................................         8,668
       Utility Fund II..............................................................................................         7,308
     Janus Aspen Series:
       Aggressive Growth Portfolio .................................................................................        60,779
       Growth Portfolio ............................................................................................        68,079
       Worldwide Growth Portfolio ..................................................................................       328,355
----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves.......................................     4,285,537
----------------------------------------------------------------------------------------------------------------------------------
           Net assets...............................................................................................  $273,147,731
==================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT C

UNIT PROGRESSION

FOR THE PERIOD ENDED DECEMBER 31, 2001


===========================================================================================================================

                                                                                                                  ALLIANCE
                                                                                                                  VARIABLE
                                                                                                                  PRODUCTS
                                                              THE ALGER AMERICAN FUNDS                             SERIES
                                          -------------------------------------------------------------------   -----------

                                                             LEVERAGED           MIDCAP          SMALL           GROWTH AND
                                             GROWTH            ALLCAP            GROWTH      CAPITALIZATION      INCOME (B)
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period      1,625,582.8       1,598,001.6         303,861.3     1,518,472.3                --
Units purchased ....................        440,360.0         344,596.1         289,244.6       500,306.5           7,333.9
Units redeemed .....................       (313,142.3)       (290,563.8)       (182,497.5)     (611,626.2)               --
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period       1,752,800.5       1,652,033.9         410,608.4     1,407,152.6           7,333.9
===========================================================================================================================


                                                                             CONSECO SERIES TRUST PORTFOLIOS
                                                           ----------------------------------------------------------------

                                             BRINSON
                                             SERIES
                                              TRUST
                                              GROWTH                             CONSECO                           FIXED
                                          AND INCOME (B)     BALANCED           20 FOCUS        EQUITY            INCOME
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period         10,919.4       5,974,170.1         147,829.2     5,790,777.5       1,806,067.4
Units purchased ....................          1,842.0       1,404,979.1         136,929.4       303,379.6         486,218.1
Units redeemed .....................        (12,761.4)     (1,949,418.6)       (132,681.9)   (1,340,453.0)       (448,250.6)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period                --       5,429,730.6         152,076.7     4,753,704.1       1,844,034.9
===========================================================================================================================


                                                                                                    FIRST AMERICAN
                                                FEDERATED INSURANCE SERIES (CONTINUED)            INSURANCE PORTFOLIOS
                                          -----------------------------------------------      -------------------------

                                                           INTERNATIONAL
                                          INTERNATIONAL        SMALL                           LARGE CAP          MID CAP
                                            EQUITY II      COMPANY II (C)       UTILITY II     GROWTH (C)        GROWTH (C)
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period        227,718.7                 --        316,840.4              --                --
Units purchased ....................         84,415.6                 --        152,601.5              --                --
Units redeemed .....................        (79,952.1)                --       (151,451.5)             --                --
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period         232,182.2                 --        317,990.4              --                --
===========================================================================================================================

                                                                                                                    LORD
                                                JANUS ASPEN SERIES                   LAZARD RETIREMENT             ABBETT
                                              PORTFOLIOS (CONTINUED)                 SERIES PORTFOLIOS             SERIES
                                          ------------------------------        -------------------------           FUND
                                                             WORLDWIDE                                             GROWTH
                                            GROWTH             GROWTH             EQUITY        SMALL CAP        AND INCOME
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period      4,537,895.9       9,424,505.0          17,246.5        10,016.7          38,899.0
Units purchased ....................        942,447.6       1,517,723.5          28,961.6       134,327.4         364,743.0
Units redeemed .....................     (1,340,759.0)     (2,445,797.9)           (138.9)      (19,494.4)        (89,348.2)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period       4,139,584.5       8,496,430.6          46,069.2       124,849.7         314,293.8
===========================================================================================================================

                                                                                                 STRONG
                                           RYDEX                                                VARIABLE
                                       VARIABLE TRUST                                           INSURANCE
                                         (CONTINUED)              SELIGMAN PORTFOLIOS             FUNDS
                                       --------------       ------------------------------      ---------
                                                            COMMUNICATIONS                                         STRONG
                                       U.S. GOVERNMENT           AND              GLOBAL         MID CAP        OPPORTUNITY
                                       MONEY MARKET (C)      INFORMATION        TECHNOLOGY      GROWTH II         FUND II
---------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of period               --         240,260.3          68,036.9       491,584.1         186,616.0
Units purchased ....................          2,700.1         110,060.1          36,952.5       239,176.2         645,426.2
Units redeemed .....................           (398.5)        (49,478.9)         (4,786.2)     (139,831.7)       (395,490.8)
---------------------------------------------------------------------------------------------------------------------------
     Number of units, end of period           2,301.6         300,841.5         100,203.2       590,928.6         436,551.4
===========================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.

(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Product Series Growth and Income Fund, which is not open to new investors.

(c)  See Statements of Operations for period represented.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


                AMERICAN CENTURY
               VARIABLE PORTFOLIOS                                       BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------------      --------------------------------------------------------------------------------

                                                                                                                           SMALL
   INCOME AND                                                                         LARGE CAP           NEW             COMPANY
     GROWTH       INTERNATIONAL      VALUE           GROWTH        INTERNATIONAL     GROWTH (A)        GENERATION          GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
    285,708.5       149,695.8       300,916.7       466,809.7           7,737.9       548,888.4         96,214.0         442,433.2
     31,479.2       208,117.0       713,138.6        75,983.0           2,319.8       256,740.8        162,390.6         138,834.4
    (90,106.8)     (179,137.0)     (392,536.1)      (58,540.9)           (519.4)     (104,025.8)        (7,057.7)       (125,162.0)
-----------------------------------------------------------------------------------------------------------------------------------
    227,080.9       178,675.8       621,519.2       484,251.8           9,538.3       701,603.4        251,546.9         456,105.6
===================================================================================================================================

                                                                                                                         FEDERATED
                                                                                           DREYFUS VARIABLE              INSURANCE
  CONSECO SERIES TRUST PORTFOLIOS (CONTINUED)                                              INVESTMENT FUNDS               SERIES
----------------------------------------------                                      --------------------------------    -----------

                                                   DREYFUS
                                                   SOCIALLY           DREYFUS
    GOVERNMENT         HIGH          MONEY        RESPONSIBLE          STOCK         DISCIPLINED      INTERNATIONAL     HIGH INCOME
    SECURITIES         YIELD        MARKET          GROWTH             INDEX            STOCK             VALUE           BOND II
-----------------------------------------------------------------------------------------------------------------------------------
    414,137.2        11,801.3     2,302,771.1     1,946,032.8       8,840,617.5       331,573.3         34,328.3         410,606.6
    146,656.0        23,445.3     2,585,891.4       708,512.4       2,996,715.1       247,621.4         29,756.6         215,186.6
   (113,661.1)       (8,607.4)   (3,123,571.7)     (728,573.3)     (3,500,092.6)     (261,622.0)       (11,389.9)       (170,938.8)
-----------------------------------------------------------------------------------------------------------------------------------
    447,132.1        26,639.2     1,765,090.8     1,925,971.9       8,337,240.0       317,572.7         52,695.0         454,854.4
===================================================================================================================================

                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                          SERIES
                                       INVESCO VARIABLE INVESTMENT FUNDS                                                PORTFOLIOS
---------------------------------------------------------------------------------------------------------------------   ----------

                                                                        REAL
     EQUITY          FINANCIAL       HEALTH                            ESTATE                            TELE-          AGGRESSIVE
     INCOME         SERVICES (C)   SCIENCES (C)    HIGH YIELD      OPPORTUNITY (C)  TECHNOLOGY (C)  COMMUNICATIONS (C)    GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
     22,761.0              --              --        91,169.2                --              --               --       3,896,189.3
    101,293.0         1,200.6         4,978.3       123,157.3                --              --               --       1,449,969.6
    (39,629.5)         (656.5)         (117.1)     (116,508.3)               --              --               --      (1,322,302.7)
----------------------------------------------------------------------------------------------------------------------------------
     84,424.5           544.1         4,861.2        97,818.2                --              --               --       4,023,856.2
===================================================================================================================================


               NEUBERGER BERMAN                                    PIONEER VARIABLE
     ADVISERS MANAGEMENT TRUST PORTFOLIOS                           CONTRACT TRUST                        RYDEX VARIABLE TRUST
-----------------------------------------------    ---------------------------------------------      -----------------------------

     LIMITED           MIDCAP                        EQUITY
  MATURITY BOND      GROWTH (C)     PARTNERS        INCOME (C)         EUROPE (C)      FUND (C)          NOVA               OTC
-----------------------------------------------------------------------------------------------------------------------------------
    449,909.2              --       413,115.9              --                --              --            585.7          14,990.7
    136,500.1              --       152,079.6       308,758.5           7,692.2        88,332.2          1,260.6          11,977.9
   (523,289.4)             --      (137,295.1)       (1,204.3)         (7,692.2)             --               --          (1,471.8)
-----------------------------------------------------------------------------------------------------------------------------------
     63,119.9              --       427,900.4       307,554.2                --        88,332.2          1,846.3          25,496.8
===================================================================================================================================


            VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
----------------------------------------------------------------                  --------------

                    EMERGING          HARD             REAL                          COMBINED
       BOND          MARKETS         ASSETS           ESTATE                          TOTAL
----------------------------------------------------------------                  --------------
     51,707.7       179,332.8       199,902.1        18,411.5                      56,263,648.5
     56,076.6       150,567.1       140,595.6        55,184.2                      19,507,136.2
    (83,092.2)     (154,682.8)     (232,550.7)      (31,425.7)                    (21,525,784.2)
----------------------------------------------------------------                  --------------
     24,692.1       175,217.1       107,947.0        42,170.0                      54,245,000.5
================================================================                  ==============

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                   THE ALGER AMERICAN FUNDS                              SERIES
                                                  --------------------------------------------------------------     --------------

                                                                  LEVERAGED          MIDCAP           SMALL            GROWTH AND
                                                   GROWTH           ALLCAP           GROWTH      CAPITALIZATION      INCOME (A) (B)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital
    gains from investments
     in portfolio shares ...................    $     7,123      $        --      $    50,564      $       902         $     --
Expenses:
   Mortality and expense risk fees .........         30,708           55,557            7,150           17,354               13
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .......        (23,585)         (55,557)          43,414          (16,452)             (13)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .......       (221,567)        (213,661)        (166,462)        (844,625)              --
   Net realized long-term capital gain
    distributions from investments in
    portfolio shares .......................        386,255          199,070          249,111               --               --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments
       in portfolio shares .................        164,688          (14,591)          82,649         (844,625)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
       (depreciation) of investments in
       portfolio shares ....................       (574,985)      (1,028,628)        (183,836)         123,130              180
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .....................    $  (433,882)     $(1,098,776)     $   (57,773)     $  (737,947)        $    167
===================================================================================================================================
Total return (Note 6) ......................         (12.70)%         (16.77)%          (7.46)%         (30.22)%           2.27%
===================================================================================================================================
Investment income ratio (Note 6) ...........            .23%            0.00%            7.07%             .05%            0.00%
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2001

===================================================================================================================================
                                                                                                                        ALLIANCE
                                                                                                                        VARIABLE
                                                                                                                        PRODUCTS
                                                                   THE ALGER AMERICAN FUNDS                              SERIES
                                                ----------------------------------------------------------------     --------------

                                                                   LEVERAGED        MIDCAP             SMALL           GROWTH AND
                                                   GROWTH           ALLCAP          GROWTH        CAPITALIZATION     INCOME (A) (B)
-----------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ..........   $   (23,585)     $   (55,557)     $    43,414      $   (16,452)         $   (13)
   Net realized gain (loss) on investments
     in portfolio shares ....................       164,688          (14,591)          82,649         (844,625)              --
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .......................      (574,985)      (1,028,628)        (183,836)         123,130              180
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ......................      (433,882)      (1,098,776)         (57,773)        (737,947)             167
===================================================================================================================================
Changes from contract owners' transactions:
   Net contract purchase payments ...........       484,314          783,781          224,813          262,344               39
   Contract redemptions .....................      (272,370)        (538,856)         (53,380)        (230,919)              --
   Net transfers ............................        33,843          (57,515)          52,486         (166,342)           7,329
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
           from contract owners' transactions       245,787          187,410          223,919         (134,917)           7,368
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets       (188,095)        (911,366)         166,146         (872,864)           7,535
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............     3,206,360        6,455,099          663,284        2,470,272               --
-----------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ............   $ 3,018,265      $ 5,543,733      $   829,430      $ 1,597,408          $ 7,535
===================================================================================================================================

(a) For the period October 26, 2001 (commencement of operations) to December 31, 2001.
(b) The Brinson Series Trust Growth and Income Fund, formerly known as Mitchell Hutchins Series Trust Growth and Income Fund, was merged on October 26, 2001 into the Alliance Variable Products Series Growth and Income Fund, which is not open to new investors.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================


           AMERICAN CENTURY
          VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
---------------------------------------        ------------------------------------------------------------------

                                                                                                                     BRINSON SERIES
                                                                                                           SMALL         TRUST
INCOME AND                                                                 LARGE CAP         NEW         COMPANY        GROWTH
  GROWTH     INTERNATIONAL      VALUE          GROWTH      INTERNATIONAL     GROWTH       GENERATION      GROWTH      AND INCOME (B)
------------------------------------------------------------------------------------------------------------------------------------
$   2,409      $     156      $   5,693      $      --      $     102      $   5,492      $      --      $      --      $     608

    2,646          2,088          6,454          5,449             94         11,065            609          7,779             89
------------------------------------------------------------------------------------------------------------------------------------
     (237)        (1,932)          (761)        (5,449)             8         (5,573)          (609)        (7,779)           519
------------------------------------------------------------------------------------------------------------------------------------

  (11,791)      (103,466)        55,580          5,164           (152)        (7,715)       (17,809)       (85,675)        (3,120)

       --         17,249             --             --            669             --             --          7,496          2,270
------------------------------------------------------------------------------------------------------------------------------------
  (11,791)       (86,217)        55,580          5,164            517         (7,715)       (17,809)       (78,179)          (850)
===================================================================================================================================

  (19,368)        17,185         35,991       (239,244)        (2,749)      (324,381)       (24,697)      (250,378)           290
------------------------------------------------------------------------------------------------------------------------------------
$ (31,396)     $ (70,964)     $  90,810      $(239,529)     $  (2,224)     $(337,669)     $ (43,115)     $(336,336)     $     (41)
===================================================================================================================================
    (9.27)%       (29.88)%        11.69%        (33.18)%       (21.07)%       (26.01)%       (49.50)%       (34.14)%          N/A
===================================================================================================================================
      .91%           .07%           .88%          0.00%          1.09%           .50%          0.00%          0.00%          6.83%
===================================================================================================================================






===================================================================================================================================


            AMERICAN CENTURY
           VARIABLE PORTFOLIOS                                 BERGER INSTITUTIONAL PRODUCTS TRUST
----------------------------------------      ----------------------------------------------------------------------
                                                                                                                      BRINSON SERIES
                                                                                                            SMALL         TRUST
INCOME AND                                                                  LARGE CAP         NEW          COMPANY        GROWTH
  GROWTH      INTERNATIONAL       VALUE        GROWTH     INTERNATIONAL       GROWTH      GENERATION        GROWTH    AND INCOME (B)
------------------------------------------------------------------------------------------------------------------------------------
$    (237)     $  (1,932)     $      (761)   $   (5,449)    $       8      $    (5,573)   $     (609)    $    (7,779)  $       519
  (11,791)       (86,217)          55,580         5,164           517           (7,715)      (17,809)        (78,179)         (850)

  (19,368)        17,185           35,991      (239,244)       (2,749)        (324,381)      (24,697)       (250,378)          290
------------------------------------------------------------------------------------------------------------------------------------
  (31,396)       (70,964)          90,810      (239,529)       (2,224)        (337,669)      (43,115)       (336,336)          (41)
====================================================================================================================================

   20,058         94,426          185,224        62,060         2,538          264,703        57,378         107,526           439
  (43,759)       (68,300)        (175,928)      (49,332)         (280)        (104,877)         (244)       (163,101)       (4,258)
  (34,285)         2,763          475,915           976          (304)         115,370         4,103          46,777        (7,323)
------------------------------------------------------------------------------------------------------------------------------------
  (57,986)        28,889          485,211        13,704         1,954          275,196        61,237          (8,798)      (11,142)
------------------------------------------------------------------------------------------------------------------------------------
  (89,382)       (42,075)         576,021      (225,825)         (270)         (62,473)       18,122        (345,134)      (11,183)
------------------------------------------------------------------------------------------------------------------------------------
  320,498        257,975          440,743       735,893        10,010        1,152,165        56,576       1,075,095        11,183
------------------------------------------------------------------------------------------------------------------------------------
$ 231,116      $ 215,900      $ 1,016,764    $  510,068     $   9,740      $ 1,089,692    $   74,698     $   729,961    $       --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================


                                                                            CONSECO SERIES TRUST PORTFOLIOS
                                                        --------------------------------------------------------------------------

                                                                          CONSECO                         FIXED         GOVERNMENT
                                                         BALANCED         20 FOCUS        EQUITY          INCOME        SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital
    gains from investments in portfolio shares .....   $    523,670      $      --     $  1,197,229     $  694,806      $  29,525
Expenses:
   Mortality and expense risk fees .................        168,285            821        1,122,351         88,022          6,500
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ...............        355,385           (821)          74,878        606,784         23,025
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
   Net realized gains (losses) on sales
    of investments in portfolio shares .............       (323,271)       (47,871)      (7,813,308)       (20,690)        (4,322)
   Net realized long-term capital gain
    distributions from investments in
    portfolio shares ...............................             --             --               --             --             --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
    in portfolio shares ............................       (323,271)       (47,871)      (7,813,308)       (20,690)        (4,322)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..............     (1,399,590)        (7,449)     (16,040,199)       298,506         12,795
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ...........................   $ (1,367,476)     $ (56,141)    $(23,778,629)    $  884,600      $  31,498
==================================================================================================================================
Total return (Note 6) ..............................          (7.54)%       (46.54)%         (10.88)%         8.03%          5.07%
==================================================================================================================================
Investment income ratio (Note 6) ...................           3.11%          0.00%             .68%          5.84%          4.54%
==================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


FOR THE PERIOD ENDED DECEMBER 31, 2001

==================================================================================================================================


                                                                            CONSECO SERIES TRUST PORTFOLIOS
                                                       ---------------------------------------------------------------------------


                                                                           CONSECO                        FIXED         GOVERNMENT
                                                         BALANCED         20 FOCUS        EQUITY          INCOME        SECURITIES
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $    355,385      $    (821)    $     74,878     $   606,784     $  23,025
   Net realized gain (loss) on investments in
     portfolio shares ..............................       (323,271)       (47,871)      (7,813,308)        (20,690)       (4,322)
   Net change in unrealized appreciation
    (depreciation) of investments in
     portfolio shares ..............................     (1,399,590)        (7,449)     (16,040,199)        298,506        12,795
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations ..............................     (1,367,476)       (56,141)     (23,778,629)        884,600        31,498
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..................      1,760,747         19,863        7,383,518         801,707        55,745
   Contract redemptions ............................     (2,862,259)        (7,317)     (35,495,011)     (2,047,152)      (99,537)
   Net transfers ...................................       (489,383)       (12,557)      (5,710,638)      1,511,943        91,760
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
         from contract owners' transactions ........     (1,590,895)           (11)     (33,822,131)        266,498        47,968
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .......     (2,958,371)       (56,152)     (57,600,760)      1,151,098        79,466
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................     18,507,246        124,761      215,495,346      11,280,976       591,101
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................   $ 15,548,875      $  68,609     $157,894,586     $12,432,074     $ 670,567
==================================================================================================================================

(a)  For the period May 1, 2001  (commencement  of  operations)  to December 31,
     2001.

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================

    CONSECO SERIES
    TRUST PORTFOLIOS                                        DREYFUS VARIABLE
      (CONTINUED)                                           INVESTMENT FUNDS                   FEDERATED INSURANCE SERIES
-----------------------                                ----------------------------    --------------------------------------------

                           DREYFUS
                           SOCIALLY        DREYFUS                                       HIGH                        INTERNATIONAL
  HIGH        MONEY       RESPONSIBLE       STOCK       DISCIPLINED    INTERNATIONAL    INCOME      INTERNATIONAL        SMALL
  YIELD       MARKET        GROWTH          INDEX          STOCK           VALUE        BOND II       EQUITY II      COMPANY II (A)
-----------------------------------------------------------------------------------------------------------------------------------
$   2,603   $ 237,840    $     2,794     $   213,890     $   1,327       $     683     $  61,740     $    23,248       $      --

      222      60,399         42,989         197,614         2,505             453         6,024           4,196              --
-----------------------------------------------------------------------------------------------------------------------------------
    2,381     177,441        (40,195)         16,276        (1,178)            230        55,716          19,052              --
-----------------------------------------------------------------------------------------------------------------------------------

      109          --       (110,889)        227,690       (56,023)         (2,874)      (58,659)       (102,153)             --

       --          --             --          97,347            --              --            --          29,963              --
-----------------------------------------------------------------------------------------------------------------------------------
      109          --       (110,889)        325,037       (56,023)         (2,874)      (58,659)        (72,190)             --
-----------------------------------------------------------------------------------------------------------------------------------

   (2,387)         --     (1,061,915)     (3,293,681)       20,311          (3,361)           (8)       (105,531)             --
-----------------------------------------------------------------------------------------------------------------------------------
$     103   $ 177,441    $(1,212,999)    $(2,952,368)    $ (36,890)      $  (6,005)    $  (2,951)    $  (158,669)      $      --
===================================================================================================================================
     2.14%       2.94%        (23.35)%        (13.06)%      (14.14)%        (14.09)%        0.37%         (30.13)%        (21.36)%
===================================================================================================================================
    11.73%       3.90%           .06%           1.08%          .53%           1.51%        10.25%           5.54%            N/A
===================================================================================================================================


====================================================================================================================================

    CONSECO SERIES
   TRUST PORTFOLIOS                                            DREYFUS VARIABLE
      (CONTINUED)                                              INVESTMENT FUNDS                  FEDERATED INSURANCE SERIES
----------------------                                     ---------------------------    ------------------------------------------

                             DREYFUS
                             SOCIALLY         DREYFUS                                      HIGH                       INTERNATIONAL
  HIGH         MONEY        RESPONSIBLE        STOCK       DISCIPLINED   INTERNATIONAL    INCOME      INTERNATIONAL       SMALL
  YIELD        MARKET         GROWTH           INDEX          STOCK          VALUE        BOND II       EQUITY II     COMPANY II (A)
------------------------------------------------------------------------------------------------------------------------------------
$   2,381   $   177,441    $    (40,195)   $     16,276    $   (1,178)   $      230    $     55,716    $     19,052     $     --
      109            --        (110,889)        325,037       (56,023)       (2,874)        (58,659)        (72,190)          --

   (2,387)           --      (1,061,915)     (3,293,681)       20,311        (3,361)             (8)       (105,531)          --
------------------------------------------------------------------------------------------------------------------------------------
      103       177,441      (1,212,999)     (2,952,368)      (36,890)       (6,005)         (2,951)       (158,669)          --
------------------------------------------------------------------------------------------------------------------------------------

    4,733       732,925         802,421       2,752,267        37,441         5,167          88,856          42,238           --
   (2,387)   (3,589,914)       (788,072)     (4,313,278)       (9,991)      (11,434)        (24,588)       (102,395)          --
   13,344     1,181,674         (48,448)        572,633       (57,335)       24,741          (7,993)         81,632           --
------------------------------------------------------------------------------------------------------------------------------------
   15,690    (1,675,315)        (34,099)       (988,378)      (29,885)       18,474          56,275          21,475           --
------------------------------------------------------------------------------------------------------------------------------------
   15,793    (1,497,874)     (1,247,098)     (3,940,746)      (66,775)       12,469          53,324        (137,194)          --
------------------------------------------------------------------------------------------------------------------------------------
   12,098     7,115,321       5,153,822      22,461,153       375,942        39,113         533,062         477,053           --
------------------------------------------------------------------------------------------------------------------------------------
$  27,891   $ 5,617,447    $  3,906,724    $ 18,520,407    $  309,167    $   51,582    $    586,386    $    339,859     $     --
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE PERIOD ENDED DECEMBER 31, 2001


====================================================================================================================================

                                                                    FEDERATED
                                                                    INSURANCE
                                                                      SERIES          FIRST AMERICAN           INVESCO VARIABLE
                                                                    (CONTINUED)    INSURANCE PORTFOLIOS        INVESTMENT FUNDS
                                                                    ----------   ----------------------     ---------------------

                                                                                 LARGE CAP     MID CAP      EQUITY      FINANCIAL
                                                                    UTILITY II   GROWTH (A)   GROWTH (A)    INCOME     SERVICES (A)
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains
     from investments in portfolio shares .......................    $ 15,326     $    --      $    --     $  1,232     $      2
Expenses:
   Mortality and expense risk fees ..............................       4,966          --           --          597            2
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ............................      10,360          --           --          635           --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares                                              (59,667)         --           --       (5,983)        (114)
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................          --          --           --           91           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio shares.     (59,667)         --           --       (5,892)        (114)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .........................     (32,958)         --           --        4,048           13
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ....    $(82,265)    $    --      $    --     $ (1,209)    $   (101)
====================================================================================================================================
Total return (Note 6) ...........................................      (14.58)%    (18.31)%     (15.96)%      (9.88)%      (3.59)%
====================================================================================================================================
Investment income ratio (Note 6) ................................        3.09%        N/A          N/A         2.06%        1.00%
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                    FEDERATED
                                                                    INSURANCE
                                                                      SERIES          FIRST AMERICAN           INVESCO VARIABLE
                                                                    (CONTINUED)    INSURANCE PORTFOLIOS        INVESTMENT FUNDS
                                                                    ----------    ----------------------    ----------------------

                                                                                   LARGE CAP    MID CAP      EQUITY      FINANCIAL
                                                                    UTILITY II     GROWTH (A)  GROWTH (A)    INCOME     SERVICES (A)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................     $  10,360      $    --     $   --      $     635    $     --
   Net realized gain (loss) on investments in portfolio
    shares .....................................................       (59,667)          --         --         (5,892)       (114)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ........................       (32,958)          --         --          4,048          13
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ..............................................       (82,265)          --         --         (1,209)       (101)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ..............................        95,245           --         --         56,300         511
   Contract redemptions ........................................       (66,988)          --         --        (41,401)         --
   Net transfers ...............................................       (19,957)          --         --         51,273         119
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
------------------------------------------------------------------------------------------------------------------------------------
       from contract owners' transactions ......................         8,300           --         --         66,172         630
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .....................       (73,965)          --         --         64,963         529
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................       514,622           --         --         27,731          --
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of period ...............................     $ 440,657      $    --     $   --      $  92,694    $    529
====================================================================================================================================

(a)  For the period May 1, 2001  (commencement  of  operations)  to December 31,
     2001.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                                                                           SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS          PORTFOLIOS
--------------------------------------------------------------------------   ----------------------------------------    ----------

  HEALTH                    REAL ESTATE                       TELECOM-       AGGRESSIVE                    WORLDWIDE
SCIENCES (A)  HIGH YIELD   OPPORTUNITY (A)  TECHNOLOGY (A)  MUNICATIONS (A)    GROWTH        GROWTH          GROWTH        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$     16      $   8,024        $  --         $    --          $    --       $        --    $     6,544     $   114,988    $    287

      12            897           --              --               --            84,704         99,181         244,296         365
------------------------------------------------------------------------------------------------------------------------------------
       4          7,127           --              --               --           (84,704)       (92,637)       (129,308)        (78)
------------------------------------------------------------------------------------------------------------------------------------

      (2)       (11,658)          --              --               --          (445,910)      (165,625)      1,370,810        (114)

      --             --           --              --               --                --         19,286              --          --
------------------------------------------------------------------------------------------------------------------------------------
      (2)       (11,658)          --              --               --          (445,910)      (146,339)      1,370,810        (114)
------------------------------------------------------------------------------------------------------------------------------------

      37        (14,277)          --              --               --        (4,283,439)    (2,861,821)     (8,210,746)     (2,532)
------------------------------------------------------------------------------------------------------------------------------------
$     39      $ (18,808)       $  --         $    --          $    --       $(4,814,053)   $(3,100,797)    $(6,969,244)   $ (2,724)
====================================================================================================================================
    2.02%        (15.78)%       1.06%         (29.22)%         (43.72)  %        (40.06)%       (25.49)%        (23.21)%     (8.39)%
====================================================================================================================================
    1.33%          8.95%         N/A             N/A              N/A              0.00%           .07%            .47%        .79%
====================================================================================================================================




                                                                                                                           LAZARD
                                                                                                                         RETIREMENT
                                                                                                                           SERIES
               INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                      JANUS ASPEN SERIES PORTFOLIOS          PORTFOLIOS
--------------------------------------------------------------------------   ----------------------------------------    ----------

   HEALTH                    REAL ESTATE                       TELECOM-      AGGRESSIVE                     WORLDWIDE
SCIENCES (A)  HIGH YIELD  OPPORTUNITY (A)  TECHNOLOGY (A)   MUNICATIONS (A)    GROWTH         GROWTH          GROWTH       EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$      4      $    7,127       $   --        $    --          $    --       $    (84,704)  $    (92,637)   $   (129,308)  $     (78)
      (2)        (11,658)          --             --               --           (445,910)      (146,339)      1,370,810        (114)

      37         (14,277)          --             --               --         (4,283,439)    (2,861,821)     (8,210,746)     (2,532)
-----------------------------------------------------------------------------------------------------------------------------------
      39         (18,808)          --             --               --         (4,814,053)    (3,100,797)     (6,969,244)     (2,724)
-----------------------------------------------------------------------------------------------------------------------------------

   3,449          10,564           --             --               --          1,754,504      1,591,780       3,226,342         805
    (117)           (236)          --             --               --         (1,207,679)    (2,218,541)     (5,029,135)         --
   1,613             562           --             --               --           (287,338)      (227,911)       (742,489)     29,889
-----------------------------------------------------------------------------------------------------------------------------------

   4,945          10,890           --             --               --            259,487       (854,672)     (2,545,282)     30,694
-----------------------------------------------------------------------------------------------------------------------------------
   4,984          (7,918)          --             --               --         (4,554,566)    (3,955,469)     (9,514,526)     27,970
-----------------------------------------------------------------------------------------------------------------------------------
      --          82,146           --             --               --         11,923,292     12,355,000      31,074,529      19,330
-----------------------------------------------------------------------------------------------------------------------------------
$  4,984      $   74,228       $   --        $    --          $    --       $  7,368,726   $  8,399,531    $ 21,560,003   $  47,300
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                  LAZARD
                                                                RETIREMENT
                                                                  SERIES                               NEUBERGER BERMAN
                                                                PORTFOLIOS                            ADVISERS MANAGEMENT
                                                                (CONTINUED)                            TRUST PORTFOLIOS
                                                                -----------                   ------------------------------------
                                                                                  LORD
                                                                                 ABBETT
                                                                                 SERIES
                                                                                  FUND         LIMITED
                                                                                 GROWTH        MATURITY      MIDCAP
                                                                  SMALL CAP    AND INCOME        BOND       GROWTH (A)   PARTNERS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares ........................     $  6,070      $  1,901       $ 32,536      $    --     $  1,913
Expenses:
   Mortality and expense risk fees ..........................          838         2,295          2,597           --        5,137
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ........................        5,232          (394)        29,939           --       (3,224)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares                                             1,929        (3,711)         5,695           --      (49,381)
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................        3,057         7,976             --           --       18,170
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
     portfolio shares .......................................        4,986         4,265          5,695           --      (31,211)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .....................        4,422        (3,827)       (10,571)          --       24,780
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
     from operations ........................................     $ 14,640      $     44       $ 25,063      $    --     $ (9,655)
====================================================================================================================================
Total return (Note 6) .......................................        17.44%        (7.65)%         7.69%      (14.32)%      (3.80)%
====================================================================================================================================
Investment income ratio (Note 6) ............................         7.24%          .83%         12.53%         N/A          .37%
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                    LAZARD
                                                                  RETIREMENT
                                                                    SERIES                              NEUBERGER BERMAN
                                                                  PORTFOLIOS                           ADVISERS MANAGEMENT
                                                                  (CONTINUED)                           TRUST PORTFOLIOS
                                                                  ----------                    ------------------------------------
                                                                                    LORD
                                                                                   ABBETT
                                                                                   SERIES
                                                                                    FUND         LIMITED
                                                                                   GROWTH        MATURITY     MIDCAP
                                                                   SMALL CAP     AND INCOME        BOND      GROWTH (A)  PARTNERS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................     $   5,232      $    (394)     $  29,939    $    --   $  (3,224)
   Net realized gain (loss) on investments in
     portfolio shares ........................................         4,986          4,265          5,695         --     (31,211)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................         4,422         (3,827)       (10,571)        --      24,780
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...        14,640             44         25,063         --      (9,655)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ............................        19,567        210,167          9,384         --      48,342
   Contract redemptions ......................................           (31)       (67,845)      (483,095)        --    (111,611)
   Net transfers .............................................       111,976        193,069         10,102         --      70,915
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....................       131,512        335,391       (463,609)        --       7,646
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...................       146,152        335,435       (438,546)        --      (2,009)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        10,716         51,913        516,598         --     561,591
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........................     $ 156,868      $ 387,348      $  78,052    $    --   $ 559,582
====================================================================================================================================

(a)  For the period May 1, 2001  (commencement  of  operations)  to December 31,
     2001.
(b) For the period January 2, 2001 (commencement of operations) to December 31, 2001.

   The accompanying notes are an integral part of these financial statements.


====================================================================================================================================

                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
    PIONEER VARIABLE CONTRACTS TRUST                  RYDEX VARIABLE TRUST                   SELIGMAN PORTFOLIOS           FUNDS
------------------------------------------    ---------------------------------------   ---------------------------      ---------

                                                                              U.S.
                                                                           GOVERNMENT   COMMUNICATIONS
  EQUITY                                                                      MONEY           AND           GLOBAL        MID CAP
INCOME (B)      EUROPE (B)       FUND (B)       NOVA           OTC          MARKET (A)    INFORMATION     TECHNOLOGY     GROWTH II
----------------------------------------------------------------------------------------------------------------------------------
$   2,841       $     100       $     296     $   3,271     $      --       $       7      $      --       $      95     $      --

    1,557              37             334           171         3,519               5          1,505             462        11,375
-----------------------------------------------------------------------------------------------------------------------------------
    1,284              63             (38)        3,100        (3,519)              2         (1,505)           (367)      (11,375)
-----------------------------------------------------------------------------------------------------------------------------------
      (85)           (995)            (29)          (92)      (44,777)             --        (18,120)         (2,013)     (260,421)

   11,530              --             116            --            --              --         32,786           8,842            --
-----------------------------------------------------------------------------------------------------------------------------------
   11,445            (995)             87           (92)      (44,777)             --         14,666           6,829      (260,421)
-----------------------------------------------------------------------------------------------------------------------------------

  (26,365)             --          (4,630)       (7,648)     (110,249)             --         (5,576)        (18,534)     (188,358)
-----------------------------------------------------------------------------------------------------------------------------------
$ (13,636)      $    (932)      $  (4,581)    $  (4,640)    $(158,545)      $       2      $   7,585       $ (12,072)    $(460,154)
===================================================================================================================================
    (6.85)%        (24.20)%        (10.51)%      (24.34)%      (35.82)%          0.66%          4.02%         (22.98)%      (31.46)%
====================================================================================================================================
     1.82%           2.70%            .89%        19.13%         0.00%           1.40%          0.00%            .21%         0.00%
====================================================================================================================================



====================================================================================================================================

                                                                                                                          STRONG
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
     PIONEER VARIABLE CONTRACTS TRUST                   RYDEX VARIABLE TRUST                SELIGMAN PORTFOLIOS            FUNDS
-----------------------------------------    ----------------------------------------   ---------------------------     -----------


                                                                              U.S.
                                                                           GOVERNMENT   COMMUNICATIONS
  EQUITY                                                                      MONEY          AND           GLOBAL         MID CAP
INCOME (B)      EUROPE (B)      FUND (B)         NOVA           OTC         MARKET (A)   INFORMATION     TECHNOLOGY      GROWTH II
------------------------------------------------------------------------------------------------------------------------------------
$     1,284      $     63      $     (38)     $   3,100     $   (3,519)     $      2      $  (1,505)     $    (367)     $   (11,375)
     11,445          (995)            87            (92)       (44,777)           --         14,666          6,829         (260,421)

    (26,365)           --         (4,630)        (7,648)      (110,249)           --         (5,576)       (18,534)        (188,358)
------------------------------------------------------------------------------------------------------------------------------------
    (13,636)         (932)        (4,581)        (4,640)      (158,545)            2          7,585        (12,072)        (460,154)
------------------------------------------------------------------------------------------------------------------------------------
      4,574            --         55,828         16,170        137,176         2,336         24,165         16,200          274,306
        (41)           --             --             --         (9,633)           --        (25,896)            (8)        (175,844)
    291,819           932         26,501            780         63,520           (21)        34,533          2,045          139,008
------------------------------------------------------------------------------------------------------------------------------------
    296,352           932         82,329         16,950        191,063         2,315         32,802         18,237          237,470
------------------------------------------------------------------------------------------------------------------------------------
    282,716            --         77,748         12,310         32,518         2,317         40,387          6,165         (222,684)
------------------------------------------------------------------------------------------------------------------------------------
         --            --             --          8,889        355,136            --        133,513         45,908        1,264,202
------------------------------------------------------------------------------------------------------------------------------------
$   282,716      $     --      $  77,748      $  21,199     $  387,654      $  2,317      $ 173,900      $  52,073      $ 1,041,518
====================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                      VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                               -----------------------------------------------------

                                                                 STRONG
                                                               OPPORTUNITY                     EMERGING         HARD        REAL
                                                                 FUND II          BOND          MARKETS        ASSETS      ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends and short-term capital gains from
     investments in portfolio shares .......................     $ 18,411       $  1,432       $     --       $  2,336    $    809
Expenses:
   Mortality and expense risk fees .........................        6,117            376          1,171          1,746         402
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .......................       12,294          1,056         (1,171)           590         407
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
     portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................      (67,026)        (4,815)       (62,516)        (6,789)        852
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................       97,110             --             --             --          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in
     portfolio shares ......................................       30,084         (4,815)       (62,516)        (6,789)        852
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ......................      (62,832)         2,173         58,424        (21,635)      1,428
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................     $(20,454)      $ (1,586)      $ (5,263)      $(27,834)   $  2,687
===================================================================================================================================
Total return (Note 6) ......................................        (4.67)%        (6.06)%        (2.79)%       (11.35)%      4.28%
===================================================================================================================================
Investment income ratio (Note 6) ...........................         3.01%          3.81%          0.00%          1.34%       2.01%
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD ENDED DECEMBER 31, 2001

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                              ------------------------------------------------------

                                                                STRONG
                                                              OPPORTUNITY                    EMERGING         HARD          REAL
                                                                FUND II         BOND          MARKETS        ASSETS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................     $  12,294      $   1,056     $  (1,171)     $     590      $     407
   Net realized gain (loss) on investments in
    portfolio shares .....................................        30,084         (4,815)      (62,516)        (6,789)           852
   Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...................       (62,832)         2,173        58,424        (21,635)         1,428
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
      operations .........................................       (20,454)        (1,586)       (5,263)       (27,834)         2,687
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ........................       263,962          4,693        16,464         12,629          4,395
   Contract redemptions ..................................       (90,894)       (22,364)      (14,860)       (47,576)       (11,887)
   Net transfers .........................................       295,964        (11,502)       (1,757)       (52,884)        29,680
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
         from contract owners' transactions ..............       469,032        (29,173)         (153)       (87,831)        22,188
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ...............       448,578        (30,759)       (5,416)      (115,665)        24,875
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       364,662         55,782       107,765        221,883         17,915
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................     $ 813,240      $  25,023     $ 102,349      $ 106,218      $  42,790
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================



    COMBINED
      TOTAL
  ------------


   $ 3,280,841

     2,322,100
  ------------
       958,741
  ------------

    (9,758,117)

     1,188,394
  ------------
    (8,569,723)
  ------------

   (39,824,672)
  ------------
  $(47,435,654)
  ============

  ============










================================================================================


     COMBINED
      TOTAL
   -----------


  $    958,741
    (8,569,723)

   (39,824,672)
  ------------
   (47,435,654)

    24,897,129
   (60,684,621)
    (2,364,393)
  ------------
   (38,151,885)
  ------------
   (85,587,539)
  ------------
   358,735,270
  ------------
  $273,147,731
  ============

CONSECO VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                                THE ALGER AMERICAN FUNDS                 PORTFOLIOS
                                                                 ------------------------------------------------------  ----------
                                                                                 LEVERAGED     MIDCAP         SMALL      INCOME AND
                                                                    GROWTH         ALLCAP      GROWTH    CAPITALIZATION    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ..........     $   438,203    $   686,477   $  35,070    $ 1,190,173    $   3,855
Expenses:
   Mortality and expense risk fees .........................          33,123         70,617       3,832         31,506        3,106
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................         405,080        615,860      31,238      1,158,667          749
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
   appreciation (depreciation) of investments in
     portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .................................           6,582        571,825      13,967       (212,022)      21,596
     Net change in unrealized appreciation
       (depreciation) of investments in portfolio
       shares ..............................................      (1,015,707)    (3,472,225)    (54,317)    (1,925,921)     (36,021)
------------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio
       shares ..............................................      (1,009,125)    (2,900,400)    (40,350)    (2,137,943)     (14,425)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations .........................................     $  (604,045)  $ (2,284,540)  $  (9,112)   $  (979,276)   $ (13,676)
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2000

====================================================================================================================================

                                                                                                                          AMERICAN
                                                                                                                          CENTURY
                                                                                                                          VARIABLE
                                                                         THE ALGER AMERICAN FUNDS                        PORTFOLIOS
                                                       --------------------------------------------------------------   ------------

                                                                         LEVERAGED        MIDCAP           SMALL         INCOME AND
                                                          GROWTH           ALLCAP         GROWTH       CAPITALIZATION      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............     $   405,080      $   615,860    $    31,238      $ 1,158,667      $      749
   Net realized gains (losses) on sales of
     investments in portfolio shares .............           6,582          571,825         13,967         (212,022)         21,596
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ............................      (1,015,707)      (3,472,225)       (54,317)      (1,925,921)        (36,021)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations ...............................        (604,045)      (2,284,540)        (9,112)        (979,276)        (13,676)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ................         869,868        1,123,565         88,536          422,938          25,217
   Contract redemptions ..........................        (242,245)        (463,282)       (15,893)        (259,399)       (217,428)
   Net transfers .................................         414,927        2,426,709        382,190          (49,337)        298,132
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ........       1,042,550        3,086,992        454,833          114,202         105,921
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...         438,505          802,452        445,721         (865,074)         92,245
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................       2,767,855        5,652,647        217,563        3,335,346         228,253
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year .................     $ 3,206,360      $ 6,455,099    $   663,284      $ 2,470,272      $  320,498
====================================================================================================================================

(a) Berger Growth and Income was renamed Berger Large Cap Growth effective May 1, 2001.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

      AMERICAN CENTURY
     VARIABLE PORTFOLIOS                                                                                       CONSECO SERIES
         (CONTINUED)                             BERGER INSTITUTIONAL PRODUCTS TRUST                          TRUST PORTFOLIOS
---------------------------   --------------------------------------------------------------------------  -------------------------

                                                                                              SMALL
                                             GROWTH AND                        NEW           COMPANY                      CONSECO
INTERNATIONAL      VALUE        GROWTH       INCOME (A)     INTERNATIONAL   GENERATION        GROWTH        BALANCED      20 FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
$     6,036     $    10,867   $    24,572   $    29,019      $      29      $        --     $    16,828   $ 2,755,224   $      221

      3,037           2,852         7,751         9,454            242              458           7,906       196,653          386
-----------------------------------------------------------------------------------------------------------------------------------
      2,999           8,015        16,821        19,565           (213)            (458)          8,922     2,558,571         (165)
-----------------------------------------------------------------------------------------------------------------------------------


     65,998         (42,553)        7,186       142,343         12,416          (17,314)        144,858       490,251       (1,572)

   (132,688)         82,758      (203,574)     (351,225)          (841)         (28,237)       (316,818)   (1,890,548)     (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
    (66,690)         40,205      (196,388)     (208,882)        11,575          (45,551)       (171,960)   (1,400,297)     (41,437)
-----------------------------------------------------------------------------------------------------------------------------------
$   (63,691)    $    48,220   $  (179,567)  $  (189,317)     $  11,362      $   (46,009)    $  (163,038)  $ 1,158,274   $  (41,602)
===================================================================================================================================




===================================================================================================================================

       AMERICAN CENTURY
      VARIABLE PORTFOLIOS                                                                                      CONSECO SERIES
          (CONTINUED)                          BERGER INSTITUTIONAL PRODUCTS TRUST                            TRUST PORTFOLIOS
----------------------------  -------------------------------------------------------------------------  --------------------------

                                                                                             SMALL
                                             GROWTH AND                        NEW           COMPANY                      CONSECO
INTERNATIONAL       VALUE        GROWTH      INCOME (A)   INTERNATIONAL     GENERATION       GROWTH        BALANCED      20 FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
$      2,999    $     8,015   $    16,821   $     19,565    $    (213)     $      (458)   $      8,922   $  2,558,571  $      (165)

      65,998        (42,553)        7,186        142,343       12,416          (17,314)        144,858        490,251       (1,572)

    (132,688)        82,758      (203,574)      (351,225)        (841)         (28,237)       (316,818)    (1,890,548)     (39,865)
-----------------------------------------------------------------------------------------------------------------------------------
     (63,691)        48,220      (179,567)      (189,317)      11,362          (46,009)       (163,038)     1,158,274      (41,602)
-----------------------------------------------------------------------------------------------------------------------------------
      86,281         53,265        73,036        389,160        9,506           48,596         350,749      1,716,161        4,798
     (25,114)        (6,875)      (12,200)      (152,488)        (220)              --         (57,931)    (1,955,789)          --
     (49,810)       (29,603)      419,212        539,837      (13,413)          53,989         530,008       (582,908)     161,565
-----------------------------------------------------------------------------------------------------------------------------------

      11,357         16,787       480,048        776,509       (4,127)         102,585         822,826       (822,536)     166,363
-----------------------------------------------------------------------------------------------------------------------------------
     (52,334)        65,007       300,481        587,192        7,235           56,576         659,788        335,738      124,761
-----------------------------------------------------------------------------------------------------------------------------------
     310,309        375,736       435,412        564,973        2,775               --         415,307     18,171,508           --
-----------------------------------------------------------------------------------------------------------------------------------
$    257,975    $   440,743   $   735,893   $  1,152,165    $  10,010      $    56,576    $  1,075,095   $ 18,507,246  $   124,761
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                             CONSECO SERIES
                                                                                            TRUST PORTFOLIOS
                                                                                               (CONTINUED)
                                                                 ------------------------------------------------------------------

                                                                                    FIXED       GOVERNMENT     HIGH        MONEY
                                                                   EQUITY          INCOME       SECURITIES     YIELD      MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ..........    $ 39,720,788     $  774,581     $  36,789     $  240    $  480,950
Expenses:
   Mortality and expense risk fees .........................       1,606,529         84,217         6,471         41        80,679
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................      38,114,259        690,364        30,318        199       400,271
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
   (depreciation) of investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .................................       7,819,807       (119,137)      (80,566)        --            --
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares .....................     (39,324,269)       402,713       109,379          8            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ....     (31,504,462)       283,576        28,813          8            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .    $  6,609,797     $  973,940     $  59,131     $  207    $  400,271
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                         CONSECO SERIES
                                                                                        TRUST PORTFOLIOS
                                                                                           (CONTINUED)
                                                       ----------------------------------------------------------------------------

                                                                            FIXED          GOVERNMENT       HIGH          MONEY
                                                          EQUITY           INCOME          SECURITIES       YIELD        MARKET
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............    $  38,114,259     $     690,364     $      30,318   $      199  $    400,271
   Net realized gains (losses) on sales of
     investments in portfolio shares .............        7,819,807          (119,137)          (80,566)          --            --
   Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................      (39,324,269)          402,713           109,379            8            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
        from operations ..........................        6,609,797           973,940            59,131          207       400,271
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments ................        9,611,948           594,418            50,760        4,891     1,207,851
   Contract redemptions ..........................      (25,980,399)       (1,376,829)         (251,523)          --    (1,925,747)
   Net transfers .................................       (5,095,784)       (1,532,867)         (544,567)       7,000    (2,443,581)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ........      (21,464,235)       (2,315,278)         (745,330)      11,891    (3,161,477)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets....      (14,854,438)       (1,341,338)         (686,199)      12,098    (2,761,206)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................      230,349,784        12,622,314         1,277,300           --     9,876,527
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year .................    $ 215,495,346     $  11,280,976     $     591,101   $   12,098  $  7,115,321
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                    DREYFUS VARIABLE                                                          INVESCO VARIABLE
                                    INVESTMENT FUNDS                 FEDERATED INSURANCE FUNDS                INVESTMENT FUNDS
                               ---------------------------  ----------------------------------------      -------------------------

   DREYFUS
   SOCIALLY       DREYFUS
  RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
    GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------------
 $     42,781   $   605,293    $     3,810    $     3,277   $    68,309    $    57,775    $   35,551    $    1,817    $       769

       52,655       252,798          1,741            252         6,251          3,926         6,201           281          1,284
-----------------------------------------------------------------------------------------------------------------------------------
       (9,874)      352,495          2,069          3,025        62,058         53,849        29,350         1,536           (515)
-----------------------------------------------------------------------------------------------------------------------------------


      269,288     1,421,525          1,124             (9)      (61,009)        65,113       (13,852)          291         (8,888)

     (958,200)   (4,461,829)       (43,132)        (2,748)      (65,934)      (225,389)      (74,534)         (511)        (9,069)
-----------------------------------------------------------------------------------------------------------------------------------
     (688,912)   (3,040,304)       (42,008)        (2,757)     (126,943)      (160,276)      (88,386)         (220)       (17,957)
-----------------------------------------------------------------------------------------------------------------------------------
  $  (698,786)  $(2,687,809)   $   (39,939)   $       268   $   (64,885)   $  (106,427)   $  (59,036)   $    1,316    $   (18,472)
===================================================================================================================================



===================================================================================================================================

                                    DREYFUS VARIABLE                                                          INVESCO VARIABLE
                                    INVESTMENT FUNDS                 FEDERATED INSURANCE FUNDS                INVESTMENT FUNDS
                                ---------------------------  ----------------------------------------      -----------------------

    DREYFUS
    SOCIALLY       DREYFUS
   RESPONSIBLE      STOCK       DISCIPLINED   INTERNATIONAL  HIGH INCOME   INTERNATIONAL                   EQUITY
     GROWTH         INDEX          STOCK          VALUE        BOND II       EQUITY II     UTILITY II      INCOME       HIGH YIELD
------------------------------------------------------------------------------------------------------------------------------------
   $    (9,874)   $  352,495    $   2,069       $   3,025    $   62,058     $    53,849    $   29,350     $    1,536    $      (515)

       269,288     1,421,525        1,124              (9)      (61,009)         65,113       (13,852)           291         (8,888)

      (958,200)   (4,461,829)     (43,132)         (2,748)      (65,934)       (225,389)      (74,534)          (511)        (9,069)
------------------------------------------------------------------------------------------------------------------------------------
      (698,786)   (2,687,809)     (39,939)            268       (64,885)       (106,427)      (59,036)         1,316        (18,472)
------------------------------------------------------------------------------------------------------------------------------------

     1,114,547     3,843,351       57,285          15,838       118,274          43,836        67,436          6,451         15,114
      (415,132)   (3,937,394)      (2,917)            (72)      (85,796)         (6,316)     (102,909)        (5,264)       (16,062)
       297,832       595,110      289,171          16,038      (184,693)        113,753      (130,548)        10,936        (21,161)
------------------------------------------------------------------------------------------------------------------------------------

       997,247       501,067      343,539          31,804      (152,215)        151,273      (166,021)        12,123        (22,109)
------------------------------------------------------------------------------------------------------------------------------------
       298,461    (2,186,742)     303,600          32,072      (217,100)         44,846      (225,057)        13,439        (40,581)
------------------------------------------------------------------------------------------------------------------------------------
     4,855,361    24,647,895       72,342           7,041       750,162         432,207       739,679         14,292        122,727
------------------------------------------------------------------------------------------------------------------------------------
   $ 5,153,822   $22,461,153    $ 375,942       $  39,113    $  533,062     $   477,053    $  514,622     $   27,731    $    82,146
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                                                LAZARD RETIREMENT
                                                                  JANUS ASPEN SERIES PORTFOLIOS                 SERIES PORTFOLIOS
                                                           -------------------------------------------        ---------------------

                                                           AGGRESSIVE                        WORLDWIDE
                                                             GROWTH           GROWTH           GROWTH         EQUITY      SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ....    $  1,733,432     $  1,111,534     $  3,006,605     $   2,181     $   114
Expenses:
   Mortality and expense risk fees ...................         148,000          135,134          357,778           111          30
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............       1,585,432          976,400        2,648,827         2,070          84
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized
   appreciation (depreciation) of investments
   in portfolio shares:
     Net realized gains (losses) on sales of
       investments in portfolio shares ...............       1,748,535          456,459        2,139,323             4           4
     Net change in unrealized appreciation
       (depreciation) of investments in
       portfolio shares ..............................      (9,813,996)      (3,792,098)     (11,385,697)       (2,521)        737
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in
       portfolio shares ..............................      (8,065,461)      (3,335,639)      (9,246,374)       (2,517)        741
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...............................    $ (6,480,029)    $ (2,359,239)    $ (6,597,547)    $    (447)    $   825
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                                                LAZARD RETIREMENT
                                                                    JANUS ASPEN SERIES PORTFOLIOS               SERIES PORTFOLIOS
                                                           ---------------------------------------------        -----------------

                                                             AGGRESSIVE                      WORLDWIDE
                                                               GROWTH         GROWTH           GROWTH         EQUITY      SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................    $  1,585,432     $    976,400    $  2,648,827     $   2,070     $     84
   Net realized gains (losses) on sales of
     investments in portfolio shares ..................       1,748,535          456,459       2,139,323             4            4
   Net change in unrealized appreciation
     (depreciation) of investment in portfolio share...      (9,813,996)      (3,792,098)    (11,385,697)       (2,521)         737
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
     operations .......................................      (6,480,029)      (2,359,239)     (6,597,547)         (447)         825
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .....................       2,807,596        2,503,014       5,210,969           394        2,071
   Contract redemptions ...............................      (1,703,039)      (1,278,386)     (3,857,000)           --           --
   Net transfers ......................................       6,688,941        1,912,353       4,151,256        18,225        7,781
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .............       7,793,498        3,136,981       5,505,225        18,619        9,852
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........       1,313,469          777,742      (1,092,322)       18,172       10,677
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .........................      10,609,823       11,577,258      32,166,851         1,158           39
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ......................    $ 11,923,292     $ 12,355,000    $ 31,074,529     $  19,330     $ 10,716
===================================================================================================================================

(a) Mitchell Hutchins Series Trust was renamed Brinson Series Trust effective May 16th, 2001.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                                                      STRONG
                                    NEUBERGER BERMAN                                                                 VARIABLE
                                   ADVISERS MANAGEMENT                                                               INSURANCE
                                    TRUST PORTFOLIOS            RYDEX VARIABLE TRUST       SELIGMAN PORTFOLIOS         FUNDS
                                -------------------------      ----------------------  --------------------------   -----------

   LORD          MITCHELL
  ABBETT         HUTCHINS
  SERIES          SERIES
   FUND            TRUST                                                               COMMUNICATIONS
  GROWTH          GROWTH           LIMITED                                                   AND         GLOBAL       MID CAP
AND INCOME    AND INCOME (A)    MATURITY BOND    PARTNERS        NOVA         OTC        INFORMATION   TECHNOLOGY    GROWTH II
----------    ----------------------------------------------------------------------------------------------------------------
$     398       $     733         $   2,094     $ 114,204     $    663     $  15,818     $  18,074     $   1,301     $  93,955

      377             132             1,525         6,517           66         1,706           630           130         9,189
------------------------------------------------------------------------------------------------------------------------------
       21             601               569       107,687          597        14,112        17,444         1,171        84,766
------------------------------------------------------------------------------------------------------------------------------


     (846)              5              (404)      (36,437)          (1)      (17,956)       (2,807)          (34)      105,071

    7,710          (1,133)           11,567       (71,821)      (1,978)     (205,654)      (91,946)      (11,640)     (508,265)
------------------------------------------------------------------------------------------------------------------------------
    6,864          (1,128)           11,163      (108,258)      (1,979)     (223,610)      (94,753)      (11,674)     (403,194)
------------------------------------------------------------------------------------------------------------------------------
$   6,885       $    (527)        $  11,732     $    (571)    $ (1,382)    $(209,498)    $ (77,309)    $ (10,503)    $(318,428)
==============================================================================================================================




===================================================================================================================================

                                                                                                                          STRONG
                                    NEUBERGER BERMAN                                                                      VARIABLE
                                   ADVISERS MANAGEMENT                                                                   INSURANCE
                                    TRUST PORTFOLIOS           RYDEX VARIABLE TRUST         SELIGMAN PORTFOLIOS            FUNDS
                                -------------------------     -----------------------    --------------------------      ---------
   LORD          MITCHELL
  ABBETT         HUTCHINS
  SERIES          SERIES
   FUND            TRUST                                                                 COMMUNICATIONS
  GROWTH          GROWTH           LIMITED                                                    AND          GLOBAL         MID CAP
AND INCOME    AND INCOME (A)    MATURITY BOND    PARTNERS       NOVA          OTC         INFORMATION    TECHNOLOGY      GROWTH II
----------    ---------------------------------------------------------------------------------------------------------------------
$      21       $     601       $      569     $  107,687    $     597     $   14,112     $   17,444     $    1,171     $    84,766

     (846)              5             (404)       (36,437)          (1)       (17,956)        (2,807)           (34)        105,071

    7,710          (1,133)          11,567        (71,821)      (1,978)      (205,654)       (91,946)       (11,640)       (508,265)
------------------------------------------------------------------------------------------------------------------------------------
    6,885            (527)          11,732           (571)      (1,382)      (209,498)       (77,309)       (10,503)       (318,428)
------------------------------------------------------------------------------------------------------------------------------------
   25,239           1,893           16,766         97,722           50        306,549        134,069         13,272         619,799
     (133)             --           (2,935)       (19,707)          --        (46,176)       (17,223)            --         (53,191)
    4,651           2,418          405,157        (91,846)      10,221        304,261         93,976         43,139         679,208
------------------------------------------------------------------------------------------------------------------------------------

   29,757           4,311          418,988        (13,831)      10,271        564,634        210,822         56,411       1,245,816
------------------------------------------------------------------------------------------------------------------------------------
   36,642           3,784          430,720        (14,402)       8,889        355,136        133,513         45,908         927,388
------------------------------------------------------------------------------------------------------------------------------------
   15,271           7,399           85,878        575,993           --             --             --             --         336,814
------------------------------------------------------------------------------------------------------------------------------------
$  51,913       $  11,183       $  516,598     $  561,591    $   8,889     $  355,136     $  133,513     $   45,908     $ 1,264,202
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT C

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                  VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                             ----------------------------------------------


                                                                 STRONG
                                                               OPPORTUNITY                  EMERGING        HARD          REAL
                                                                 FUND II        BOND         MARKETS       ASSETS        ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends from investments in portfolio shares ..........    $  45,902     $   1,935     $      --     $   2,956     $     270
Expenses:
   Mortality and expense risk fees .........................        3,117           463         1,896         2,419           188
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................       42,785         1,472        (1,896)          537            82
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
   (depreciation) of investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares .................................       58,978           (36)       79,956        19,915         3,302
     Net change in unrealized appreciation (depreciation) of
       investments in portfolio shares .....................      (81,582)         (671)     (168,234)       (7,221)          773
-----------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares ....      (22,604)         (707)      (88,278)       12,694         4,075
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .    $  20,181     $     765     $ (90,174)    $  13,231     $   4,157
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2000

===================================================================================================================================

                                                                                    VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
                                                                                 --------------------------------------------

                                                                    STRONG
                                                                  OPPORTUNITY                   EMERGING        HARD        REAL
                                                                    FUND II         BOND        MARKETS        ASSETS      ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................    $  42,785     $   1,472     $  (1,896)    $     537   $      82
   Net realized gains (losses) on sales of investments
     in portfolio shares ......................................       58,978           (36)       79,956        19,915       3,302
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................      (81,582)         (671)     (168,234)       (7,221)        773
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
        operations ............................................       20,181           765       (90,174)       13,231       4,157
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments .............................       21,603        12,040        28,324        17,172         767
   Contract redemptions .......................................      (73,267)         (534)      (16,953)      (38,734)         --
   Net transfers ..............................................       99,198         3,190       (78,517)     (329,326)        689
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....................       47,534        14,696       (67,146)     (350,888)      1,456
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       67,715        15,461      (157,320)     (337,657)      5,613
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year .................................      296,947        40,321       265,085       559,540      12,302
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of year ..............................    $ 364,662     $  55,782     $ 107,765     $ 221,883   $  17,915
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================

   COMBINED
     TOTAL
--------------

$   53,181,473

     3,143,657
--------------
    50,037,816



    15,050,279

   (80,162,414)
---------------
   (65,112,135)
---------------
$  (15,074,319)
===============


===============================================================================


   COMBINED
     TOTAL
--------------

$   50,037,816

    15,050,279

   (80,162,414)
--------------
   (15,074,319)
--------------

    33,832,985
   (44,622,502)
     9,803,112
--------------

      (986,405)
--------------
   (16,060,724)
--------------
   374,795,994
--------------
$  358,735,270
==============

CONSECO VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2001 AND 2000

-------------------------------------------------------------------------------
(1) GENERAL

     Conseco Variable Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust which invested solely in shares of the Balanced, Equity, Fixed Income, Government Securities and Money Market Portfolios of the Conseco Series Trust, a diversified open-end management investment company. Thereafter, additional investment options were offered.

     The operations of Account C are included in the operations of Conseco Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange. On January 29, 2002, Conseco, Inc. announced its plan to explore the sale of its variable annuities business. No assurance can be provided as to the timing, price or other terms related to the possible sale of such business.

     Currently, the following investment subaccounts are available to new investors:

THE ALGER AMERICAN FUND

   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   Growth Fund
   International Fund
   Large Cap Growth Fund
   New Generation Fund
   Small Company Growth Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Conseco 20 Focus Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   International Small Company Fund II
   Utility Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   Financial Services Fund
   Health Sciences Fund
   High Yield Fund
   Real Estate Opportunity Fund
   Technology Fund
   Telecommunications Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio

PIONEER VARIABLE CONTRACT TRUST, CLASS II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio

RYDEX VARIABLE TRUST
   Nova Fund
   OTC Fund
   U. S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

     The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations dur ing the reporting period. Actual results could differ from those estimates.

CONSECO VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2001 AND 2000

-------------------------------------------------------------------------------
(2)  SUMMARY OF SIGNIFICANT ACCOUNTING
      POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

     Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation date.

     Commencing in 2001, long-term realized capital gains distributions have been presented as net realized long-term capital gain distributions from investments in portfolio shares in the Statements of Operations.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table and the Progressive Annuity Mortality Table. The standard assumed investment return is
3.5 percent or 5 percent based upon annuitant's selection. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3)  PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

     The aggregate cost of purchases of investments in portfolio shares was $37,079,599 and $121,154,818 for the years ended December 31, 2001 and 2000, respectively. The aggregate proceeds from sales of investments in portfolio shares were $73,461,473 and $72,150,013 for the years ended December 31, 2001 and 2000, respectively.

(4)  DEDUCTIONS AND EXPENSES

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

     The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

     The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the Equity, Fixed Income, and Money Market portfolios of the Conseco Series Trust which are 0.64 percent, 0.74 percent and 0.99 percent, respectively. These fees were $2,322,100 and $3,143,657 for the years ended December 31, 2001 and 2000, respectively.

     Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8.00 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. Sales and administrative charges were $274,092 and $594,124 for the years ended December 31, 2001 and 2000, respectively.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

     Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc., an affiliate of the Company.

     Conseco Capital Management, an affiliate of the Company, serves as an investment advisor of the Conseco Series Trust and earns fees for such services.

(6)  TOTAL RETURNS AND INVESTMENT INCOME RATIOS

     Beginning in 2001, disclosure of total returns and investment income ratios became a new requirement. The total return is calculated as the percentage change of unit value from the beginning of the period represented to the unit value at the end of the period represented. The investment income ratio is the ratio of income dividends (including short-term capital gains) to average daily net assets.

REPORT OF INDEPENDENT ACCOUNTANTS


--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT C

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account C (the "Account") at December 31, 2001, the results of its operations and the changes in its net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 15, 2002

================================================================================

                        CONSECO VARIABLE ANNUITY ACCOUNT C
                        SPONSOR
                        Conseco Variable Insurance Company - Carmel, Indiana. DISTRIBUTOR
                        Conseco Equity Sales, Inc.
                        INDEPENDENT PUBLIC ACCOUNTANTS
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                       Conseco Variable Insurance Company

              Consolidated Financial Statements as of December 31,
               2001 and 2000, and for the years ended December 31,
                               2001, 2000 and 1999

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Shareholder and Board of Directors
Conseco Variable Insurance Company

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of operations, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Conseco Variable Insurance Company (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. The consolidated financial statements give retroactive effect to the merger of Conseco Variable Insurance Company and Providential Life Insurance Company which has been accounted for as a pooling of interests as described in notes 1 and 2 to the consolidated financial statements. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                                 /s/ PricewaterhouseCoopers LLP
                                                 -------------------------------
                                                 PricewaterhouseCoopers LLP



April 19, 2002

                       CONSECO VARIABLE INSURANCE COMPANY

                           CONSOLIDATED BALANCE SHEET
                           December 31, 2001 and 2000
                              (Dollars in millions)


                                     ASSETS

                                                                                            2001              2000
                                                                                            ----              ----

Investments:
    Actively managed fixed maturities at fair value (amortized cost:
       2001 - $1,249.9; 2000 - $1,260.6)...............................................  $1,198.6           $1,192.1
    Equity securities at fair value (cost: 2001 - $8.2; 2000 - $9.1)...................       8.2                8.6
    Mortgage loans.....................................................................      78.5              100.0
    Policy loans.......................................................................      73.8               75.7
    Other invested assets .............................................................      41.0               73.3
                                                                                         --------           --------

          Total investments............................................................   1,400.1            1,449.7

Cash and cash equivalents..............................................................     149.3               78.8
Accrued investment income..............................................................      23.2               24.9
Cost of policies purchased.............................................................     100.7              116.1
Cost of policies produced..............................................................     228.0              214.1
Reinsurance receivables................................................................      32.0               22.4
Goodwill...............................................................................      42.2               43.7
Assets held in separate accounts.......................................................   1,649.1            1,825.5
Other assets...........................................................................       7.1                5.4
                                                                                         --------           --------

          Total assets.................................................................  $3,631.7           $3,780.6
                                                                                         ========           ========






















                            (continued on next page)


                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                           December 31, 2001 and 2000
                 (Dollars in millions, except per share amount)


                      LIABILITIES AND SHAREHOLDER'S EQUITY


                                                                                            2001             2000
                                                                                            ----             ----


Liabilities:
    Insurance liabilities:
       Interest-sensitive products.....................................................  $1,086.4           $1,128.6
       Traditional products............................................................     265.1              270.9
       Claims payable and other policyholder funds.....................................      31.4               36.3
       Liabilities related to separate accounts........................................   1,649.1            1,825.5
    Income tax liabilities.............................................................      39.3               49.4
    Investment borrowings..............................................................     151.8               58.5
    Other liabilities..................................................................      19.6               15.0
                                                                                         --------           --------

            Total liabilities..........................................................   3,242.7            3,384.2
                                                                                         --------           --------

Shareholder's equity:
    Common stock and additional paid-in capital (par value $4.80 per share, 1,065,000
       shares authorized,  1,043,565 shares issued and outstanding)....................     393.5              393.5
    Accumulated other comprehensive loss...............................................     (16.1)             (25.2)
    Retained earnings..................................................................      11.6               28.1
                                                                                         --------           --------

            Total shareholder's equity.................................................     389.0              396.4
                                                                                         --------           --------

            Total liabilities and shareholder's equity.................................  $3,631.7           $3,780.6
                                                                                         ========           ========
























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF OPERATIONS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                          2001             2000              1999
                                                                          ----             ----              ----

Revenues:
    Insurance policy income..........................................    $104.6           $ 91.0            $ 92.1
    Net investment income:
       General account assets........................................     111.0            124.6             147.1
       Separate account products.....................................    (166.8)           191.2             151.8
    Net losses from sale of investments..............................     (35.1)           (12.1)            (10.0)
                                                                         ------           ------            ------

          Total revenues.............................................      13.7            394.7             381.0
                                                                         ------           ------            ------

Benefits and expenses:
    Insurance policy benefits:
       Separate account products.....................................    (166.8)           191.2             151.8
       Other products................................................     109.0            105.1             132.3
    Amortization.....................................................      36.2             30.3              14.3
    Other operating costs and expenses...............................      44.3             44.1              41.5
                                                                         ------           ------            ------

          Total benefits and expenses................................      22.7            370.7             339.9
                                                                         ------           ------            ------

          Income (loss) before income taxes..........................      (9.0)            24.0              41.1

Income tax expense (benefit).........................................      (2.6)             9.2              14.4
                                                                         ------           ------            ------

          Net income (loss)..........................................    $ (6.4)          $ 14.8            $ 26.7
                                                                         ======           ======            ======

























                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                 CONSOLIDATED STATEMENT OF SHAREHOLDER'S EQUITY
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)

                                                                            Common stock       Accumulated other
                                                                           and additional        comprehensive     Retained
                                                              Total        paid-in capital       income (loss)     earnings
                                                              -----        ---------------       -------------     --------


Balance, December 31, 1998.................................   $419.2          $393.5               $  (.7)          $26.4

   Comprehensive loss, net of tax:
     Net income............................................     26.7              -                    -             26.7
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax benefit
       of $16.1)...........................................    (28.4)             -                 (28.4)             -
                                                              ------

         Total comprehensive loss..........................     (1.7)

   Dividends on common stock...............................    (27.0)             -                    -            (27.0)
                                                              ------          ------               ------           -----

Balance, December 31, 1999.................................    390.5           393.5                (29.1)           26.1

   Comprehensive income, net of tax:
     Net income............................................     14.8              -                    -             14.8
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax
       expense of $2.2)....................................      3.9              -                   3.9              -
                                                              ------

         Total comprehensive income........................     18.7

   Dividends on common stock...............................    (12.8)             -                    -            (12.8)
                                                              ------          ------               ------           -----

Balance, December 31, 2000.................................    396.4           393.5                (25.2)           28.1

   Comprehensive income, net of tax:
     Net loss .............................................     (6.4)             -                    -             (6.4)
     Change in unrealized appreciation (depreciation) of
       securities (net of applicable income tax expense
       of $5.2)............................................      9.1              -                   9.1              -
                                                              ------

         Total comprehensive income........................      2.7

   Dividends on common stock...............................    (10.1)             -                    -            (10.1)
                                                              ------          ------               ------           -----

Balance, December 31, 2001.................................   $389.0          $393.5               $(16.1)          $11.6
                                                              ======          ======               ======           =====










                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                      CONSOLIDATED STATEMENT OF CASH FLOWS
              for the years ended December 31, 2001, 2000 and 1999
                              (Dollars in millions)


                                                                         2001              2000             1999
                                                                         ----              ----             ----

Cash flows from operating activities:
   Net income (loss).................................................  $   (6.4)        $   14.8          $   26.7
     Adjustments to reconcile net income to net
       cash provided by operating activities:
         Amortization................................................      36.2             30.3              14.3
         Income taxes................................................     (16.8)            11.4              12.0
         Insurance liabilities.......................................     (15.0)            88.9             162.6
         Accrual and amortization of investment income...............       (.6)             4.3             (11.4)
         Deferral of cost of policies produced.......................     (41.7)           (84.2)            (62.7)
         Net losses from sale of investments.........................      35.1             12.1              10.0
         Other.......................................................      (2.0)            (1.0)             (3.8)
                                                                       --------         --------          --------

         Net cash provided (used) by operating activities............     (11.2)            76.6             147.7
                                                                       --------         --------          --------

Cash flows from investing activities:
   Sales of investments..............................................   1,854.4          1,115.3             904.8
   Maturities and redemptions........................................      81.6             53.8             109.0
   Purchases of investments..........................................  (1,994.8)        (1,587.6)         (1,502.0)
                                                                       --------         --------          --------

         Net cash used by investing activities.......................     (58.8)          (418.5)           (488.2)
                                                                       --------         --------          --------

Cash flows from financing activities:
   Deposits to insurance liabilities.................................     452.0            893.7             654.1
   Investment borrowings.............................................      93.3            (76.6)             69.4
   Withdrawals from insurance liabilities............................    (394.7)          (467.0)           (324.8)
   Dividends paid on common stock....................................     (10.1)           (12.8)            (27.0)
                                                                       --------         --------          --------

         Net cash provided by financing activities...................     140.5            337.3             371.7
                                                                       --------         --------          --------

         Net increase (decrease) in cash and cash equivalents........      70.5             (4.6)             31.2

Cash and cash equivalents, beginning of year.........................      78.8             83.4              52.2
                                                                       --------         --------          --------

Cash and cash equivalents, end of year...............................  $  149.3         $   78.8          $   83.4
                                                                       ========         ========          ========












                   The accompanying notes are an integral part
                          of the financial statements.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------




1.   SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     Conseco Variable Insurance Company ("we" or the "Company") markets tax-qualified annuities and certain employee benefit-related insurance products through professional independent agents. Prior to its name change in October 1998, the Company was named Great American Reserve Insurance Company. Since August 1995, the Company has been a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a financial services holding company with subsidiaries operating throughout the United States. Conseco's insurance subsidiaries develop, market and administer supplemental health insurance, annuity, individual life insurance and other insurance products. Conseco's finance subsidiaries originate, securitize and service manufactured housing, home equity, home improvement, retail credit and floorplan loans. Conseco's operating strategy is to grow its business by focusing its resources on the development and expansion of profitable products and strong distribution channels, to seek to achieve superior investment returns through active asset management and to control expenses.

     The consolidated financial statements also include the effect of the January 1, 2000, merger of Providential Life Insurance Company ("Providential", a wholly owned subsidiary of Conseco since its acquisition on September 30,
1997) into the Company. This merger has been accounted for as a pooling of interests; therefore, the assets and liabilities of each company have been combined at their book values and the consolidated statements of operations, shareholder's equity and cash flows have been reported as if the merger had occurred on September 30, 1997. Intercompany transactions among the consolidated companies have been eliminated in consolidation.

     The following summary explains the significant accounting policies we use to prepare our financial statements. We prepare our financial statements in accordance with generally accepted accounting principles ("GAAP"). We follow the accounting standards established by the Financial Accounting Standards Board ("FASB"), the American Institute of Certified Public Accountants and the Securities and Exchange Commission. We reclassified certain amounts in our 2000 and 1999 financial statements and notes to conform with the 2001 presentation.

     Investments

     Fixed maturities are securities that mature more than one year after issuance and include bonds, certain notes receivable and redeemable preferred stock. Fixed maturities that we may sell prior to maturity are classified as actively managed and are carried at estimated fair value, with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholder's equity. Fixed maturity securities that we intend to sell in the near term are classified as trading and included in other invested assets. There were no such trading securities at December 31, 2001 or 2000. We include any unrealized gain or loss on trading securities in net investment gains (losses).

     Equity securities include investments in common stocks and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholder's equity.

     Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses.

     Policy loans are stated at their current unpaid principal balances.

     Other invested assets include certain non-traditional investments. Non-traditional investments include investments in certain limited partnerships, mineral rights and promissory notes; we account for them using either the cost method, or for investments in partnerships over whose operations the Company exercises significant influence, the equity method.

     We defer any fees received or costs incurred when we originate investments (primarily mortgage loans). We amortize

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

     When we sell a security (other than a trading security), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as an investment gain or loss.

     We regularly evaluate all of our investments based on current economic conditions, credit loss experience and other investee-specific developments. If there is a decline in a security's net realizable value that is other than temporary, we treat it as a realized loss and reduce the cost basis of the security to its estimated fair value.

     Cash and Cash Equivalents

     Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

     Assets Held in Separate Accounts

     Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of the Company. We report separate account assets at market value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the market value of the underlying assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

     Cost of Policies Produced

     The costs that vary with, and are primarily related to, producing new insurance business are referred to as cost of policies produced. We amortize these costs using the interest rate credited to the underlying policy: (i) in relation to the estimated gross profits for universal life-type and investment-type products; or (ii) in relation to future anticipated premium revenue for other products.

     When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect of the event on future investment yields. We also adjust the cost of policies produced for the change in amortization that would have been recorded if actively managed fixed maturity securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholder's equity.

     Each year, we evaluate the recoverability of the unamortized balance of the cost of policies produced. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense.

     Cost of Policies Purchased

     The cost assigned to the right to receive future cash flows from contracts existing at the date of an acquisition is referred to as the cost of policies purchased. We also defer renewal commissions paid in excess of ultimate commission levels related to the purchased policies in this account. The balance of this account is amortized, evaluated for recovery, and adjusted for the impact of unrealized gains (losses) in the same manner as the cost of policies produced described above.

     The discount rate we use to determine the value of the cost of policies purchased is the rate of return we need to earn in order to invest in the business being acquired. In determining this required rate of return, we consider many factors

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


including: (i) the magnitude of the risks associated with each of the actuarial assumptions used in determining expected future cash flows; (ii) the cost of our capital required to fund the acquisition; (iii) the likelihood of changes in projected future cash flows that might occur if there are changes in insurance regulations and tax laws; (iv) the acquired company's compatibility with other Company activities that may favorably affect future cash flows; (v) the complexity of the acquired company; and (vi) recent prices (i.e., discount rates used in determining valuations) paid by others to acquire similar blocks of business.

     Goodwill

     Goodwill is the excess of the amount paid to acquire the Company over the fair value of its net assets. Our analysis indicates that the anticipated ongoing cash flows from the earnings of the Company extend beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, we have amortized goodwill on a straight-line basis generally over a 40-year period. The total accumulated amortization of goodwill was $19.1 million and $17.6 million at December 31, 2001 and 2000, respectively. Pursuant to generally accepted accounting principles in effect at December 31, 2001, we have determined that goodwill is fully recoverable from projected undiscounted net cash flows from our earnings over the remaining amortization period. If we had determined that the undiscounted projected cash flows no longer supported the recoverability of goodwill over the remaining amortization period, we would have reduced its carrying value with a corresponding charge to expense or shortened the amortization period (no such charges have occurred). See "Recently Issued Accounting Standards" below for a discussion of new accounting standards applicable to goodwill which are effective beginning on January 1, 2002.

     Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

     Generally, we recognize insurance premiums for traditional life contracts as earned over the premium-paying periods. We establish reserves for future benefits on a net-level premium method based upon assumptions as to investment yields, mortality, morbidity, withdrawals and dividends. We record premiums for universal life-type and investment-type contracts that do not involve significant mortality or morbidity risk as deposits to insurance liabilities. Revenues for these contracts consist of mortality, morbidity, expense and surrender charges. We establish reserves for the estimated present value of the remaining net costs of all reported and unreported claims.

     Reinsurance

     In the normal course of business, we seek to limit our exposure to loss on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.5 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. If any reinsurer could not meet its obligations, the Company would assume the liability. The likelihood of a material loss being incurred as a result of the failure of one of our reinsurers is considered remote. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $4.3 million, $11.1 million and $23.1 million in 2001, 2000 and 1999, respectively. A receivable is recorded for the reinsured portion of insurance policy benefits paid and liabilities for insurance products. Reinsurance recoveries netted against insurance policy benefits totaled $4.6 million, $10.1 million and $20.8 million in 2001, 2000 and 1999, respectively.

     From time-to-time, we assume insurance from other companies. Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize the cost of policies produced described above. Reinsurance premiums assumed totaled $1.0 million, $4.9 million and $18.7 million in 2001, 2000 and 1999, respectively.

     Income Taxes

     Our income tax expense includes deferred income taxes arising from temporary differences between the tax and financial reporting bases of assets and liabilities. In assessing the realization of deferred income tax assets, we consider whether it is more likely than not that the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets depends upon generating future taxable income during the periods in which temporary differences become

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


deductible. If future income is not generated as expected, a valuation allowance will be established.

     Investment Borrowings

     As part of our investment strategy, we may enter into reverse repurchase agreements and dollar-roll transactions to increase our investment return or to improve our liquidity. We account for these transactions as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Reverse repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Dollar rolls are similar to reverse repurchase agreements except that, with dollar rolls, the repurchase involves securities that are only substantially the same as the securities sold. Such borrowings averaged $102.7 million during 2001 and $86.3 million during 2000. These borrowings were collateralized by investment securities with fair values approximately equal to the loan value. The weighted average interest rate on short-term collateralized borrowings was 3.7 percent and 5.8 percent in 2001 and 2000, respectively. The primary risk associated with short-term collateralized borrowings is that a counterparty will be unable to perform under the terms of the contract. Our exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments (such excess was not material at December 31, 2001). We believe the counterparties to our reverse repurchase and dollar-roll agreements are financially responsible and that the counterparty risk is minimal.

     Use of Estimates

     When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect various reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods. For example, we use significant estimates and assumptions in calculating values for the cost of policies produced, the cost of policies purchased, goodwill, insurance liabilities, liabilities related to litigation, guaranty fund assessment accruals and deferred income taxes. If our future experience differs materially from these estimates and assumptions, our financial statements would be affected.

     Fair Values of Financial Instruments

     We use the following methods and assumptions to determine the estimated fair values of financial instruments:

     Investment securities. For fixed maturity securities (including redeemable preferred stocks) and for equity and trading securities, we use quotes from independent pricing services, where available. For investment securities for which such quotes are not available, we use values obtained from broker-dealer market makers or by discounting expected future cash flows using a current market rate appropriate for the yield, credit quality, and (for fixed maturity securities) the maturity of the investment being priced.

     Cash and cash equivalents. The carrying amount for these instruments approximates their estimated fair value.

     Mortgage loans and policy loans. We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. We aggregate loans with similar characteristics in our calculations. The market value of policy loans approximates their carrying value.

     Other invested assets. We use quoted market prices, where available. When quotes are not available, we estimate the fair value based on: (i) discounted future expected cash flows; or (ii) independent transactions which establish a value for our investment. When we are unable to estimate a fair value, we assume a market value equal to carrying value.

     Insurance liabilities for interest-sensitive products. We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

     Investment borrowings. Due to the short-term nature of these borrowings (terms generally less than 30 days), estimated

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     fair values are assumed to approximate the carrying amount reported in the balance sheet.

     Here are the estimated fair values of our financial instruments:

                                                                              2001                           2000
                                                                   ------------------------      -----------------------
                                                                   Carrying           Fair       Carrying          Fair
                                                                    Amount            Value       Amount           Value
                                                                    ------            -----       ------           -----
                                                                                     (Dollars in millions)

Financial assets:
   Actively managed fixed maturities............................   $1,198.6        $1,198.6      $1,192.1        $1,192.1
   Equity securities ...........................................        8.2             8.2           8.6             8.6
   Mortgage loans...............................................       78.5            77.3         100.0            97.7
   Policy loans.................................................       73.8            73.8          75.7            75.7
   Other invested assets........................................       41.0            41.0          73.3            73.3
   Cash and cash equivalents....................................      149.3           149.3          78.8            78.8

Financial liabilities:
   Insurance liabilities for interest-sensitive products (1)....    1,086.4         1,086.4       1,128.6         1,128.6
   Investment borrowings........................................      151.8           151.8          58.5            58.5

--------------------
     (1) The estimated fair value of the liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2001 and 2000. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year. We are not required to disclose fair values for insurance liabilities, other than those for interest- sensitive products. However, we take into consideration the estimated fair values of all insurance liabilities in our overall management of interest rate risk. We attempt to minimize exposure to changing interest rates by matching investment maturities with amounts due under insurance contracts.

     Recently Issued Accounting Standards

     The FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment of Long- Lived Assets" ("SFAS 144") in August 2001. This standard addresses the measurement and reporting for impairment of all long-lived assets. It also broadens the definition of what may be presented as a discontinued operation in the consolidated statement of operations to include components of a company's business segments. SFAS 144 requires that long-lived assets currently in use be written down to fair value when considered impaired. Long-lived assets to be disposed of are written down to the lower of cost or fair value less the estimated cost to sell. The Company is required to implement this standard beginning January 1, 2002. We do not expect that the adoption of this standard will have a material effect on our financial position or results of operations.

     The FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations", and No. 142, "Goodwill and Other Intangible Assets" in June 2001. Under the new rules, intangible assets with an indefinite life will no longer be amortized in periods subsequent to December 31, 2001, but will be subject to annual impairment tests (or more frequent under certain circumstances), effective January 1, 2002. The Company has determined that all of its goodwill has an indefinite life and is therefore subject to the new rules. Application of the nonamortization provisions is expected to improve our financial results by approximately $1.5 million in the year ended December 31, 2002.

     SFAS 141 requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method, and prospectively prohibits the use of the pooling-of-interests method.

     Pursuant to SFAS 142, the goodwill impairment test has two-steps. The first step consists of determining the estimated fair value of the Company. The estimated fair value will be compared to the Company's book value. If the estimated fair value exceeds the carrying amount, the test is complete and goodwill is not impaired. If the fair value is less than the carrying value, the second step of the impairment test must be performed. SFAS 142 is required to be adopted as of

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


January 1, 2002. The significant factors used to determine the estimated fair value of the Company include analyses of industry market valuation, historical and projected performance of the Company and discounted cash flow analysis, which are currently in process. If the carrying value of the Company exceeds estimated fair value, we will be required to complete the second step. This step is more complex than the first because it involves the valuation of all assets and liabilities, and then comparison of our "implied goodwill" with the carrying value of our goodwill. If the carrying value exceeds the implied value in the initial application of this standard, an impairment loss is recognized as a cumulative effect of a change in accounting standard. Subsequent impairments, if any, would be classified as an operating expense.

     The Company is currently evaluating the carrying value of goodwill under this standard. The amount of any potential impairment is unknown at this time and is dependent upon the estimated fair market value of the Company, which is currently in process. Although this standard will increase the Company's results of operations in the future due to the elimination of goodwill amortization from our statement of operations, any impairments would result in a charge calculated as discussed in the preceding paragraphs.

     Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", as amended by Statement of Financial Accounting Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" and Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" (collectively referred to as "SFAS 133") requires all derivative instruments to be recorded on the balance sheet at estimated fair value. Changes in the fair value of derivative instruments are to be recorded each period either in current earnings or other comprehensive income (loss), depending on whether a derivative is designated as part of a hedge transaction and, if it is, on the type of hedge transaction. We adopted SFAS 133 on January 1, 2001. The initial adoption of the new standard did not have a material impact on the Company's financial position or results of operations and there was no cumulative effect of an accounting change related to its adoption.

2.   MERGER

     On January 1, 2000, Providential was merged with the Company, with the Company being the surviving corporation. At the time of the merger, all 10,000 shares of Providential's $100 par value common stock were cancelled. Each share of common stock of the Company issued and outstanding at January 1, 2000, remained outstanding as the common stock of the merged company.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Providential was acquired by Conseco on September 30, 1997, in a business combination accounted for under the purchase method of accounting. As described in note 1 and above, the consolidated financial statements include the assets and liabilities of Providential at December 31, 2001 and 2000, and its results of operations, changes in shareholder's equity and cash flows as if the merger occurred on September 30, 1997. The impact of the merger on certain balances reflected in the consolidated financial statements was as follows:

                                                          Amount Prior to                         Reported
                                                         Effect of Merger      Providential        Amount
                                                         ----------------      ------------        ------
                                                                          (Dollars in millions)
1999
Revenues.............................................          $359.7             $21.3            $381.0
Net income...........................................            25.2               1.5              26.7

3.   INVESTMENTS:

     At December 31, 2001, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                         (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  698.6        $3.4        $23.2      $  678.8
   United States Treasury securities and obligations of
     United States government corporations and agencies................       9.8          .5           -           10.3
   States and political subdivisions...................................      19.7          .5           .8          19.4
   Debt securities issued by foreign governments.......................       5.8          .1           .1           5.8
   Mortgage-backed securities .........................................     405.7         3.6          5.5         403.8
Below-investment grade (primarily corporate securities)................     110.3          .6         30.4          80.5
                                                                         --------        ----        -----      --------

     Total actively managed fixed maturities...........................  $1,249.9        $8.7        $60.0      $1,198.6
                                                                         ========        ====        =====      ========

Equity securities......................................................  $    8.2        $ .1        $  .1      $    8.2
                                                                         ========        ====        =====      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     At December 31, 2000, the amortized cost and estimated fair value of actively managed fixed maturities and equity securities were as follows:

                                                                                        Gross         Gross      Estimated
                                                                         Amortized   unrealized    unrealized      fair
                                                                           cost         gains        losses        value
                                                                           ----         -----        ------        -----
                                                                                       (Dollars in millions)
Investment grade:
   Corporate securities................................................  $  693.4       $ 1.7        $38.9      $  656.2
   United States Treasury securities and obligations of
     United States government corporations and agencies................      25.6          .9           -           26.5
   States and political subdivisions...................................      11.7          .1           .3          11.5
   Debt securities issued by foreign governments.......................      11.9          -            .5          11.4
   Mortgage-backed securities .........................................     408.2         1.7          4.5         405.4
Below-investment grade (primarily corporate securities)................     109.8          .1         28.8          81.1
                                                                         --------       -----        -----      --------

     Total actively managed fixed maturities...........................  $1,260.6       $ 4.5        $73.0      $1,192.1
                                                                         ========       =====        =====      ========

Equity securities......................................................  $    9.1       $  -         $  .5      $    8.6
                                                                         ========       =====        =====      ========


     Accumulated other comprehensive loss is primarily comprised of unrealized losses on actively managed fixed maturity investments. Such amounts, included in shareholder's equity as of December 31, 2001 and 2000, were summarized as follows:

                                                                                                        2001       2000
                                                                                                        ----       ----
                                                                                                     (Dollars in millions)
Unrealized losses on investments.....................................................................  $(52.1)    $(74.9)
Adjustments to cost of policies purchased and cost of policies produced..............................    26.9       35.4
Deferred income tax benefit..........................................................................     9.1       14.3
                                                                                                       ------     ------

       Accumulated other comprehensive loss..........................................................  $(16.1)    $(25.2)
                                                                                                       ======     ======


     The following table sets forth the amortized cost and estimated fair value of actively managed fixed maturities at December 31, 2001, by contractual maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Most of the mortgage-backed securities shown below provide for periodic payments throughout their lives.

                                                                                                                 Estimated
                                                                                                 Amortized         fair
                                                                                                   cost            value
                                                                                                   ----            -----
                                                                                                   (Dollars in millions)
Due in one year or less........................................................................   $    9.1      $    9.0
Due after one year through five years..........................................................       85.3          84.8
Due after five years through ten years.........................................................      265.9         257.9
Due after ten years............................................................................      483.9         443.1
                                                                                                  --------      --------

    Subtotal...................................................................................      844.2         794.8

Mortgage-backed securities.....................................................................      405.7         403.8
                                                                                                  --------      --------

        Total actively managed fixed maturities ...............................................   $1,249.9      $1,198.6
                                                                                                  ========      ========

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Net investment income consisted of the following:

                                                                                          2001         2000         1999
                                                                                          ----         ----         ----
                                                                                               (Dollars in millions)
Actively managed fixed maturity securities...........................................   $  94.1        $ 99.4      $116.1
Equity securities....................................................................       2.4           5.2        12.2
Mortgage loans.......................................................................       7.5           8.8         9.9
Policy loans.........................................................................       4.7           4.8         4.8
Other invested assets................................................................       2.8           5.2         3.5
Cash and cash equivalents............................................................        .5           2.3         2.1
Separate accounts....................................................................    (166.8)        191.2       151.8
                                                                                        -------        ------      ------

    Gross investment income..........................................................     (54.8)        316.9       300.4
Investment expenses..................................................................       1.0           1.1         1.5
                                                                                        -------        ------      ------

       Net investment income.........................................................   $ (55.8)       $315.8      $298.9
                                                                                        =======        ======      ======


     There were no significant fixed maturity investments that were not accruing investment income in 2001, 2000 and 1999.

     Investment losses, net of related investment expenses, were included in revenue as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Fixed maturities:
    Gross gains........................................................................  $ 15.8       $  5.3       $  8.6
    Gross losses.......................................................................   (13.3)       (13.2)       (14.5)
    Other than temporary decline in fair value.........................................   (25.1)        (4.2)        (1.3)
                                                                                         ------       ------       ------

         Net investment losses from fixed maturities before expenses...................   (22.6)       (12.1)        (7.2)

Equity securities......................................................................      -           6.5           .3
Other than temporary decline in fair value of other invested assets....................    (9.6)        (4.3)          -
Other..................................................................................     (.4)          .4           .4
                                                                                         ------       ------       ------

         Net investment losses before expenses.........................................   (32.6)        (9.5)        (6.5)
Investment expenses....................................................................     2.5          2.6          3.5
                                                                                         ------       ------       ------

         Net investment losses.........................................................  $(35.1)      $(12.1)      $(10.0)
                                                                                         ======       ======       ======

     The Company holds $82.3 million of fixed maturity investments issued by non-affiliated special purpose entities (the "trusts"). The trusts were established to invest in various assets and issue debt and equity securities as permitted by the trusts' indentures. The accounting policies of the trusts are similar to ours. The Company and certain other subsidiaries of Conseco hold all of the debt issued by the trusts; a nonaffiliated party owns the equity securities. The trusts are not permitted to incur additional debt and do not hold derivative instruments.

     At December 31, 2001, the carrying value of the investments on the trusts' books approximates the value of the fixed maturity investments held by Conseco's subsidiaries. Approximately 24 percent of the trusts' investments are held in zero- coupon government bonds, 33 percent are held in other fixed maturity investments, 21 percent are held in various limited partnership investments, 11 percent are held in the common stock of TeleCorp PCS, Inc., 7 percent are held in mortgage loans and 4 percent are held in other investments.

     At December 31, 2001, the mortgage loan balance was primarily comprised of commercial loans. Approximately 20

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


percent, 9 percent, 8 percent, 7 percent, 7 percent and 7 percent of the mortgage loan balance were on properties located in Michigan, Florida, Oklahoma, Georgia, Ohio and Tennessee, respectively. No other state comprised greater than 5 percent of the mortgage loan balance. Noncurrent mortgage loans were insignificant at December 31, 2001. Our allowance for loss on mortgage loans was $.3 million at both December 31, 2001 and 2000.

     Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.4 million at December 31, 2001.

     The Company had no investments in any single entity in excess of 10 percent of shareholder's equity at December 31, 2001, other than investments issued or guaranteed by the United States government or a United States government agency.


4.   INSURANCE LIABILITIES:

     These liabilities consisted of the following:

                                                                                    Interest
                                                         Withdrawal    Mortality      rate
                                                         assumption   assumption   assumption      2001            2000
                                                         ----------   ----------   ----------      ----            ----
                                                                                                  (Dollars in millions)

   Future policy benefits:
     Interest-sensitive products:
       Investment contracts............................      N/A          N/A          (c)       $  805.5       $  834.3
       Universal life-type contracts...................      N/A          N/A          N/A          280.9          294.3
                                                                                                 --------       --------

         Total interest-sensitive products.............                                           1,086.4        1,128.6
                                                                                                 --------       --------
     Traditional products:
       Traditional life insurance contracts............    Company        (a)         7.5%          163.5          166.3
                                                          experience
       Limited-payment contracts.......................    Company        (b)         7.5%          101.6          104.6
                                                          experience                             --------       --------
                                                         if applicable

         Total traditional products....................                                             265.1          270.9
                                                                                                 --------       --------

   Claims payable and other policyholder funds ........      N/A          N/A          N/A           31.4           36.3
   Liabilities related to separate accounts............      N/A          N/A          N/A        1,649.1        1,825.5
                                                                                                 --------       --------

       Total...........................................                                          $3,032.0       $3,261.3
                                                                                                 ========       ========

-------------
   (a) Principally, modifications of the 1975 - 80 Basic, Select and Ultimate Tables.

   (b) Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

   (c) At both December 31, 2001 and 2000, approximately 96 percent of this liability represented account balances where future benefits are not guaranteed. The weighted average interest rate on the remainder of the liabilities representing the present value of guaranteed future benefits was approximately 6 percent at December 31, 2001.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


5.   INCOME TAXES:

     Income tax liabilities were comprised of the following:

                                                                                                      2001           2000
                                                                                                      ----           ----
                                                                                                     (Dollars in millions)

Deferred income tax liabilities (assets):
    Investments (primarily actively managed fixed maturities)..................................     $ (3.1)        $  4.0
    Cost of policies purchased and cost of policies produced...................................       94.3           94.0
    Insurance liabilities......................................................................      (19.7)         (50.2)
    Unrealized depreciation....................................................................       (9.1)         (14.3)
    Other......................................................................................      (13.3)           6.0
                                                                                                    ------         ------

         Deferred income tax liabilities.......................................................       49.1           39.5
Current income tax liabilities (assets)........................................................       (9.8)           9.9
                                                                                                    ------         ------

         Income tax liabilities................................................................     $ 39.3         $ 49.4
                                                                                                    ======         ======



    Income tax expense was as follows:

                                                                                               2001       2000       1999
                                                                                               ----       ----       ----
                                                                                                  (Dollars in millions)
Current tax provision (benefit)...........................................................     $ 1.0     $(11.7)     $ 4.3
Deferred tax provision (benefit)..........................................................      (3.6)      20.9       10.1
                                                                                               -----     ------      -----

         Income tax expense (benefit).....................................................     $(2.6)    $  9.2      $14.4
                                                                                               =====     ======      =====


     A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the statement of operations is as follows:


                                                                                                2001       2000       1999
                                                                                                ----       ----       ----

U.S. statutory corporate rate.............................................................    (35.0)%      35.0%      35.0%
State taxes...............................................................................      (.5)         .8        1.5
Other.....................................................................................      6.6         2.5       (1.5)
                                                                                              -----        ----       ----

         Income tax expense (benefit).....................................................    (28.9)%      38.3%      35.0%
                                                                                              =====        ====       ====


6.   OTHER DISCLOSURES:

     Litigation

     The Company is involved on an ongoing basis in lawsuits related to its operations. Although the ultimate outcome of such matters cannot be predicted, such lawsuits currently pending against the Company are not expected, individually or in the aggregate, to have a material adverse effect on the Company's financial condition, cash flows or results of operations.

     Guaranty Fund Assessments

     The balance sheet at December 31, 2001, includes: (i) accruals of $1.1 million, representing our estimate of all known assessments that will be levied against the Company by various state guaranty associations based on premiums written through December 31, 2001; and (ii) receivables of $.9 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2000, such guaranty fund assessment related accruals were $.5 million and such receivables were $1.6 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


insurance companies. We recognized expense for such assessments of $1.1 million in 2001 and $.7 million in 2000 and $1.1 million in 1999.

     Related Party Transactions

     The Company operates without direct employees through management and service agreements with subsidiaries of Conseco. Fees for such services (including data processing, executive management and investment management services) are based on Conseco's direct and directly allocable costs plus a 10 percent margin. Total fees incurred by the Company under such agreements were $43.8 million in 2001, $43.3 million in 2000 and $43.4 million in 1999.

     At December 31, 2000, the Company held $22.6 million of preferred stock (classified as "other invested assets") issued by an affiliated company. During 2001, such preferred stock plus accrued unpaid dividends was sold to another affiliated company. There was no gain or loss related to the sale.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


7.   OTHER OPERATING STATEMENT DATA:

     Insurance policy income consisted of the following:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)
Premiums collected:
    Direct premiums collected.........................................................    $503.4        $955.5      $720.4
    Reinsurance assumed...............................................................       1.0           4.9        18.7
    Reinsurance ceded.................................................................      (4.3)        (11.1)      (23.1)
                                                                                          ------        ------      ------

          Premiums collected, net of reinsurance......................................     500.1         949.3       716.0
    Less premiums on universal life and products
       without mortality and morbidity risk which are
       recorded as additions to insurance liabilities ................................     452.0         893.7       654.1
                                                                                          ------        ------      ------
          Premiums on traditional products with mortality or morbidity risk,
             recorded as insurance policy income......................................      48.1          55.6        61.9
Fees and surrender charges on interest-sensitive products.............................      56.5          35.4        30.2
                                                                                          ------        ------      ------

          Insurance policy income.....................................................    $104.6        $ 91.0      $ 92.1
                                                                                          ======        ======      ======


     The five states with the largest shares of 2001 collected premiums were Texas (14 percent), California (14 percent), Illinois (7.9 percent), Florida (7.8 percent) and Michigan (7.4 percent). No other state accounted for more than 6 percent of total collected premiums.

     Changes in the cost of policies purchased were as follows:


                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $116.1       $138.0      $104.8
    Amortization......................................................................      (9.4)       (11.1)       (4.5)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (6.0)       (10.8)       37.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $100.7       $116.1      $138.0
                                                                                          ======       ======      ======


     Based on current conditions and assumptions as to future events on all policies in force, the Company expects to amortize approximately 12 percent of the December 31, 2001, balance of cost of policies purchased in 2002, 11 percent in 2003, 10 percent in 2004, 8 percent in 2005 and 7 percent in 2006. The average discount rate used to determine the amortization of the cost of policies purchased was 9 percent in both 2001 and 2000.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


     Changes in the cost of policies produced were as follows:

                                                                                           2001         2000         1999
                                                                                           ----         ----         ----
                                                                                                (Dollars in millions)

Balance, beginning of year............................................................    $214.1       $147.6      $ 82.5
    Additions.........................................................................      41.7         84.2        62.7
    Amortization......................................................................     (25.3)       (17.6)       (8.3)
    Amounts related to fair value adjustment of actively managed fixed maturities.....      (2.5)         (.1)       10.7
                                                                                          ------       ------      ------

Balance, end of year..................................................................    $228.0       $214.1      $147.6
                                                                                          ======       ======      ======

     The cost of policies produced and the cost of policies purchased are amortized in relation to the estimated gross profits to be earned over the life of our annuity products. As a result of economic developments, actual experience of our products and changes in our expectations, we changed our investment yield assumptions (decreasing such yield from 14 percent to 11 percent) used in calculating the estimated gross profits to be earned on our annuity products. Such changes resulted in additional amortization of the cost of policies produced and the cost of policies purchased of $7.2 million in 2001.

8.   STATEMENT OF CASH FLOWS:

     Income taxes refunded (paid) during 2001, 2000, and 1999, were $(14.3) million, $5.2 million and $(2.1) million, respectively.

9.   STATUTORY INFORMATION:

     Statutory accounting practices prescribed or permitted by regulatory authorities for insurance companies differ from GAAP. The Company reported the following amounts to regulatory agencies:


                                                                                     2001            2000
                                                                                     ----            ----
                                                                                     (Dollars in millions)

   Statutory capital and surplus.................................................. $ 98.6           $102.0
   Asset valuation reserve........................................................   20.8             38.5
   Interest maintenance reserve...................................................   48.3             55.0
                                                                                   ------           ------

       Total...................................................................... $167.7           $195.5
                                                                                   ======           ======


     Our statutory net income (loss) was $5.5 million, $(6.3) million and $14.6 million in 2001, 2000 and 1999, respectively.

     State insurance laws generally restrict the ability of insurance companies to pay dividends or make other distributions. We may pay dividends to our parent in 2002 of $17.4 million without permission from state regulatory authorities. During 2001, we paid dividends to our parent of $10.1 million.

     The National Association of Insurance Commissioners adopted codified statutory accounting principles in a process referred to as codification. Such principles are summarized in the Accounting Practices and Procedures Manual. The revised manual is effective January 1, 2001. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that we use to prepare our statutory-basis financial statements. The impact of these changes decreased our statutory-based capital and surplus as of January 1, 2001, by approximately $2.0 million.

                       CONSECO VARIABLE INSURANCE COMPANY

                          Notes to Financial Statements
                         ------------------------------


10.  SUBSEQUENT EVENT:

     In the first quarter of 2002, we entered into a reinsurance agreement pursuant to which we are ceding 100 percent of our traditional life and interest-sensitive life insurance business to Protective Life Insurance Company (rated A+ by A.M. Best). The total insurance liabilities ceded pursuant to the contract are approximately $470 million. The agreement is subject to regulatory approval. Upon receipt of all regulatory approvals, we will receive a ceding commission of $49.5 million. The ceding commission approximated the value of the cost of policies purchased and the cost of policies produced related to the ceded business.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of Conseco Variable Insurance Company ("Company" or "Conseco Variable") and Conseco Variable Annuity Account C are included in Part B hereof.

(b)               Exhibits

      (1) Resolution of the Board of Directors of Great American Reserve Variable Annuity Fund, Great American Reserve Variable Annuity Account C and Great American Reserve Variable Annuity Account D authorizing the reorganization of Separate Account dated July 27, 1992.(3)

      (2)         Not Applicable.

      (3) Form of Principal Underwriting Agreement between Great American Reserve Insurance Company, Great American Reserve Variable Account, and GARCO Equity Sales, Inc.(3)

      (4)         Form of Group Variable Retirement Contract and Certificate.(3)

      (5)         Application for Contracts listed at Exhibit 4.(3)

      (6)   (a)   Articles of Incorporation of Great American Reserve Insurance
                  Company.(2)

            (b) Articles of Amendment to the Articles of Incorporation of Great American Reserve Insurance Company.(4)

            (c)   Amended and Restated By-Laws of the Company.(4)

      (7)         Not Applicable.

      (8)   (a)   Form of Fund Participation Agreement between The Alger
                  American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Incorporated.(1)

            (b) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Berger Institutional Products Trust and BBOI Worldwide LLC.(1)

            (c) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Insurance Management Series and Federated Securities Corp.(1)

            (d) Form of Fund Participation Agreement between Great American Reserve Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.(1)

            (e) Form of Fund Participation Agreement between Lord Abbett Series Fund, Inc., Lord, Abbett and Co. and Great American Reserve Insurance Company.(1)

            (f) Form of Fund Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services, Inc.(1)

            (g) Form of Fund Participation Agreement between Great American Insurance Company, INVESCO

                  Variable Investment Funds, Inc. and INVESCO Funds Group,
                  Inc.(2)

            (h) Form of Fund Participation Agreement between the Company, Rydex Variable Trust and PADCO Financial Services, Inc.(4)

            (i) Form of Fund Participation Agreement between Pioneer Variable Contracts Trust, the Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.(5)

            (j) Form of Fund Participation Agreement between Seligman Portfolios, Inc., Seligman Advisors, Inc. and the Company.(6)

            (k) Form of Fund Participation Agreement between First American Insurance Portfolios, Inc., First American Asset Management and the Company.(6)

      (9)         Opinion and Consent of Counsel.

      (10)  (a)   Consent of Sutherland Asbill & Brennan LLP.

            (b)   Consent of Independent Accountants.

      (11)        Not Applicable.

      (12)        None.

      (13)        Schedule for computation of performance quotations.(7)


(1) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4, Great American Reserve Variable Annuity Account F, filed electronically on February 3, 1998 (File Nos. 333-40309 and 811-08483).

(2) Incorporated by reference to the initial registration statement on Form N-4, Great American Reserve Variable Annuity Account G, filed electronically on January 23, 1996 (File Nos. 333-00373 and 811-07501).

(3) Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4, Great American Reserve Variable Annuity Account C, filed electronically on May 15, 1998 (File Nos. 33-61122 and 811-4819).

(4) Incorporated by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4, Conseco Variable Annuity Account C, filed electronically on April 28, 2000 (File Nos. 33-61122 and 811-4819).

(5) Incorporated by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Conseco Variable Annuity Account C, filed electronically on December 29, 2000 (File Nos. 33-61122 and 811-4819).

(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 21 to Form N-4, Conseco Variable Annuity Account C, filed electronically on May 1, 2001 (File Nos. 33-2460 and 811-4819).

(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4, filed electronically on May 1, 2001 (File Nos. 33-61122 and 811-4819).

ITEM 25. DIRECTORS AND OFFICERS OF CONSECO VARIABLE

         The following table sets forth certain information regarding the executive officers and directors of the Company who are engaged directly or indirectly in activities relating to the Variable Account or the Contracts. Their principal business address is 11815 North Pennsylvania Street, Carmel, IN 46032.

--------------------------------------------------------------------------------
                                                 Positions and Offices
                      Name                         with the Company
--------------------------------------------------------------------------------
Elizabeth C. Georgakopoulos         Director and President
--------------------------------------------------------------------------------
David K. Herzog                     Director, Executive Vice President, General
                                    Counsel and Secretary
--------------------------------------------------------------------------------
Richard M. Maybin                   Executive Vice President, Information
                                    Technology
--------------------------------------------------------------------------------
James S. Adams                      Director, Senior Vice President, Chief
                                    Accounting Officer and Treasurer
--------------------------------------------------------------------------------
Robert E. Burkett, Jr.              Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Jon F. Davis                        Senior Vice President, Actuarial
--------------------------------------------------------------------------------
William T. Devanney, Jr.            Senior Vice President, Corporate Taxes
--------------------------------------------------------------------------------
Richard R. Dykhouse                 Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Kimberly K. Geurkink                Senior Vice President, Insurance Operations
--------------------------------------------------------------------------------
James S. Hawke                      Senior Vice President, Actuarial
--------------------------------------------------------------------------------
Maura M. Kautsky                    Senior Vice President, Marketing and Product
                                    Management
--------------------------------------------------------------------------------
Karl W. Kindig                      Senior Vice President, Legal and Assistant
                                    Secretary
--------------------------------------------------------------------------------
Ronald F. Ruhl                      Director
--------------------------------------------------------------------------------
William J. Shea                     Director
--------------------------------------------------------------------------------
K. Lowell Short, Jr.                Senior Vice President, Finance
--------------------------------------------------------------------------------
Gail Y. Van Dalen                   Senior Vice President, Sales
--------------------------------------------------------------------------------
Kimberly A. Zerrenner               Senior Vice President, Human Resources
--------------------------------------------------------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         The following information concerns those companies that may be deemed to be controlled by or under common control with Conseco Variable Insurance Company. Conseco, Inc. or one of its wholly owned subsidiaries owns 100% of each of the companies listed below, unless indicated otherwise:

Conseco, Inc. (IN)

     CDOC, Inc. (DE)

     Conseco Risk Management, Inc. (IN)

     Conseco Capital Management, Inc. (DE)

     Conseco Equity Sales, Inc. (TX)

     ExlService.com, Inc. (DE)

     exl Service.com (India) Private Limited (India)

     Conseco Services, LLC (9.9%) (IN)

     Conseco Marketing, LLC (9%) (IN)

     Conseco Entertainment, Inc. (IN)

         Conseco Entertainment L.L.C (99%) (IN)

         Conseco HPLP, L.L.C (1%) (IN)

     Conseco HPLP, L.L.C. (99%) (IN)

     Conseco, L.L.C. (10%) (DE)

     Codelinks Data Service Private Limited (.004%) (India)

     CIHC, Incorporated (DE)

         Conseco Management Services Company (TX)

              Conseco Services, LLC (1%) (IN)

                  Conseco Marketing, LLC (90%) (IN)

              Conseco Marketing, LLC (1%) (IN)

         Conseco Services, LLC (89.1%) (IN)

         Conseco Entertainment L.L.C (1%) (IN)

         Conseco L.L.C. (90%) (DE)

         Codelinks Data Service Private Limited (99.006%) (India)

         Codelinks, LLC (IN)

         CNC Entertainment Nevada, Inc. (NV)

         Conseco Health Services, Inc. (PA)

         CNC Real Estate, Inc. (DE)

         Design Benefit Plans, Inc. (IL)

              Continental Marketing Corporation of Illinois, Inc. (IL)

              DBP of Nevada, Inc. (NV)

              Design Benefit Plans of Oregon, Inc. (OR)

         NAL Financial Group, Inc. (DE)

              NAL Mortgage Corporation (FL)

              NAL Acceptance Corporation (FL)

                  Performance Cars of South Florida, Inc. (FL)

                  Lease Asset Management, Inc. (FL)

                  Special Fiance, Inc. (FL)

                  Autorics, Inc. (DE)

                  Autorics II, Inc. (DE)

                  NAL Insurance Services, Inc. (FL)

         Automobile Underwriters Corporation (IA)

              Automobile Underwriters, Incorporated (IN)

              Techno Company d/b/a Statesman Data Services, Inc. (IA)

         Direct Financial Services, Inc. (IL)

              Erie International Insurance Company, Inc. (Turcs and Caicos
                Islands)

              Network Air Medical Systems, Inc. (IL)

              Association Management Corporation (IL)

                  Pioneer Savers Plan, Inc. (IL)

                  Independent Savers Plan, Inc. (IL)

              Preferred Health Choice, Inc. (IL)

              Personal HealthCare, Inc. (DE)

                  Healthscope, Inc. (IL)

              Partners Health Group, Inc. (IL)

         Ardiel Insurance Service, Inc. (CA)

         Specialty Planners, Inc. (CA)

         CTIHC, Inc. (DE)

         Conseco Finance Corp. (DE)

              Conseco Finance Servicing Corp. (DE)

              Conseco Finance Corp.-Alabama  (DE)

              Conseco Finance Corp.-Texas  (DE)

              Conseco Finance Credit Corp.  (NY)

              Conseco Finance Consumer Discount Company  (PA)

              Conseco Finance Loan Company (MN)

              Landmark Manufactured Housing, Inc.  (MN)

              P Financial Services, Inc.  (MN)

              Conseco Finance Vendor Services Corporation  (DE)

              Green Tree Retail Services Bank, Inc.  (SD)

              Conseco Bank, Inc.  (UT)

              Conseco Finance Canada Holding Company  (DE)

              Conseco Finance Canada Company  (Nova Scotia)

              BizGuild, Inc.  (MN)

              Green Tree Finance Corp.-Two  (MN)

              Green Tree Finance Corp.-Three  (MN)

              Green Tree Finance Corp.-Five  (MN)

              Green Tree Finance Corp.-Six  (MN)

              Conseco Finance SP Corp.-Seven  (MN)

              Conseco Finance SP Corp.-Eight  (MN)

              Conseco Finance Net Interest Margin Finance Corp. I  (DE)

              Conseco Finance Net Interest Margin Finance Corp. II  (DE)

              Green Tree Residual Finance Corp. I  (MN)

              Green Tree Floorplan Funding Corp.  (DE)

              Conseco Finance Credit Card Funding Corp.  (MN)

              Conseco Finance Securitizations Corp.  (MN)

              Conseco HE/HI 2001-B-2, Inc.  (MN)

              Conseco Finance Advance Receivables Corp.  (MN)

              Conseco Finance Leasing Trust  (DE)

              Green Tree Titling Limited Partnership I  (DE)

              Green Tree Titling Limited Partnership II  (DE)

              G.T. Titling, LLC I  (DE)

              G.T. Titling, LLC II  (DE)

              Green Tree Titling Holding Company I  (DE)

              Green Tree RECS II Guaranty Corporation  (MN)

              Green Tree First GP Inc.  (MN)

              Green Tree Second GP Inc.  (MN)

              Conseco Agency, Inc.  (MN)

              Conseco Agency of Alabama, Inc.  (AL)

              Conseco Agency of Kentucky, Inc  (KY)

              Conseco Agency of Nevada, Inc.  (NV)

              Conseco Agency of New York, Inc.  (NY)

              Crum-Reed General Agency, Inc.  (TX)

              Conseco Agency Reinsurance Limited  (Turks and Caicos Island)

              Rice Park Properties Corporation  (MN)

              Conseco Finance Foundation  (MN)

         Conseco Securities, Inc. (DE)

         K.F. Insurance Agency of Massachusetts, Inc. (MA)

         K.F. Agency, Inc. (IL)

         Administrators Service Corporation (IL)

         Eagles' National Corporation (KY)

         Conseco Teleservices, Inc. (DE)

         Hawthorne Advertising Agency, Inc. (PA)

         PL Holdings, Inc. (NV)

         Integrated Networks, Inc. (IL)

         ResortPort Holding of Delaware, Inc. (DE)

              3037953 Nova Scotia Company (Nova Scotia)

                  Resortport Investment Partnership (60%) (Nova Scotia)

                      Resortport Development Partnership (Nova Scotia)

         Design Securities Corporation (DE)

         Geneva International Insurance Company, Inc. (Turcs and Caicos Islands)

         Business Information Group, Inc. (IL)

         Conseco Travel & Event Services, Inc. (CO)

         Independent Processing Services, Inc. (DE)

         Consumer Acceptance Corporation (IN)

              General Acceptance Corporation Reinsurance Limited (Turcs and
                Caicos Islands)

         American Life and Casualty Marketing Division Co. (IA)

         Conseco Group Risk Management Company (MS)

         Target Ad Group, Inc. (IL)

         United Life Holdings, Inc. (NV)

         Response Air Ambulance Network, Inc. (IL)

         Conseco Life Insurance Company  of Texas (TX)

              Conseco Direct Life Insurance Company (PA)

                  C.P. Real Estate Services Corp. (NJ)

              Conseco Variable Insurance Company (TX)

                  Eagle Mortgage Company, Inc. (AR)

              Pioneer Life Insurance Company (IL)

                  Manhattan National Life Insurance Company (IL)

                  Conseco Medical Insurance Company (IL)

              Conseco Health Insurance Company (AZ)

              Conseco Senior Health Insurance Company (PA)

                  Conseco Life Insurance Company of New York (NY)

                  Carmel, Fifth, LLC (25%) (DE)

              Washington National Insurance Company (IL)

                  Washington National Development Company (DE)

                  Conseco Life Insurance Company (IN)

                  Carmel, Fifth, LLC (22.5%) (DE)

              Conseco Annuity Assurance Company (IL)

                  Carmel, Fifth, LLC (2.5%) (DE)

              Bankers Life Insurance Company of Illinois (IL)

                  Bankers Life and Casualty Company (IL)

                      Carmel, Fifth, LLC (50%) (DE)

                      Falls Holding of Delaware, Inc. (DE)

                      3037939 Nova Scotia Company (Nova Scotia)

         Bankers National Life Insurance Company (TX)

         Conseco Life Insurance (Bermuda) Limited (Bermuda)

         CFIHC, Inc. (DE)

              Conseco Private Capital Group, Inc. (IN)

              Conseco Global Investments, Inc. (DE)

              Conseco Mortgage Capital, Inc. (DE)

              Marketing Distribution Systems Consulting Group, Inc. (DE)

                  BankMark School of Business, Inc. (DE)

                  Investment Services Center of Delaware, Inc. (DE)

                  Bankmark, Inc. (ME)

                  Community Insurance Agency, Inc. (NH)

                  MDS of New Jersey, Inc. (NJ)

                      Community Insurance Agency, Inc. (MA)

                      MDS Investment Center, Inc. (CT)

              Performance Matters Associates, Inc. (DE)

                  Performance Matters Associates of Texas, Inc. (TX)

                  Performance Matters Associates of Kansas, Inc. (KS)

                  Performance Matters Associates of Ohio, Inc. (OH)

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of March 31, 2002, there was 1 non-qualified contract owner and 3,996 qualified contract owners.

ITEM 28. INDEMNIFICATION

         The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Conseco Equity Sales, Inc. ("Conseco Equity Sales") is the principal underwriter for the following investment companies (other than Registrant):

Conseco Variable Annuity Account E      Conseco Fund Group
Conseco Variable Annuity Account F      BMA Variable Life Account A
Conseco Variable Annuity Account G      Conseco Advisor Variable Annuity Account
Conseco Variable Annuity Account H      Conseco Variable Account L
Conseco Variable Annuity Account I

(b) Conseco Equity Sales, Inc. ("CES") is the principal underwriter for the Contracts. The following persons are the officers and directors of CES. The principal business address for each officer and director of CES is 11815 North Pennsylvania Street, Carmel, Indiana 46032.

    --------------------------------- --------------------------------------
                                             Positions and Offices
              Name                             with Underwriter
    --------------------------------- --------------------------------------
      Donald B. Johnston              Director and President
    --------------------------------- --------------------------------------
      James S. Adams                  Director, Senior Vice President, Chief
                                      Accounting Officer and Treasurer
    --------------------------------- --------------------------------------
      William T. Devanney, Jr.        Senior Vice President, Corporate Taxes
    --------------------------------- --------------------------------------
      James C. Crampton               Vice President, Corporate Taxes
    --------------------------------- --------------------------------------
      William P. Kovacs               Director, Vice President, General Counsel,
                                      Secretary and Chief Compliance Officer
    --------------------------------- --------------------------------------
      Margaret A. Cullem-Fiore        Vice President and Associate General
                                      Counsel
    --------------------------------- --------------------------------------

(c)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
   Name of Principal        Net Underwriting        Compensation on      Brokerage Commissions      Compensation*
      Underwriter             Discounts and          Redemption or
                               Commissions           Annuitization
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

Conseco Equity Sales,     None                   None                    None                   None
Inc.

*Fees paid by Conseco Variable for serving as underwriter

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Conseco Variable Insurance Company, whose address is 11815 N. Pennsylvania Street, Carmel, IN 46032, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable.

ITEM 32. UNDERTAKINGS

         (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

         (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

         (d) Conseco Variable Insurance Company (the "Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

         (e) The Securities and Exchange Commission (the "SEC") issued the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

                  (1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

                  (2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

                  (3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

                  (4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

         The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the registrant, Conseco Variable Annuity Account C, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this registration statement and has duly caused this Post-Effective Amendment No. 12 to the registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Carmel, the State of Indiana, on this 29th day of April, 2002.


                               CONSECO VARIABLE ANNUITY ACCOUNT C
                               Registrant

                               By: Conseco Variable Insurance Company

                               By: /s/ ELIZABETH G. GEORGAKOPOULOS
                                       ----------------------------------------
                                       Elizabeth G. Georgakopoulos
                                       President

                               CONSECO VARIABLE INSURANCE COMPANY
                               Depositor

                               By: /s/ ELIZABETH G. GEORGAKOPOULOS
                                       ----------------------------------------
                                       Elizabeth G. Georgakopoulos
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to its registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

SIGNATURE                          TITLE                                 DATE
---------                          -----                                 ----
/s/ RONALD F. RUHL                 Director                              April 29, 2002
-----------------------------------
Ronald F. Ruhl

/s/ ELIZABETH C. GEORGAKOPOULOS    Director and President                April 29, 2002
-------------------------------    (principal executive officer)
Elizabeth C. Georgakopoulos

/s/ JAMES S. ADAMS                 Director, Senior Vice President,      April 29, 2002
-----------------------------------Chief Accounting Officer and
James S. Adams                     Treasurer
                                   (principal financial officer
                                   and principal accounting officer)

/s/ DAVID K. HERZOG                Director                              April 29, 2002
-----------------------------------
David K. Herzog

/s/ WILLIAM J. SHEA                Director                              April 29, 2002
-----------------------------------
William J. Shea

                                INDEX TO EXHIBITS

EXHIBIT
NUMBER                     EXHIBIT
-------                    -------
(b)(9)                     Opinion and Consent of Counsel
(b)(10)(a)                 Consent of Sutherland Asbill & Brennan LLP
(b)(10)(b)                 Consent of Independent Accountants